UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jason Schwarz, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.   Schedule of Investments

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 97.6%††
Consumer Discretionary — 24.5%
26,489	Amazon.com, Inc.†	$8,914,078
1,376	Bally Technologies, Inc.†(a)	91,188
11,904	Best Buy Co., Inc.(a)	314,385
1,170	Brinker International, Inc.	61,366
33,565	Cablevision Systems Corp., Class A(a)	566,242
1,439	Charter Communications, Inc., Class A†	177,285
4,970	Chipotle Mexican Grill, Inc., Class A†(a)	2,823,208
65,145	Comcast Corp., Class A	3,258,553
3,451	Darden Restaurants, Inc.(a)	175,173
7,606	DIRECTV†	581,251
1,679	Discovery Communications, Inc., Class A†	138,853
2,968	Discovery Communications, Inc., Class C†	228,714
5,997	DISH Network Corp., Class A†	373,073
2,847	Dollar General Corp.†	157,952
3,132	DR Horton, Inc.(a)	67,808
21,120	Ford Motor Co.	329,472
2,080	GameStop Corp., Class A(a)	85,488
1,575	Gannett Co., Inc.(a)	43,470
2,340	General Motors Co.	80,543
8,343	Goodyear Tire & Rubber Co. (The)(a)	218,002
995	Harley-Davidson, Inc.	66,277
1,308	Harman International Industries, Inc.	139,171
54,487	Home Depot, Inc. (The)	4,311,556
4,346	Hyatt Hotels Corp., Class A†	233,858
8,734	International Game Technology(a)	122,800
7,484	Jarden Corp.†	447,768
283	John Wiley & Sons, Inc., Class A	16,312
20,124	Johnson Controls, Inc.	952,268
24,062	Kate Spade & Co.†(a)	892,460
2,435	Kohl's Corp.(a)	138,308
530	Lear Corp.	44,372
2,027	Liberty Global PLC†(a)	82,519
2,027	Liberty Global PLC, Class A†	84,323
13,725	Liberty Interactive Corp., Class A†	396,241
4,850	Lowe's Cos., Inc.	237,165
5,541	Lululemon Athletica, Inc.†(a)	291,401
2,840	Mattel, Inc.(a)	113,912
1,594	McDonald's Corp.	156,260
46,650	Michael Kors Holdings, Ltd.†	4,351,046
23,175	Mohawk Industries, Inc.†	3,151,336
32,877	NIKE, Inc., Class B	2,428,295
290	NVR, Inc.†(a)	332,630
4,471	Omnicom Group, Inc.	324,595
1,823	PetSmart, Inc.(a)	125,586
4,185	priceline.com, Inc.†	4,988,060
162,418	PulteGroup, Inc.(a)	3,116,801
12,629	PVH Corp.	1,575,720
3,537	Sally Beauty Holdings, Inc.†	96,914
1,765	Scripps Networks Interactive, Inc., Class A(a)	133,981
4,183	Service Corp. International	83,158
19,996	Shutterfly, Inc.†(a)	853,429
765	Six Flags Entertainment Corp.	30,715
26,657	Staples, Inc.(a)	302,290
107,381	Starbucks Corp.	7,879,618
1,843	Tesla Motors, Inc.†(a)	384,173
5,907	Time Warner Cable, Inc., Class A	810,322
25,563	TJX Cos., Inc.	1,550,396
47,100	Tractor Supply Co.	3,326,673
96,100	Twenty-First Century Fox, Inc., Class A	3,072,317

Shares		Value
Consumer Discretionary — (continued)
6,170	Ulta Salon Cosmetics & Fragrance, Inc.†(a)	$601,452
3,698	Viacom, Inc., Class B	314,293
37,938	Walt Disney Co. (The)	3,037,696
1,136	Whirlpool Corp.	169,787
3,560	Wyndham Worldwide Corp.	260,699
3,924	Yum! Brands, Inc.	295,830
		71,010,887
Consumer Staples — 4.6%
1,732	Altria Group, Inc.	64,829
7,260	Avon Products, Inc.(a)	106,286
2,353	Campbell Soup Co.(a)	105,603
22,254	Coca-Cola Co. (The)	860,340
425	Coca-Cola Enterprises, Inc.	20,298
424	ConAgra Foods, Inc.	13,157
12,263	Costco Wholesale Corp.	1,369,532
1,221	CVS Caremark Corp.	91,404
6,216	Dean Foods Co.(a)	96,099
23,312	Diageo PLC ADR(a)	2,904,442
16,375	Estee Lauder Cos., Inc. (The), Class A	1,095,160
36,480	Monster Beverage Corp.†	2,533,536
2,210	Nu Skin Enterprises, Inc., Class A(a)	183,099
6,353	PepsiCo, Inc.	530,475
2,968	Philip Morris International, Inc.	242,990
3,960	Safeway, Inc.	146,282
5,246	Wal-Mart Stores, Inc.	400,952
31,346	WhiteWave Foods Co., Class A†	894,615
30,910	Whole Foods Market, Inc.	1,567,446
		13,226,545
Energy — 3.8%
16,507	Anadarko Petroleum Corp.	1,399,133
480	Baker Hughes, Inc.	31,210
2,960	Cameron International Corp.†	182,839
310	Cimarex Energy Co.	36,924
96,857	Cobalt International Energy, Inc.†	1,774,420
4,287	Devon Energy Corp.	286,929
686	EOG Resources, Inc.	134,573
56,900	FMC Technologies, Inc.†	2,975,301
6,625	Halliburton Co.(a)	390,146
1,797	Kinder Morgan, Inc.	58,385
3,763	Peabody Energy Corp.(a)	61,487
36,120	Schlumberger, Ltd.	3,521,700
1,860	SM Energy Co.	132,599
360	Southwestern Energy Co.†	16,564
		11,002,210
Financials — 6.5%
19,800	Affiliated Managers Group, Inc.†	3,960,990
1,904	American Express Co.	171,417
4,753	Aon PLC(a)	400,583
138,650	Charles Schwab Corp. (The)(a)	3,789,305
71,093	CME Group, Inc., Class A	5,261,593
14	Crown Castle International Corp.(b)	1,033
80	Erie Indemnity Co., Class A	5,581
43,299	First Republic Bank	2,337,713
990	Jones Lang LaSalle, Inc.(a)	117,315
3,551	Legg Mason, Inc.(a)	174,141
61	StanCorp Financial Group, Inc.(a)	4,074
30,978	T Rowe Price Group, Inc.	2,551,038
		18,774,783
Health Care — 16.2%
7,226	Abbott Laboratories	278,273
10,050	AbbVie, Inc.	516,570
110	Actavis PLC†(a)	22,644

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
3,448	Agilent Technologies, Inc.	$192,812
9	Alere, Inc.†(a)	309
22,872	Alexion Pharmaceuticals, Inc.†	3,479,517
2,388	Allergan, Inc.	296,351
2,756	AmerisourceBergen Corp., Class A	180,766
5,946	Amgen, Inc.	733,380
2,327	Baxter International, Inc.	171,221
1,099	Becton Dickinson and Co.	128,671
15,173	Biogen Idec, Inc.†	4,640,965
19,957	Boston Scientific Corp.†	269,819
10,604	Bristol-Myers Squibb Co.	550,878
1,348	Cardinal Health, Inc.	94,333
175,944	Catamaran Corp.†(a)	7,875,253
33,639	Celgene Corp.†	4,696,004
57,700	Cerner Corp.†(a)	3,245,625
3,375	Cigna Corp.(a)	282,589
1,399	DaVita HealthCare Partners, Inc.†	96,321
48,768	Edwards Lifesciences Corp.†(a)	3,617,123
6,834	Endo International PLC†(a)	469,154
5,779	Express Scripts Holding Co.†	433,945
123,266	Gilead Sciences, Inc.†(a)	8,734,629
3,129	HCA Holdings, Inc.†	164,272
23,253	Hologic, Inc.†(a)	499,939
3,045	Hospira, Inc.†	131,696
440	Intuitive Surgical, Inc.†	192,716
590	Jazz Pharmaceuticals PLC†	81,821
2,166	Johnson & Johnson	212,766
3,194	Laboratory Corp. of America Holdings†	313,683
2,159	McKesson Corp.	381,215
975	Medivation, Inc.†(a)	62,761
437	Mettler-Toledo International, Inc.†	102,992
10,292	Mylan, Inc.†(a)	502,558
1,894	PerkinElmer, Inc.	85,344
760	Perrigo Co. PLC	117,542
19,466	Pharmacyclics, Inc.†	1,950,883
3,750	Quest Diagnostics, Inc.(a)	217,200
515	Regeneron Pharmaceuticals, Inc.†	154,644
1,375	Seattle Genetics, Inc.†	62,645
4,421	Tenet Healthcare Corp.†	189,263
2,619	United Therapeutics Corp.†(a)	246,265
2,027	Vertex Pharmaceuticals, Inc.†	143,349
		46,820,706
Industrials — 8.7%
3,597	3M Co.	487,969
3,892	AECOM Technology Corp.†(a)	125,206
481	Allegion PLC	25,094
2,790	AO Smith Corp.	128,396
1,858	Babcock & Wilcox Co. (The)	61,685
3,946	Boeing Co. (The)	495,184
23,925	Canadian Pacific Railway, Ltd.	3,599,038
4,584	Caterpillar, Inc.(a)	455,512
1,811	CH Robinson Worldwide, Inc.(a)	94,878
100	Copa Holdings SA, Class A	14,519
1,899	Crane Co.	135,114
23,750	Cummins, Inc.	3,538,513
2,929	Danaher Corp.	219,675
6,032	Delta Air Lines, Inc.	209,009
4,840	Emerson Electric Co.	323,312
180	Exelis, Inc.	3,422
71,075	Fastenal Co.(a)	3,505,419
29,499	Fluor Corp.(a)	2,292,957
9,037	Hertz Global Holdings, Inc.†	240,745
4,622	Honeywell International, Inc.	428,737
9	Ingersoll-Rand PLC	515
1,555	Joy Global, Inc.(a)	90,190

Shares		Value
Industrials — (continued)
1,105	Lockheed Martin Corp.	$180,380
720	Manpowergroup, Inc.	56,758
604	Oshkosh Corp.	35,558
9,582	Precision Castparts Corp.	2,421,946
285	Rockwell Collins, Inc.	22,706
7,789	Rollins, Inc.	235,539
3,100	SPX Corp.	304,761
28,458	Textron, Inc.(a)	1,118,115
835	Timken Co.	49,081
76	Trinity Industries, Inc.	5,477
1,277	Union Pacific Corp.	239,642
8,864	United Continental Holdings, Inc.†	395,600
30,171	United Rentals, Inc.†	2,864,435
6,298	United Technologies Corp.	735,858
52	WESCO International, Inc.†(a)	4,327
		25,145,272
Information Technology — 28.1%
2,949	Accenture PLC, Class A(a)	235,094
7,025	Activision Blizzard, Inc.(a)	143,591
61,025	Adobe Systems, Inc.†	4,011,783
2,381	Akamai Technologies, Inc.†	138,598
14,650	Alliance Data Systems Corp.†(a)	3,991,393
34,893	Altera Corp.	1,264,522
13,422	Apple, Inc.(a)	7,204,124
12,032	Atmel Corp.†(a)	100,587
2,462	Automatic Data Processing, Inc.	190,214
3,237	Broadcom Corp., Class A	101,901
1,994	Citrix Systems, Inc.†	114,515
1,914	Cognizant Technology Solutions Corp., Class A†	96,868
3,870	Computer Sciences Corp.	235,373
3,912	Cree, Inc.†	221,263
550	F5 Networks, Inc.†	58,646
117,616	Facebook, Inc., Class A†	7,085,188
1,387	Fidelity National Information Services, Inc.	74,135
525	First Solar, Inc.†	36,640
20	Fiserv, Inc.†	1,134
1,166	Gartner, Inc.†	80,967
6,191	Global Payments, Inc.	440,242
13,582	Google, Inc., Class A†	15,137,275
8,198	Hewlett-Packard Co.	265,287
5,387	International Business Machines Corp.	1,036,944
881	Intuit, Inc.	68,480
5,473	Juniper Networks, Inc.†	140,984
5,980	Lam Research Corp.†	328,900
9,172	LinkedIn Corp., Class A†(a)	1,696,270
16,281	LSI Corp.	180,231
14,885	Marvell Technology Group, Ltd.	234,439
5,310	MasterCard, Inc., Class A	396,657
109,157	Micron Technology, Inc.†	2,582,654
67,830	Microsoft Corp.	2,780,352
1,437	Motorola Solutions, Inc.	92,385
16,158	NCR Corp.†	590,575
2,435	NetApp, Inc.	89,852
4,958	ON Semiconductor Corp.†	46,605
33,371	Oracle Corp.	1,365,208
2,300	Pandora Media, Inc.†(a)	69,736
9,009	QUALCOMM, Inc.	710,450
104,538	Rackspace Hosting, Inc.†(a)	3,430,937
91,377	Salesforce.com, Inc.†(a)	5,216,713
3,329	Solera Holdings, Inc.	210,859
31,700	Splunk, Inc.†	2,266,233
13,780	Stratasys, Ltd.†(a)	1,461,920
3,365	Symantec Corp.	67,199

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
11,110	Teradata Corp.†(a)	$546,501
9,210	Vantiv, Inc., Class A†(a)	278,326
39,929	Visa, Inc., Class A	8,619,074
25,425	VMware, Inc., Class A†(a)	2,746,409
355	Western Digital Corp.	32,596
20,733	Western Union Co. (The)(a)	339,192
15,653	Xerox Corp.(a)	176,879
28,242	Zillow, Inc., Class A†(a)	2,488,120
		81,521,020
Materials — 4.7%
3,892	Ball Corp.(a)	213,321
6,077	Crown Holdings, Inc.†	271,885
1,619	Dow Chemical Co. (The)	78,667
31,625	Ecolab, Inc.	3,415,184
3,572	EI du Pont de Nemours & Co.(a)	239,681
37,964	Freeport-McMoRan Copper & Gold, Inc.	1,255,469
42,729	Monsanto Co.	4,861,279
3,230	Rockwood Holdings, Inc.	240,312
9,146	Sealed Air Corp.	300,629
13,444	Sherwin-Williams Co. (The)	2,650,216
3,062	Silgan Holdings, Inc.	151,630
1,134	Vulcan Materials Co.	75,354
		13,753,627
Telecommunication Services — 0.5%
8,458	CenturyLink, Inc.(a)	277,760
1,174	SBA Communications Corp., Class A†(a)	106,787
10,125	Sprint Corp.†(a)	93,049
3,177	tw telecom, Inc., Class A†	99,313
19,468	Verizon Communications, Inc.(a)	926,093
		1,503,002
Utilities — 0.0%
10,100	AES Corp. (The)	144,228

Total Common Stock
(Cost $217,815,768)		282,902,280

SHORT-TERM INVESTMENTS (c) — 20.0%
7,048,047	Northern Trust Institutional Government Select Portfolio, 0.010%	7,048,047
50,854,090	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	50,854,090

Total Short-Term Investments
(Cost $57,902,137)		57,902,137
Total Investments — 117.6%
(Cost $275,717,905)‡		340,804,417
Other Assets & Liabilities, Net — (17.6)%		(51,047,221)
NET ASSETS — 100.0%		$289,757,196

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $50,443,778.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $50,854,090. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $68,884.

‡	At March 31, 2014, the tax basis cost of the Fund's investments was $275,717,905, and the unrealized appreciation and depreciation were $69,281,406 and $(4,194,894), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 98.9% ††
Consumer Discretionary — 9.4%
1,359	Allison Transmission Holdings, Inc.	$40,688
286	Apollo Education Group, Inc., Class A†(a)	9,793
9,189	Best Buy Co., Inc.(a)	242,681
377	Brinker International, Inc.(a)	19,774
11,438	Cablevision Systems Corp., Class A(a)	192,959
5,450	Carnival Corp.(a)	206,337
6,225	CBS Corp., Class B	384,705
14,375	Comcast Corp., Class A	719,038
1,687	Darden Restaurants, Inc.(a)	85,632
4,175	Delphi Automotive PLC	283,316
2,985	DIRECTV†	228,114
99	Discovery Communications, Inc., Class A†	8,187
709	DISH Network Corp., Class A†	44,107
5,680	DR Horton, Inc.(a)	122,972
19,715	Ford Motor Co.	307,554
850	GameStop Corp., Class A(a)	34,935
14,160	Gannett Co., Inc.(a)	390,816
54,855	General Motors Co.(a)	1,888,109
8,040	Goodyear Tire & Rubber Co. (The)(a)	210,085
992	Harman International Industries, Inc.	105,549
1,360	Hyatt Hotels Corp., Class A†	73,182
40	International Game Technology(a)	562
3,390	Interpublic Group of Cos., Inc. (The)	58,105
110	John Wiley & Sons, Inc., Class A	6,340
15,774	Johnson Controls, Inc.	746,426
18,225	Kohl's Corp.(a)	1,035,180
660	Lear Corp.	55,255
340	Lennar Corp., Class A	13,471
4,280	Liberty Interactive Corp., Class A†	123,564
9,050	Macy's, Inc.	536,575
3,415	Magna International, Inc., Class A	328,899
54	Marriott International, Inc., Class A(a)	3,025
12,879	MGM Resorts International†	333,051
53,950	News Corp., Class A†	929,019
16,210	News Corp., Class B†	270,707
20,168	Omnicom Group, Inc.	1,464,197
1,007	Royal Caribbean Cruises, Ltd.	54,942
1,420	Stanley Black & Decker, Inc.	115,361
108,347	Staples, Inc.(a)	1,228,655
3,474	Thomson Reuters Corp.	118,811
1,708	Time Warner Cable, Inc., Class A	234,303
5,246	Time Warner, Inc.(a)	342,721
13,375	TRW Automotive Holdings Corp.†(a)	1,091,667
2,360	Viacom, Inc., Class B	200,576
4,174	Walt Disney Co. (The)	334,212
40	Whirlpool Corp.	5,978
1,092	Wyndham Worldwide Corp.	79,967
		15,310,102
Consumer Staples — 3.1%
1,300	Archer-Daniels-Midland Co.	56,407
120	Bunge, Ltd.	9,541
1,100	Campbell Soup Co.(a)	49,368
4,210	Coca-Cola Enterprises, Inc.	201,069
500	Constellation Brands, Inc., Class A†	42,485
12,785	CVS Caremark Corp.	957,085
1,290	Dean Foods Co.	19,943
200	Energizer Holdings, Inc.	20,148
298	JM Smucker Co. (The)	28,977
10,859	Molson Coors Brewing Co., Class B	639,161
10,025	Mondelez International, Inc., Class A	346,364

Shares		Value
Consumer Staples — (continued)
310	Pinnacle Foods, Inc.	$9,257
11,325	Procter & Gamble Co. (The)	912,795
86,500	Rite Aid Corp.†	542,355
7,680	Safeway, Inc.	283,699
12,975	Wal-Mart Stores, Inc.	991,680
		5,110,334
Energy — 12.6%
1,707	Anadarko Petroleum Corp.	144,685
14,936	Apache Corp.	1,238,941
32,467	Baker Hughes, Inc.	2,111,004
49,253	BP PLC ADR	2,369,069
1,470	Cameron International Corp.†	90,802
44,245	Chesapeake Energy Corp.(a)	1,133,557
9,308	Chevron Corp.	1,106,814
216	Cimarex Energy Co.	25,728
8,927	ConocoPhillips	628,014
2,697	Consol Energy, Inc.	107,745
1,040	Denbury Resources, Inc.(a)	17,056
14,945	Devon Energy Corp.	1,000,269
1,360	Dresser-Rand Group, Inc.†	79,438
4,500	Energen Corp.	363,645
54,463	Exxon Mobil Corp.	5,319,946
1,030	Hess Corp.	85,366
993	Kinder Morgan, Inc.	32,263
209	Marathon Oil Corp.	7,424
2,159	Marathon Petroleum Corp.	187,919
939	Murphy Oil Corp.(a)	59,026
910	Nabors Industries, Ltd.	22,432
3,143	Newfield Exploration Co.†	98,564
6,456	Occidental Petroleum Corp.	615,192
7,503	Peabody Energy Corp.	122,599
34,956	Royal Dutch Shell PLC ADR, Class A(a)	2,553,867
1,273	Southwestern Energy Co.†	58,571
1,250	Tesoro Corp.	63,238
298	Unit Corp.†	19,483
14,025	Valero Energy Corp.	744,728
260	Whiting Petroleum Corp.†	18,041
2,560	WPX Energy, Inc.†	46,157
		20,471,583
Financials — 30.2%
1,994	Aflac, Inc.	125,702
20	Allied World Assurance Co. Holdings AG	2,064
26,725	Allstate Corp. (The)	1,512,100
3,030	American Capital Agency Corp.(b)	65,115
44,908	American International Group, Inc.	2,245,849
893	Ameriprise Financial, Inc.	98,292
9,350	Annaly Capital Management, Inc.(a) (b)	102,569
2,938	Aon PLC	247,615
5,955	Associated Banc-Corp(a)	107,547
2,481	Assurant, Inc.(a)	161,166
18,524	Axis Capital Holdings, Ltd.	849,325
238,064	Bank of America Corp.	4,094,701
9,419	Bank of New York Mellon Corp. (The)(a)	332,396
3,717	BB&T Corp.(a)	149,312
9,330	Berkshire Hathaway, Inc., Class B†	1,165,970
654	BOK Financial Corp.(a)	45,159
9,840	Capital One Financial Corp.	759,254
21,875	CBL & Associates Properties, Inc.(a) (b)	388,281
5,160	CBRE Group, Inc., Class A†	141,539
1,617	Chubb Corp. (The)	144,398
1,540	CIT Group, Inc.	75,491
45,401	Citigroup, Inc.	2,161,088
20,345	Comerica, Inc.(a)	1,053,871
893	Cullen/Frost Bankers, Inc.(a)	69,234

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
15,309	Discover Financial Services	$890,831
8,930	E*Trade Financial Corp.†	205,569
460	Erie Indemnity Co., Class A	32,090
100	Everest Re Group, Ltd.	15,305
86,673	Fifth Third Bancorp	1,989,145
99	First Citizens BancShares, Inc., Class A	23,834
10,650	Franklin Resources, Inc.(a)	577,017
1,810	Fulton Financial Corp.	22,770
12,354	Goldman Sachs Group, Inc. (The)	2,024,203
26,530	Hartford Financial Services Group, Inc.(a)	935,713
10	Healthcare Trust of America, Inc., Class A(a) (b)	114
40,975	Huntington Bancshares, Inc.	408,521
44,850	ING US, Inc.	1,626,709
22,500	Invesco, Ltd.	832,500
1,950	Jones Lang LaSalle, Inc.	231,075
64,944	JPMorgan Chase & Co.(a)	3,942,750
41,610	KeyCorp	592,527
3,027	Legg Mason, Inc.(a)	148,444
20,725	Liberty Property Trust(b)	765,996
1,010	Lincoln National Corp.	51,177
3,070	Loews Corp.	135,233
226	Marsh & McLennan Cos., Inc.	11,142
49,263	MetLife, Inc.	2,601,086
60,188	Morgan Stanley	1,876,060
4,350	NASDAQ OMX Group, Inc. (The)	160,689
419	Northern Trust Corp.(a)	27,470
4,250	Old Republic International Corp.(a)	69,700
924	PartnerRe, Ltd.	95,634
11,122	People's United Financial, Inc.(a)	165,384
31,899	PNC Financial Services Group, Inc.	2,775,213
2,560	Popular, Inc.†	79,334
2,470	Principal Financial Group, Inc.	113,595
5,062	Progressive Corp. (The)	122,602
2,226	Protective Life Corp.	117,065
6,892	Prudential Financial, Inc.	583,408
1,200	Public Storage(a) (b)	202,188
10,660	Raymond James Financial, Inc.	596,214
2,570	Realogy Holdings Corp.†(a)	111,667
298	Regency Centers Corp.(b)	15,216
108,275	Regions Financial Corp.	1,202,935
320	Reinsurance Group of America, Inc., Class A	25,482
3,660	Retail Properties of America, Inc., Class A(a) (b)	49,556
3,540	Simon Property Group, Inc.(b)	580,560
1,650	SLM Corp.	40,392
13,180	State Street Corp.	916,669
5,737	SunTrust Banks, Inc.	228,275
838	Torchmark Corp.(a)	65,951
794	Travelers Cos., Inc. (The)	67,569
4,835	U.S. Bancorp(a)	207,228
55,800	UBS AG(a)	1,156,176
5,177	Unum Group(a)	182,800
794	Vornado Realty Trust(b)	78,257
39,763	Wells Fargo & Co.	1,977,812
26,175	Willis Group Holdings PLC(a)	1,155,103
		49,207,993
Health Care — 13.8%
35,296	Abbott Laboratories	1,359,249
12,875	AbbVie, Inc.	661,775
20,885	Aetna, Inc.	1,565,748
12,070	Agilent Technologies, Inc.	674,954
10	Alere, Inc.†(a)	344

Shares		Value
Health Care — (continued)
783	AmerisourceBergen Corp., Class A	$51,357
9,650	Becton Dickinson and Co.	1,129,822
82,167	Boston Scientific Corp.†	1,110,898
1,290	Cardinal Health, Inc.	90,274
13,550	Cigna Corp.	1,134,542
14	Community Health Systems, Inc.†	548
2,581	Covidien PLC	190,116
1,460	DaVita HealthCare Partners, Inc.†	100,521
520	Edwards Lifesciences Corp.†(a)	38,568
4,825	Eli Lilly & Co.	283,999
3,116	Endo International PLC†(a)	213,913
1,010	Express Scripts Holding Co.†	75,841
7,130	Gilead Sciences, Inc.†(a)	505,232
5,541	HCA Holdings, Inc.†	290,903
981	Health Net, Inc.†	33,364
9,099	Hologic, Inc.†(a)	195,629
2,564	Hospira, Inc.†	110,893
2,010	Humana, Inc.(a)	226,567
29,009	Johnson & Johnson	2,849,554
7,625	Laboratory Corp. of America Holdings†(a)	748,851
1,390	LifePoint Hospitals, Inc.†	75,825
3,675	Mallinckrodt PLC†	233,032
298	McKesson Corp.	52,618
12,380	Medtronic, Inc.	761,865
35,723	Merck & Co., Inc.	2,027,995
4,189	Mylan, Inc.†(a)	204,549
2,060	Omnicare, Inc.(a)	122,920
199	PerkinElmer, Inc.	8,967
70,464	Pfizer, Inc.	2,263,304
12,030	QIAGEN NV†	253,713
13,464	Quest Diagnostics, Inc.(a)	779,835
1,593	Tenet Healthcare Corp.†	68,196
12,525	Teva Pharmaceutical Industries, Ltd.	661,821
6,913	Thermo Fisher Scientific, Inc.	831,219
2,893	UnitedHealth Group, Inc.	237,197
3,115	WellPoint, Inc.	310,098
		22,536,616
Industrials — 8.9%
3,429	AECOM Technology Corp.†(a)	110,311
2,680	AGCO Corp.	147,829
480	Alaska Air Group, Inc.(a)	44,789
33	Allegion PLC	1,721
793	Alliant Techsystems, Inc.	112,725
8,425	American Airlines Group, Inc.†(a)	308,355
180	AO Smith Corp.	8,284
1,085	Babcock & Wilcox Co. (The)	36,022
6,510	Caterpillar, Inc.(a)	646,899
298	CH Robinson Worldwide, Inc.(a)	15,612
3,751	CNH Industrial NV†(a)	43,136
40,599	Delta Air Lines, Inc.	1,406,755
488	Dun & Bradstreet Corp.	48,483
199	Emerson Electric Co.	13,293
232	Exelis, Inc.	4,410
1,180	FedEx Corp.(a)	156,421
540	General Cable Corp.	13,829
10,535	General Dynamics Corp.	1,147,472
104,671	General Electric Co.	2,709,932
2,084	Harsco Corp.	48,828
5,460	Hertz Global Holdings, Inc.†	145,455
992	Huntington Ingalls Industries, Inc.	101,442
99	Ingersoll-Rand PLC	5,667
896	ITT Corp.	38,313
2,350	Joy Global, Inc.(a)	136,300
1,970	KBR, Inc.	52,560

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
5,040	L-3 Communications Holdings, Inc., Class 3	$595,476
200	Manpowergroup, Inc.	15,766
40,065	Masco Corp.	889,844
3,025	Norfolk Southern Corp.	293,939
5,365	Northrop Grumman Corp.	661,934
2,041	Oshkosh Corp.	120,154
2,300	Owens Corning	99,291
3,500	PACCAR, Inc.	236,040
12,270	Parker Hannifin Corp.	1,468,842
9,825	Pitney Bowes, Inc.(a)	255,352
329	Rockwell Collins, Inc.	26,212
20,888	Southwest Airlines Co.	493,166
274	Spirit Aerosystems Holdings, Inc., Class A†	7,724
2,940	SPX Corp.	289,031
9,725	Terex Corp.(a)	430,817
1,410	Textron, Inc.(a)	55,399
595	Toro Co. (The)	37,598
250	Towers Watson & Co., Class A	28,512
124	Trinity Industries, Inc.(a)	8,937
15,473	United Continental Holdings, Inc.†(a)	690,560
2,310	URS Corp.	108,708
397	Waste Connections, Inc.	17,412
822	WESCO International, Inc.†(a)	68,407
1,529	Xylem, Inc.	55,686
		14,459,650
Information Technology — 12.8%
3,290	Activision Blizzard, Inc.(a)	67,248
66,250	Alcatel-Lucent ADR	258,375
6,375	Amdocs, Ltd.	296,183
2,560	Apple, Inc.	1,374,055
1,180	Arrow Electronics, Inc.†(a)	70,045
3,090	Avnet, Inc.	143,778
1,290	AVX Corp.	17,002
5,610	Broadcom Corp., Class A	176,603
11,811	Brocade Communications Systems, Inc.†	125,315
56,754	Cisco Systems, Inc.	1,271,857
2,220	Computer Sciences Corp.	135,020
22,390	Corning, Inc.(a)	466,160
430	Cree, Inc.†	24,321
1,600	Diebold, Inc.(a)	63,824
4,900	eBay, Inc.†	270,676
7,900	Electronic Arts, Inc.†(a)	229,179
4,045	F5 Networks, Inc.†	431,319
1,820	First Solar, Inc.†	127,018
1,732	Global Payments, Inc.	123,163
140,484	Hewlett-Packard Co.	4,546,062
2,306	Ingram Micro, Inc., Class A†	68,165
76,745	Intel Corp.	1,980,788
1,930	Jabil Circuit, Inc.	34,740
11,232	Juniper Networks, Inc.†	289,336
15,500	Lam Research Corp.†	852,500
6,500	Marvell Technology Group, Ltd.	102,375
31,770	Micron Technology, Inc.†	751,678
29,298	Microsoft Corp.	1,200,925
3,777	NCR Corp.†	138,049
3,218	Nuance Communications, Inc.†(a)	55,253
5,000	NXP Semiconductor NV†	294,050
9,172	ON Semiconductor Corp.†	86,217
42,950	Oracle Corp.	1,757,084
14,975	SunEdison, Inc.†(a)	282,129
190	Symantec Corp.	3,794
9,625	TE Connectivity, Ltd.	579,521
2,283	Tech Data Corp.†	139,172

Shares		Value
Information Technology — (continued)
370	Teradata Corp.†(a)	$18,200
1,450	Vishay Intertechnology, Inc.(a)	21,576
8,655	Western Digital Corp.	794,702
4,840	Western Union Co. (The)(a)	79,182
62,870	Xerox Corp.(a)	710,431
10,210	Yahoo!, Inc.†	366,539
		20,823,609
Materials — 3.0%
19,214	Alcoa, Inc.(a)	247,284
590	Ashland, Inc.	58,693
2,382	Ball Corp.(a)	130,558
40,225	Barrick Gold Corp.(a)	717,212
496	Bemis Co., Inc.(a)	19,463
388	Cabot Corp.	22,915
5,712	Crown Holdings, Inc.†	255,555
298	Cytec Industries, Inc.	29,088
15,702	Dow Chemical Co. (The)	762,960
24,080	Freeport-McMoRan Copper & Gold, Inc.	796,325
53,575	Gerdau SA ADR(a)	343,416
8,895	LyondellBasell Industries NV, Class A	791,122
1,820	Mosaic Co. (The)	91,000
23	Newmont Mining Corp.	539
1,237	Nucor Corp.(a)	62,518
3,648	Owens-Illinois, Inc.†	123,412
2,290	Rockwood Holdings, Inc.	170,376
5,490	Sealed Air Corp.	180,456
1,470	Silgan Holdings, Inc.	72,794
294	Vulcan Materials Co.	19,536
		4,895,222
Telecommunication Services — 1.7%
50,866	AT&T, Inc.	1,783,871
12,163	CenturyLink, Inc.(a)	399,433
45,375	Frontier Communications Corp.(a)	258,637
500	Level 3 Communications, Inc.†	19,570
15,315	Sprint Corp.†(a)	140,745
560	tw telecom, Inc., Class A†	17,506
250	United States Cellular Corp.(a)	10,252
13,160	Windstream Holdings, Inc.(a)	108,438
		2,738,452
Utilities — 3.4%
89,659	AES Corp. (The)	1,280,331
457	AGL Resources, Inc.	22,375
8,610	Ameren Corp.	354,732
2,283	American Electric Power Co., Inc.	115,657
695	American Water Works Co., Inc.	31,553
2,679	CenterPoint Energy, Inc.	63,465
189	CMS Energy Corp.	5,534
1,052	Consolidated Edison, Inc.(a)	56,440
2,581	Dominion Resources, Inc.	183,225
695	DTE Energy Co.(a)	51,631
9,789	Duke Energy Corp.	697,172
100	Edison International	5,661
17,475	Entergy Corp.	1,168,204
12,280	Exelon Corp.(a)	412,117
600	FirstEnergy Corp.(a)	20,418
1,260	MDU Resources Group, Inc.	43,231
14	NextEra Energy, Inc.	1,339
920	Northeast Utilities(a)	41,860
240	NRG Energy, Inc.	7,632
789	PG&E Corp.	34,085
1,390	Public Service Enterprise Group, Inc.(a)	53,015
450	Questar Corp.	10,701
16	Sempra Energy(a)	1,548
17,226	Southern Co. (The)(a)	756,910

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — (continued)
187	UGI Corp.(a)	$8,529
615	Wisconsin Energy Corp.(a)	28,628
		5,455,993
Total Common Stock
(Cost $131,054,886)		161,009,554

SHORT-TERM INVESTMENTS (c) — 17.1%
2,210,535	Northern Trust Institutional Government Select Portfolio, 0.010%	2,210,535
25,648,228	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	25,648,228

Total Short-Term Investments
(Cost $27,858,763)		27,858,763
Total Investments — 116.0%
(Cost $158,913,649)‡		188,868,317
Other Assets & Liabilities, Net — (16.0)%		(26,079,014)
NET ASSETS — 100.0%		$162,789,303

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $25,326,780.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $25,648,228. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $32,388.

‡	At March 31, 2014, the tax basis cost of the Fund's investments was $158,913,649, and the unrealized appreciation and depreciation were $30,899,756 and $(945,088), respectively.

ADR — American Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 97.7%
Consumer Discretionary — 16.1%
380	American Public Education, Inc.†(a)	$13,331
300	America's Car-Mart, Inc.†(a)	11,016
935	ANN, Inc.†	38,784
130	Arctic Cat, Inc.(a)	6,213
6,344	Asbury Automotive Group, Inc.†	350,887
230	Ascent Capital Group, Inc., Class A†	17,377
1,025	Bloomin' Brands, Inc.†(a)	24,703
320	Blue Nile, Inc.†	11,136
600	Bright Horizons Family Solutions, Inc.†	23,466
495	Brown Shoe Co., Inc.	13,137
1,342	Brunswick Corp.	60,779
4,689	Capella Education Co.	296,110
215	Carrols Restaurant Group, Inc.†	1,542
150	Cavco Industries, Inc.†(a)	11,767
346	Cheesecake Factory, Inc. (The)(a)	16,480
160	Children's Place Retail Stores, Inc. (The)	7,970
515	Christopher & Banks Corp.†	3,404
299	Cooper Tire & Rubber Co.	7,266
4	Cracker Barrel Old Country Store, Inc.	389
710	Cumulus Media, Inc., Class A†	4,906
462	Dana Holding Corp.(a)	10,751
2,280	Deckers Outdoor Corp.†(a)	181,785
7,205	Denny's Corp.†(a)	46,328
152	Domino's Pizza, Inc.	11,699
3,500	Dorman Products, Inc.†(a)	206,710
2,005	Entravision Communications Corp., Class A	13,434
11,746	Express, Inc.†	186,527
1,365	Finish Line, Inc. (The), Class A	36,978
184	Genesco, Inc.†(a)	13,721
3,290	G-III Apparel Group, Ltd.†	235,498
865	Global Sources, Ltd.†(a)	7,750
904	Grand Canyon Education, Inc.†	42,217
2,950	Group 1 Automotive, Inc.(a)	193,697
350	Haverty Furniture Cos., Inc.	10,395
1,095	Hillenbrand, Inc.	35,401
100	HSN, Inc.	5,973
975	Iconix Brand Group, Inc.†(a)	38,288
1,605	Jack in the Box, Inc.†	94,599
110	KB Home(a)	1,869
959	Kirkland's, Inc.†(a)	17,732
13,285	Krispy Kreme Doughnuts, Inc.†(a)	235,543
2,095	La-Z-Boy, Inc., Class Z(a)	56,775
2,699	Libbey, Inc.†(a)	70,174
367	Lithia Motors, Inc., Class A	24,391
924	Loral Space & Communications, Inc.†	65,355
810	Matthews International Corp., Class A(a)	33,056
876	MDC Partners, Inc., Class A(a)	19,990
5,780	Meritage Homes Corp.†	242,066
5	Monarch Casino & Resort, Inc.†(a)	93
1,073	Morgans Hotel Group Co.†	8,627
584	Multimedia Games Holding Co., Inc.†	16,959
885	National CineMedia, Inc.	13,275
2,975	New York & Co., Inc.†(a)	13,060
535	Nutrisystem, Inc.	8,063
1,465	Office Depot, Inc.†(a)	6,050
3,035	Orbitz Worldwide, Inc.†(a)	23,794
756	Papa John's International, Inc.	39,395
520	Penske Automotive Group, Inc.	22,235
17,424	Pier 1 Imports, Inc.(a)	328,965
1,259	Pinnacle Entertainment, Inc.†(a)	29,838
390	Pool Corp.(a)	23,915
60	Popeyes Louisiana Kitchen, Inc.†	2,438
65	Quiksilver, Inc.†	488

Shares		Value
Consumer Discretionary — (continued)
5,546	Red Robin Gourmet Burgers, Inc.†(a)	$397,537
385	RG Barry Corp.(a)	7,269
2,463	Ruth's Hospitality Group, Inc.	29,778
6,529	Scientific Games Corp., Class A†(a)	89,643
115	Select Comfort Corp.†	2,079
756	Six Flags Entertainment Corp.	30,353
1,057	Smith & Wesson Holding Corp.†(a)	15,453
15,710	Sonic Corp.†	358,031
804	Sotheby's(a)	35,014
955	Stein Mart, Inc.(a)	13,380
8,901	Steven Madden, Ltd.†	320,258
1,565	Tenneco, Inc.†	90,879
787	Tower International, Inc.†	21,422
634	Town Sports International Holdings, Inc.(a)	5,383
165	Tumi Holdings, Inc.†	3,734
420	Vitamin Shoppe, Inc.†	19,958
120	Weyco Group, Inc.	3,242
1,015	Winnebago Industries, Inc.†(a)	27,801
2,825	Wolverine World Wide, Inc.(a)	80,654
205	Zumiez, Inc.†	4,969
		5,153,397
Consumer Staples — 5.9%
689	B&G Foods, Inc., Class A(a)	20,746
136	Boston Beer Co., Inc. (The), Class A†(a)	33,283
3,150	Boulder Brands, Inc.†(a)	55,503
354	Cal-Maine Foods, Inc.	22,224
1,534	Central Garden and Pet Co., Class A†(a)	12,686
109	Coca-Cola Bottling Co.	9,263
179	Craft Brew Alliance, Inc.†(a)	2,733
2,460	Darling International, Inc.†(a)	49,249
424	Elizabeth Arden, Inc.†(a)	12,512
1,395	Farmer Bros Co.†(a)	27,482
6,876	Fresh Market, Inc. (The)†(a)	231,034
434	Hain Celestial Group, Inc. (The)†	39,698
7,342	Inter Parfums, Inc.(a)	265,854
2,300	J&J Snack Foods Corp.	220,731
267	Lancaster Colony Corp.(a)	26,545
775	Medifast, Inc.†(a)	22,545
20	Oil-Dri Corp. of America	691
485	Omega Protein Corp.†(a)	5,854
337	Pantry, Inc. (The)†(a)	5,170
2,925	Pilgrim's Pride Corp.†	61,191
270	Post Holdings, Inc.†(a)	14,882
80	PriceSmart, Inc.(a)	8,074
955	Revlon, Inc., Class A†	24,400
25,337	Rite Aid Corp.†	158,863
504	Sanderson Farms, Inc.	39,559
784	Spectrum Brands Holdings, Inc.(a)	62,485
5,315	SUPERVALU, Inc.†(a)	36,355
5,180	TreeHouse Foods, Inc.†(a)	372,908
384	United Natural Foods, Inc.†(a)	27,233
130	WD-40 Co.(a)	10,084
		1,879,837
Energy — 4.2%
40	Adams Resources & Energy, Inc.	2,317
480	Bonanza Creek Energy, Inc.†(a)	21,312
2,528	BPZ Resources, Inc.†(a)	8,039
230	Delek US Holdings, Inc.(a)	6,679
4,910	Forest Oil Corp.†(a)	9,378
140	Geospace Technologies Corp.†(a)	9,264
271	Global Geophysical Services, Inc.†	32
8,720	ION Geophysical Corp.†(a)	36,711
2,539	Kodiak Oil & Gas Corp.†	30,823
653	LinnCo LLC(a)	17,664

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
17,385	Matador Resources Co.†	$425,759
294	Oasis Petroleum, Inc.†(a)	12,269
20,510	Pacific Drilling†(a)	223,149
6,600	PDC Energy, Inc.†	410,916
2,580	PetroQuest Energy, Inc.†(a)	14,706
4,000	Rentech, Inc.†(a)	7,600
150	RigNet, Inc.†	8,074
90	SemGroup Corp., Class A	5,911
424	Targa Resources Corp.	42,086
8,045	Vaalco Energy, Inc.†	68,785
		1,361,474
Financials — 9.6%
350	Argo Group International Holdings, Ltd.	16,065
4,270	Bank of the Ozarks, Inc.(a)	290,616
2,905	Crawford & Co., Class B	31,694
133	Credit Acceptance Corp.†	18,848
1,089	DFC Global Corp.†(a)	9,616
377	eHealth, Inc.†	19,152
700	Employers Holdings, Inc.	14,161
844	Encore Capital Group, Inc.†(a)	38,571
385	Enterprise Financial Services Corp.(a)	7,727
4,946	FelCor Lodging Trust, Inc.(b)	44,712
90	Financial Engines, Inc.	4,570
90	GAMCO Investors, Inc., Class A	6,988
665	Glimcher Realty Trust(a) (b)	6,670
2,019	Greenlight Capital Re, Ltd., Class A†	66,223
105	Hallmark Financial Services, Inc.†(a)	873
240	HFF, Inc., Class A	8,066
12,515	Hilltop Holdings, Inc.†	297,732
6,090	Home BancShares, Inc.	209,618
7,940	Iberiabank Corp.(a)	556,991
705	INTL FCStone, Inc.†(a)	13,261
5,361	MarketAxess Holdings, Inc.	317,478
7,485	MGIC Investment Corp.†(a)	63,772
1,125	Physicians Realty Trust(b)	15,660
692	Portfolio Recovery Associates, Inc.†	40,039
2,420	Potlatch Corp.(b)	93,630
17,470	PrivateBancorp, Inc., Class A	533,010
100	PS Business Parks, Inc.(b)	8,362
45	Pzena Investment Management, Inc., Class A(a)	530
515	Regional Management Corp.†	12,700
485	State Auto Financial Corp.(a)	10,335
2,852	Strategic Hotels & Resorts, Inc.† (b)	29,062
4,430	Texas Capital Bancshares, Inc.†(a)	287,684
80	United Fire Group, Inc.	2,428
655	Universal Insurance Holdings, Inc.(a)	8,318
205	WisdomTree Investments, Inc.†(a)	2,690
		3,087,852
Health Care — 20.1%
1,008	Accuray, Inc.†(a)	9,677
2,175	Achillion Pharmaceuticals, Inc.†(a)	7,156
200	Addus HomeCare Corp.†	4,610
550	Aegerion Pharmaceuticals, Inc.†	25,366
7,880	Air Methods Corp.†(a)	421,028
20,559	Akorn, Inc.†(a)	452,298
1,309	Align Technology, Inc.†	67,793
535	Alliance HealthCare Services, Inc.†	17,939
1,594	Alnylam Pharmaceuticals, Inc.†	107,021
1,725	AMAG Pharmaceuticals, Inc.†	33,379
795	AMN Healthcare Services, Inc.†	10,923
784	Amsurg Corp., Class A†	36,911
710	Analogic Corp.	58,298
600	Anika Therapeutics, Inc.†(a)	24,660
1,635	Aratana Therapeutics, Inc.†(a)	30,346

Shares		Value
Health Care — (continued)
635	Arqule, Inc.†(a)	$1,302
5,655	Array BioPharma, Inc.†(a)	26,578
249	athenahealth, Inc.†(a)	39,900
11,663	Cambrex Corp.†(a)	220,081
7,500	Cantel Medical Corp.	252,900
450	Cardiovascular Systems, Inc.†	14,306
3,150	Celldex Therapeutics, Inc.†(a)	55,660
2,250	Cempra, Inc.†(a)	25,988
10,420	Centene Corp.†	648,645
638	Cepheid, Inc.†(a)	32,908
70	Clovis Oncology, Inc.†(a)	4,849
344	Corvel Corp.†	17,117
569	CryoLife, Inc.	5,667
2,510	Curis, Inc.†(a)	7,078
674	Cyberonics, Inc.†	43,979
1,365	DexCom, Inc.†	56,456
3,398	Dyax Corp.†(a)	30,514
4,148	Dynavax Technologies Corp.†(a)	7,466
1,747	Emergent Biosolutions, Inc.†(a)	44,147
965	Endologix, Inc.†(a)	12,420
805	ExamWorks Group, Inc.†	28,183
350	Genomic Health, Inc.†(a)	9,219
9,390	Gentiva Health Services, Inc.†	85,637
2,175	Haemonetics Corp.†	70,883
1,805	Halozyme Therapeutics, Inc.†(a)	22,924
480	Hanger, Inc.†(a)	16,166
70	Harvard Bioscience, Inc.†(a)	332
2,839	HealthSouth Corp.(a)	102,005
675	HealthStream, Inc.†(a)	18,022
235	Healthways, Inc.†(a)	4,028
810	Hi-Tech Pharmacal Co., Inc.†(a)	35,097
981	HMS Holdings Corp.†(a)	18,688
7,710	ICON PLC†	366,611
935	ImmunoGen, Inc.†(a)	13,960
1,287	Infinity Pharmaceuticals, Inc.†	15,302
735	Insmed, Inc.†	13,994
150	Insys Therapeutics, Inc.†	6,215
290	Integra LifeSciences Holdings Corp.†(a)	13,337
190	Intercept Pharmaceuticals, Inc.†	62,660
1,185	InterMune, Inc.†(a)	39,662
290	IPC The Hospitalist Co., Inc.†(a)	14,233
1,255	Ironwood Pharmaceuticals, Inc., Class A†(a)	15,462
2,445	Isis Pharmaceuticals, Inc.†(a)	105,648
3,765	KaloBios Pharmaceuticals, Inc.†(a)	10,203
800	Landauer, Inc.(a)	36,264
5,410	Lannett Co., Inc.†	193,245
20,239	Lexicon Pharmaceuticals, Inc.†(a)	35,013
520	Ligand Pharmaceuticals, Inc., Class B†(a)	34,975
20	Luminex Corp.†(a)	362
130	Magellan Health Services, Inc.†	7,716
2,124	MedAssets, Inc.†	52,484
1,715	Medical Action Industries, Inc.†	11,954
665	Medicines Co. (The)†(a)	18,899
6,240	Medidata Solutions, Inc.†(a)	339,082
3,585	Merge Healthcare, Inc.†(a)	8,747
420	Molina Healthcare, Inc.†(a)	15,775
1,355	Momenta Pharmaceuticals, Inc.†	15,786
320	MWI Veterinary Supply, Inc.†(a)	49,798
2,384	Natus Medical, Inc.†(a)	61,507
2,304	Nektar Therapeutics†	27,924
4,855	Neogen Corp.†	218,232
695	NPS Pharmaceuticals, Inc.†	20,801
2,195	NxStage Medical, Inc.†	27,964
411	Omnicell, Inc.†(a)	11,763
3,535	OncoGenex Pharmaceutical, Inc.†(a)	41,572

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
80	Orexigen Therapeutics, Inc.†(a)	$520
8,894	PAREXEL International Corp.†	481,076
3,633	PDL BioPharma, Inc.(a)	30,190
1,105	Portola Pharmaceuticals, Inc.†	28,620
2,444	Pozen, Inc.	19,552
7,219	Prestige Brands Holdings, Inc.†	196,718
4,220	Progenics Pharmaceuticals, Inc.†	17,260
485	Providence Service Corp. (The)†(a)	13,716
150	Puma Biotechnology, Inc.†	15,621
85	Quality Systems, Inc.	1,435
380	Receptos, Inc.†	15,937
1,135	Repligen Corp.†(a)	14,596
2,243	Sciclone Pharmaceuticals, Inc.†	10,206
980	Select Medical Holdings Corp.(a)	12,201
2,025	Staar Surgical Co.†(a)	38,070
1,134	STERIS Corp.	54,149
1,575	Sucampo Pharmaceuticals, Inc., Class A†(a)	11,261
44	Synageva BioPharma Corp.†	3,651
475	Team Health Holdings, Inc.†	21,256
1,395	TESARO, Inc.†(a)	41,125
2,185	Thoratec Corp.†	78,245
623	Threshold Pharmaceuticals, Inc.†(a)	2,965
405	Triple-S Management Corp., Class B†	6,537
280	U.S. Physical Therapy, Inc.(a)	9,680
695	Vascular Solutions, Inc.†(a)	18,202
36	WellCare Health Plans, Inc.†	2,287
2,323	West Pharmaceutical Services, Inc.	102,328
2,045	XenoPort, Inc.†	10,573
2,330	XOMA Corp.†	12,139
590	Zeltiq Aesthetics, Inc.†(a)	11,570
		6,455,386
Industrials — 17.2%
5,180	Accuride Corp.†(a)	22,947
1,114	Aceto Corp.(a)	22,380
454	Acuity Brands, Inc.	60,187
4,580	Advisory Board Co. (The)†(a)	294,265
83	Alaska Air Group, Inc.(a)	7,745
10	Allegiant Travel Co., Class A	1,119
290	Altra Industrial Motion Corp.(a)	10,353
280	American Woodmark Corp.†	9,425
295	ARC Document Solutions, Inc.†(a)	2,195
405	Argan, Inc.	12,041
502	Avis Budget Group, Inc.†	24,447
250	AZZ, Inc.(a)	11,170
44	Barrett Business Services, Inc.	2,621
7,210	Beacon Roofing Supply, Inc.†(a)	278,739
2,889	Blount International, Inc.†	34,379
3,454	Brink's Co. (The)(a)	98,612
2,404	Builders FirstSource, Inc.†	21,900
935	Casella Waste Systems, Inc., Class A†(a)	4,778
2,910	Chart Industries, Inc.†(a)	231,491
180	CLARCOR, Inc.(a)	10,323
985	Commercial Vehicle Group, Inc.†(a)	8,983
624	Corporate Executive Board Co. (The)	46,320
470	Cubic Corp.(a)	24,003
1,225	Douglas Dynamics, Inc.(a)	21,339
585	Dycom Industries, Inc.†	18,492
8,940	EnerSys, Inc.(a)	619,452
244	Exponent, Inc.(a)	18,315
5,009	Federal Signal Corp.†(a)	74,634
535	Franklin Covey Co.†	10,577
4,020	Furmanite Corp.†	39,476
1,400	Generac Holdings, Inc.(a)	82,558
480	General Cable Corp.(a)	12,293
637	Gorman-Rupp Co. (The)(a)	20,250

Shares		Value
Industrials — (continued)
989	H&E Equipment Services, Inc.†	$40,005
19,680	Healthcare Services Group, Inc.(a)	571,901
1,446	HEICO Corp.(a)	86,991
1,705	Herman Miller, Inc.	54,782
1,049	Hexcel Corp.†	45,674
380	Hyster-Yale Materials Handling, Inc.	37,050
188	Insperity, Inc.(a)	5,824
1,475	Interface, Inc., Class A(a)	30,311
739	John Bean Technologies Corp.	22,835
9,000	KEYW Holding Corp.†(a)	168,390
980	Kforce, Inc.	20,893
1,019	Knight Transportation, Inc.(a)	23,570
1,875	Knoll, Inc.(a)	34,106
1,109	MasTec, Inc.†(a)	48,175
1,975	Matson, Inc.	48,763
2,185	Meritor, Inc.†	26,766
145	Middleby Corp.†	38,310
935	Mistras Group, Inc.†(a)	21,290
200	Moog, Inc., Class A†	13,102
500	MSA Safety Inc(a)	28,500
148	Mueller Industries, Inc.	4,439
6,059	Mueller Water Products, Inc., Class A	57,561
290	Multi-Color Corp.(a)	10,150
940	Nortek, Inc.†(a)	77,277
240	On Assignment, Inc.†	9,261
930	Pacer International, Inc.†(a)	8,333
910	Park-Ohio Holdings Corp.†(a)	51,096
580	Patrick Industries, Inc.†	25,711
1,425	PGT, Inc.†	16,402
225	Pike Corp.†(a)	2,421
677	Primoris Services Corp.	20,296
2,300	Proto Labs, Inc.†	155,641
2,223	Quality Distribution, Inc.†	28,877
199	RBC Bearings, Inc.†	12,676
2,533	Republic Airways Holdings, Inc.†	23,152
1,725	Rexnord Corp.†	49,991
7,470	Saia, Inc.†(a)	285,429
285	SP Plus Corp.†(a)	7,487
770	Spirit Airlines, Inc.†	45,738
200	Standex International Corp.	10,716
2,875	Steelcase, Inc., Class A	47,754
1,244	Swift Transportation Co., Class A†(a)	30,789
2,004	Taser International, Inc.†(a)	36,653
570	Teledyne Technologies, Inc.†(a)	55,478
1,227	Tennant Co.(a)	80,516
60	Trex Co., Inc.†(a)	4,390
1,018	Trimas Corp.†	33,798
210	TrueBlue, Inc.†	6,144
4,150	UTi Worldwide, Inc.	43,949
21,300	Wabash National Corp.†(a)	293,088
200	Watts Water Technologies, Inc., Class A	11,738
195	Werner Enterprises, Inc.(a)	4,974
18,190	Wesco Aircraft Holdings, Inc.†	400,362
374	Woodward, Inc.	15,532
565	Xerium Technologies, Inc.†(a)	9,068
		5,501,934
Information Technology — 22.7%
934	ACI Worldwide, Inc.†	55,283
1,195	ADTRAN, Inc.(a)	29,170
564	Advent Software, Inc.	16,559
753	Anixter International, Inc.	76,445
29,811	Applied Micro Circuits Corp.†(a)	295,129
19,689	Aruba Networks, Inc.†(a)	369,169
530	Aspen Technology, Inc.†	22,451
680	Badger Meter, Inc.	37,468
354	Belden, Inc.	24,639

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
725	Blackbaud, Inc.(a)	$22,692
1,539	Blucora, Inc.†(a)	30,303
2,290	Brightcove, Inc.†	22,511
635	BroadSoft, Inc.†	16,974
70	Cabot Microelectronics Corp.†	3,080
130	CACI International, Inc., Class A†(a)	9,594
4,160	Calix, Inc.†	35,069
3,096	Callidus Software, Inc.†(a)	38,762
1,805	Carbonite, Inc.†	18,393
1,641	Cardtronics, Inc.†	63,753
693	Cass Information Systems, Inc.	35,731
2,199	Cavium, Inc.†(a)	96,162
12,610	Ceva, Inc.†(a)	221,432
300	ChannelAdvisor Corp.†(a)	11,322
1,419	Ciena Corp.†(a)	32,268
1,503	CommVault Systems, Inc.†(a)	97,620
525	Computer Task Group, Inc.(a)	8,920
1,995	Comverse, Inc.†(a)	68,987
1,015	Constant Contact, Inc.†	24,827
495	Conversant, Inc.†(a)	13,934
380	Cornerstone OnDemand, Inc.†	18,190
366	CoStar Group, Inc.†	68,347
1,105	Covisint Corp.†(a)	8,100
1,142	CSG Systems International, Inc.(a)	29,738
545	Cypress Semiconductor Corp.	5,597
120	Demandware, Inc.†	7,687
3,100	Dice Holdings, Inc.†(a)	23,126
2,270	Diodes, Inc.†	59,292
1,195	DTS, Inc.†(a)	23,613
765	eGain Corp.†	5,401
12,903	Ellie Mae, Inc.†(a)	372,122
6,890	Envestnet, Inc.†	276,840
1,090	Euronet Worldwide, Inc.†	45,333
1,108	Fair Isaac Corp.(a)	61,295
29	FEI Co.(a)	2,988
4,960	FleetMatics Group PLC†(a)	165,912
815	Gigamon, Inc.†	24,768
1,619	Global Cash Access Holdings, Inc.†	11,106
624	Hackett Group, Inc. (The)	3,732
63	Heartland Payment Systems, Inc.(a)	2,611
3,630	Higher One Holdings, Inc.†(a)	26,245
201	Hittite Microwave Corp.	12,671
1,485	iGATE Corp.†	46,837
1,439	Immersion Corp.†(a)	15,181
6,840	Imperva, Inc.†(a)	380,988
2,025	Infinera Corp.†(a)	18,387
1,715	Infoblox, Inc.†	34,403
1,945	Inphi Corp.†	31,295
2,079	InterDigital, Inc.(a)	68,835
12,290	InvenSense, Inc., Class A†(a)	290,904
3,390	Ixia†(a)	42,375
283	j2 Global, Inc.(a)	14,164
815	Jive Software, Inc.†(a)	6,528
385	Lionbridge Technologies, Inc.†(a)	2,583
540	Littelfuse, Inc.	50,566
760	LogMeIn, Inc.†(a)	34,116
2,790	Manhattan Associates, Inc.†	97,734
14,983	MAXIMUS, Inc.	672,137
1,239	MaxLinear, Inc., Class A†	11,746
1,134	Mentor Graphics Corp.(a)	24,971
320	Methode Electronics, Inc.	9,811
778	Microsemi Corp.†	19,473
2,039	MoneyGram International, Inc.†(a)	35,988
650	Move, Inc.†	7,514
670	MTS Systems Corp.(a)	45,888
182	NETGEAR, Inc.†(a)	6,139

Shares		Value
Information Technology — (continued)
675	Netscout Systems, Inc.†	$25,366
680	OmniVision Technologies, Inc.†(a)	12,036
4,770	OpenTable, Inc.†(a)	366,956
324	OSI Systems, Inc.†(a)	19,395
775	PC-Tel, Inc.†(a)	6,766
80	PDF Solutions, Inc.†	1,454
70	Pegasystems, Inc.	2,472
1,115	Perficient, Inc.†(a)	20,204
909	Plexus Corp.†	36,424
2,143	PLX Technology, Inc.†	12,965
3,440	PMC - Sierra, Inc.†	26,178
600	Power Integrations, Inc.(a)	39,468
3,610	PTC, Inc.†(a)	127,902
9,320	Qlik Technologies, Inc.†	247,819
270	Qualys, Inc.†(a)	6,866
2,195	Rally Software Development Corp.†	29,369
3,504	Rambus, Inc.†(a)	37,668
10,307	RF Micro Devices, Inc.†	81,219
415	Rofin-Sinar Technologies, Inc.†(a)	9,944
310	Rogers Corp.†	19,350
3,665	Rosetta Stone, Inc.†	41,121
720	ScanSource, Inc.†	29,354
1,125	Semtech Corp.†	28,507
5,330	ServiceSource International, Inc.†	44,985
2,494	ShoreTel, Inc.†	21,448
160	Shutterstock, Inc.†(a)	11,618
85	Silicon Graphics International Corp.†(a)	1,044
4,703	Silicon Image, Inc.†	32,451
4,038	Sonus Networks, Inc.†(a)	13,608
5,080	SPS Commerce, Inc.†(a)	312,166
540	SS&C Technologies Holdings, Inc.†	21,611
80	Stamps.com, Inc.†(a)	2,685
3,043	SunEdison, Inc.†(a)	57,330
645	SunPower Corp., Class A†(a)	20,808
165	Super Micro Computer, Inc.†(a)	2,866
4,358	support.com, Inc.†(a)	11,113
34	Synaptics, Inc.†(a)	2,041
740	Synchronoss Technologies, Inc.†(a)	25,375
149	Syntel, Inc.†(a)	13,395
1,624	Take-Two Interactive Software, Inc.†(a)	35,614
815	Tangoe, Inc.†(a)	15,151
1,278	TeleTech Holdings, Inc.†(a)	31,324
1,725	Tremor Video, Inc.†(a)	7,107
320	Tyler Technologies, Inc.†	26,778
322	Ultimate Software Group, Inc.†	44,114
1,105	Unisys Corp.†	33,658
45	VASCO Data Security International, Inc.†	339
384	Verint Systems, Inc.†	18,021
450	Virtusa Corp.†	15,080
925	Vocus, Inc.†(a)	12,330
1,879	Web.com Group, Inc.†	63,942
629	WEX, Inc.†	59,787
633	XO Group, Inc.†	6,419
790	Yelp, Inc., Class A†	60,775
2,348	Zix Corp.†	9,721
		7,285,431
Materials — 1.5%
2,175	Berry Plastics Group, Inc.†(a)	50,351
200	Boise Cascade Co.†(a)	5,728
135	Calgon Carbon Corp.†	2,947
379	Chemtura Corp.†	9,585
1,104	Clearwater Paper Corp.†	69,188
100	Ferro Corp.†(a)	1,366
1,015	Globe Specialty Metals, Inc.	21,132
6,880	Graphic Packaging Holding Co.†	69,901
1,534	Handy & Harman, Ltd.†	33,763

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
304	HB Fuller Co.	$14,677
1,195	KapStone Paper and Packaging Corp.†	34,464
980	KMG Chemicals, Inc.	15,366
20	Koppers Holdings, Inc.(a)	825
435	Louisiana-Pacific Corp.†(a)	7,338
774	Neenah Paper, Inc.(a)	40,031
200	OM Group, Inc.	6,644
1,399	OMNOVA Solutions, Inc.†(a)	14,522
739	PolyOne Corp.	27,092
810	Worthington Industries, Inc.	30,983
1,345	Zep, Inc.(a)	23,806
		479,709
Telecommunication Services — 0.4%
20	Atlantic Tele-Network, Inc.(a)	1,318
9,448	Cincinnati Bell, Inc.†(a)	32,690
715	Consolidated Communications Holdings, Inc.(a)	14,307
2,252	General Communication, Inc., Class A†	25,695
1,565	Inteliquent, Inc.(a)	22,740
713	Lumos Networks Corp.(a)	9,533
1,055	nTelos Holdings Corp.(a)	14,242
1,898	PTGi Holding, Inc.(a)	6,852
430	Shenandoah Telecommunications Co.(a)	13,885
		141,262
Total Common Stock
(Cost $25,634,722)		31,346,282

SHORT-TERM INVESTMENTS (c)— 43.2%
763,750	Northern Trust Institutional Government Select Portfolio, 0.010%	763,750
13,079,349	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(d)	13,079,349

Total Short-Term Investments
(Cost $13,843,099)		13,843,099

Number of Rights
RIGHTS — 0.0%
180	Trius Contingent Value † (e)	360
Total Right (Cost $–)		360
Total Investments — 140.9%
(Cost $39,477,821)‡		45,189,741
Other Assets & Liabilities, Net — (40.9)%		(13,106,775)
NET ASSETS — 100.0%		$32,082,966

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $13,014,097.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $13,079,349.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $64,884.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2014 was $360 and represents 0.0% of Net Assets.
‡	At March 31, 2014, the tax basis cost of the Fund's investments was $39,477,821, and the unrealized appreciation and depreciation were $6,512,476 and $(800,556), respectively.

LLC— Limited Liability Company
Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1 except for Trius Contingent Value Right was considered Level 3.  At March 31, 2014, this investment was valued at $360. A reconciliation of Level 3 investments is only presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 97.6%
Consumer Discretionary — 9.2%
1,318	American Axle & Manufacturing Holdings, Inc.†	$24,409
484	America's Car-Mart, Inc.†(a)	17,773
974	Asbury Automotive Group, Inc.†	53,872
580	Ascent Capital Group, Inc., Class A†	43,819
2,088	Bassett Furniture Industries, Inc.	31,007
5,450	Bob Evans Farms, Inc.(a)	272,664
510	Children's Place Retail Stores, Inc. (The)	25,403
770	Citi Trends, Inc.†(a)	12,543
305	Cracker Barrel Old Country Store, Inc.	29,658
3,588	Dana Holding Corp.(a)	83,493
8,160	Denny's Corp.†	52,469
150	DineEquity, Inc.	11,711
21,985	Express, Inc.†(a)	349,122
830	Federal-Mogul Corp.†	15,529
529	Flexsteel Industries, Inc.	19,901
1,316	FTD, Inc.†(a)	41,862
584	Group 1 Automotive, Inc.(a)	38,346
3,225	Harman International Industries, Inc.	343,140
5,353	Harte-Hanks, Inc.(a)	47,321
23,796	Hooker Furniture Corp.	372,645
1,924	Iconix Brand Group, Inc.†(a)	75,555
2,900	Isle of Capri Casinos, Inc.†(a)	22,243
710	Jack in the Box, Inc.†	41,847
2,374	JAKKS Pacific, Inc.(a)	17,140
530	Johnson Outdoors, Inc., Class A(a)	13,473
1,480	Jones Group, Inc. (The)(a)	22,156
9,123	Journal Communications, Inc., Class A†	80,830
1,960	La-Z-Boy, Inc., Class Z(a)	53,116
2,654	Libbey, Inc.†(a)	69,004
1,554	Lifetime Brands, Inc.	27,755
379	Lithia Motors, Inc., Class A	25,188
2,363	Live Nation Entertainment, Inc.†	51,395
3,632	Marcus Corp.	60,654
804	Marriott Vacations Worldwide Corp.†	44,952
650	Matthews International Corp., Class A(a)	26,526
10	MDC Partners, Inc., Class A(a)	228
540	Meritage Homes Corp.†	22,615
7,580	Morgans Hotel Group Co.†	60,943
2,290	National CineMedia, Inc.	34,350
1,189	Penske Automotive Group, Inc.	50,842
2,153	Pinnacle Entertainment, Inc.†(a)	51,026
6,096	Reading International, Inc., Class A†(a)	44,684
869	Red Robin Gourmet Burgers, Inc.†	62,290
2,873	Regis Corp.(a)	39,360
754	Rent-A-Center, Inc., Class A(a)	20,056
555	Scholastic Corp.	19,136
8,247	Scientific Games Corp., Class A†(a)	113,231
1,429	Shiloh Industries, Inc.†(a)	25,350
1,104	Skechers U.S.A., Inc., Class A†	40,340
1,678	Sonic Automotive, Inc., Class A	37,721
2,705	Spartan Motors, Inc.	13,904
211	Tenneco, Inc.†	12,253
568	Unifi, Inc.†	13,104
1,640	Wolverine World Wide, Inc.(a)	46,822
		3,226,776
Consumer Staples — 6.4%
666	Andersons, Inc. (The)(a)	39,454
1,360	Boulder Brands, Inc.†	23,963
2,323	Chiquita Brands International, Inc.†(a)	28,921
10,920	Cott Corp.(a)	92,492
3,070	Darling International, Inc.†(a)	61,462

Shares		Value
Consumer Staples — (continued)
23,640	Elizabeth Arden, Inc.†(a)	$697,616
1,694	Fresh Del Monte Produce, Inc.(a)	46,704
5,455	Harbinger Group, Inc.†(a)	66,715
1,719	Ingles Markets, Inc., Class A(a)	40,946
8,860	Inter Parfums, Inc.(a)	320,821
1,169	John B. Sanfilippo & Son, Inc.(a)	26,910
3,231	Omega Protein Corp.†(a)	38,998
3,037	Pantry, Inc. (The)†(a)	46,588
2,270	Revlon, Inc., Class A†	57,999
20,540	Rite Aid Corp.†	128,786
661	Seneca Foods Corp., Class A†(a)	20,808
1,220	Spartan Stores, Inc.	28,316
530	Spectrum Brands Holdings, Inc.(a)	42,241
7,500	SUPERVALU, Inc.†(a)	51,300
5,400	TreeHouse Foods, Inc.†(a)	388,746
		2,249,786
Energy — 4.3%
1,370	Alon USA Energy, Inc.(a)	20,468
11,640	Alpha Natural Resources, Inc.†(a)	49,470
1,590	Bristow Group, Inc.(a)	120,077
2,420	Callon Petroleum Co.†	20,255
3,590	Carrizo Oil & Gas, Inc.†(a)	191,921
270	Clayton Williams Energy, Inc.†(a)	30,513
13,400	Comstock Resources, Inc.(a)	306,190
660	Delek US Holdings, Inc.(a)	19,166
10,260	Emerald Oil, Inc.†(a)	68,947
200	Energy XXI Bermuda, Ltd.(a)	4,714
1,370	Era Group, Inc.†	40,155
1,289	Exterran Holdings, Inc.(a)	56,562
18,050	Forest Oil Corp.†(a)	34,476
4,544	Global Geophysical Services, Inc.†(a)	536
1,547	Helix Energy Solutions Group, Inc.†	35,550
15,320	ION Geophysical Corp.†(a)	64,497
22,410	McDermott International, Inc.†(a)	175,246
550	PDC Energy, Inc.†	34,243
5,600	PetroQuest Energy, Inc.†(a)	31,920
1,160	Stone Energy Corp.†(a)	48,685
11,970	Vaalco Energy, Inc.†	102,344
2,550	Westmoreland Coal Co.†(a)	75,939
		1,531,874
Financials — 24.9%
4,190	AG Mortgage Investment Trust, Inc.(b)	73,367
1,680	Alexander & Baldwin, Inc.	71,501
360	Altisource Residential Corp., Class B(a) (b)	11,361
1,199	American Capital Mortgage Investment Corp.(b)	22,505
734	Amerisafe, Inc.(a)	32,230
4,070	Apollo Residential Mortgage, Inc.(a) (b)	66,056
1,639	Argo Group International Holdings, Ltd.	75,230
5,741	ARMOUR Residential, Inc.(a) (b)	23,653
3,160	Ashford Hospitality Prime, Inc.(a) (b)	47,779
12,645	Aspen Insurance Holdings, Ltd.	502,007
15,870	Astoria Financial Corp.	219,323
3,770	BancorpSouth, Inc.(a)	94,099
3,997	Bank Mutual Corp.(a)	25,341
730	Bank of the Ozarks, Inc.(a)	49,684
9,819	Boston Private Financial Holdings, Inc.	132,851
1,500	Calamos Asset Management, Inc., Class A(a)	19,395
5,226	Capstead Mortgage Corp.(a) (b)	66,161
740	Cash America International, Inc.(a)	28,653
2,094	Cathay General Bancorp(a)	52,748
10,078	Cedar Realty Trust, Inc.(a) (b)	61,577

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
2,145	Centerstate Banks, Inc.(a)	$23,423
1,020	Central Pacific Financial Corp.	20,604
2,704	Chemical Financial Corp.(a)	87,745
274	City Holding Co.(a)	12,292
30	Clifton Savings Bancorp, Inc.†(a)	352
5,910	CNO Financial Group, Inc.	106,971
1,965	Community Bank System, Inc.(a)	76,674
12,940	Cowen Group, Inc., Class A†(a)	57,066
800	CubeSmart (a) (b)	13,728
10,930	CYS Investments, Inc.(a) (b)	90,282
290	DCT Industrial Trust, Inc.(b)	2,285
7,900	DFC Global Corp.†(a)	69,757
2,416	DuPont Fabros Technology, Inc.(a) (b)	58,153
7,804	Dynex Capital, Inc.(a) (b)	69,846
1,413	Eagle Bancorp, Inc.†	51,009
1,884	Employers Holdings, Inc.(a)	38,113
1,244	Enterprise Financial Services Corp.(a)	24,967
1,418	EPR Properties(a) (b)	75,707
3,166	Equity One, Inc.(b)	70,729
3,409	EverBank Financial Corp.	67,260
3,780	Ezcorp, Inc., Class A†(a)	40,786
2,157	FBL Financial Group, Inc., Class A	93,441
1,180	Federal Agricultural Mortgage Corp., Class C(a)	39,235
6,270	FelCor Lodging Trust, Inc.(b)	56,681
4,784	First American Financial Corp.(a)	127,015
1,400	First Bancorp	26,600
15,240	First Busey Corp.	88,392
287	First Citizens BancShares, Inc., Class A	69,095
10,913	First Commonwealth Financial Corp.(a)	98,654
2,275	First Financial Bancorp	40,905
2,873	First Industrial Realty Trust, Inc.(b)	55,506
1,760	First Midwest Bancorp, Inc.	30,061
3,837	FirstMerit Corp.(a)	79,925
3,650	Flagstar Bancorp, Inc.†	81,103
5,603	FNB Corp.	75,080
32,430	Forestar Group, Inc.†(a)	577,254
70	Fortegra Financial Corp.†(a)	492
1,164	Fox Chase Bancorp, Inc.(a)	19,613
1,690	Franklin Financial Corp.†	33,056
2,089	Glacier Bancorp, Inc.(a)	60,727
2,678	Global Indemnity PLC, Class A†(a)	70,539
1,744	Greenlight Capital Re, Ltd., Class A†	57,203
2,258	Hanmi Financial Corp.(a)	52,611
864	Heartland Financial USA, Inc.	23,319
2,560	HomeTrust Bancshares, Inc.†(a)	40,397
910	Horace Mann Educators Corp.	26,390
573	Infinity Property & Casualty Corp.	38,752
1,530	INTL FCStone, Inc.†(a)	28,779
822	Invesco Mortgage Capital, Inc.(a) (b)	13,538
2,246	Investment Technology Group, Inc.†(a)	45,369
5,468	iStar Financial, Inc.† (b)	80,708
3,520	Kite Realty Group Trust(b)	21,120
1,540	Lexington Realty Trust(a) (b)	16,802
2,908	Maiden Holdings, Ltd.(a)	36,292
5,535	MB Financial, Inc.(a)	171,364
1,054	Mercantile Bank Corp.	21,733
3,710	MGIC Investment Corp.†(a)	31,609
1,739	Montpelier Re Holdings, Ltd.(a)	51,753
2,145	MVC Capital, Inc.(a)	29,065
13,644	National Penn Bancshares, Inc.	142,580
134	National Western Life Insurance Co., Class A(a)	32,763
524	Navigators Group, Inc. (The)†(a)	32,168
1,461	NBT Bancorp, Inc.(a)	35,736

Shares		Value
Financials — (continued)
1,286	Nelnet, Inc., Class A	$52,597
226	NorthStar Realty Finance Corp.(b)	3,648
2,412	Old National Bancorp(a)	35,963
910	OmniAmerican Bancorp, Inc.(a)	20,739
274	One Liberty Properties, Inc.(b)	5,842
1,141	Oppenheimer Holdings, Inc., Class A(a)	32,005
991	Oritani Financial Corp.(a)	15,668
1,522	Pacific Continental Corp.	20,943
6,640	PacWest Bancorp(a)	285,586
2,404	PHH Corp.†(a)	62,119
285	Phoenix, Inc.†(a)	14,749
1,309	Pinnacle Financial Partners, Inc.(a)	49,074
944	Piper Jaffray Cos.†(a)	43,235
574	Platinum Underwriters Holdings, Ltd.(a)	34,497
2,060	Potlatch Corp.(b)	79,701
1,199	Primerica, Inc.	56,485
10,937	PrivateBancorp, Inc., Class A(a)	333,688
1,880	Prospect Capital Corp.	20,304
2,704	Provident Financial Services, Inc.	49,673
2,543	RAIT Financial Trust(b)	21,590
1,517	Republic Bancorp, Inc., Class A(a)	34,284
5,720	Resource Capital Corp.(a) (b)	31,860
1,152	RLI Corp.(a)	50,965
1,814	RLJ Lodging Trust(b)	48,506
1,078	S&T Bancorp, Inc.(a)	25,549
3,828	Safeguard Scientifics, Inc.†(a)	84,905
959	Simmons First National Corp., Class A(a)	35,742
1,132	Southwest Bancorp, Inc.(a)	19,991
1,130	State Auto Financial Corp.(a)	24,080
749	Sterling Financial Corp.	24,964
4,288	Strategic Hotels & Resorts, Inc.† (b)	43,695
2,870	Sunstone Hotel Investors, Inc.(b)	39,405
6,430	Susquehanna Bancshares, Inc.	73,238
680	SVB Financial Group†	87,570
2,473	SWS Group, Inc.†	18,498
3,790	Symetra Financial Corp.	75,118
1,150	Territorial Bancorp, Inc.(a)	24,840
7,319	Texas Capital Bancshares, Inc.†(a)	475,296
1,154	Trico Bancshares(a)	29,923
4,124	TrustCo Bank Corp.	29,033
2,015	Union First Market Bankshares Corp.	51,221
861	United Fire Group, Inc.(a)	26,131
6,609	Webster Financial Corp.	205,276
20,028	Western Alliance Bancorp†	492,689
		8,777,580
Health Care — 6.4%
680	Almost Family, Inc.†	15,708
610	Alnylam Pharmaceuticals, Inc.†	40,955
1,031	Amsurg Corp., Class A†	48,539
5,740	Analogic Corp.(a)	471,312
2,280	Aratana Therapeutics, Inc.†(a)	42,317
420	Celldex Therapeutics, Inc.†(a)	7,421
271	Centene Corp.†	16,870
1,134	CONMED Corp.	49,272
1,590	Gentiva Health Services, Inc.†	14,501
9,640	Geron Corp.†(a)	20,051
370	Haemonetics Corp.†	12,058
2,371	HealthSouth Corp.(a)	85,190
990	Hi-Tech Pharmacal Co., Inc.†(a)	42,897
990	Impax Laboratories, Inc.†	26,146
1,204	Kindred Healthcare, Inc.	28,198
9,560	Lexicon Pharmaceuticals, Inc.†(a)	16,539
2,151	Magellan Health Services, Inc.†	127,662
220	MedAssets, Inc.†	5,436
1,708	Molina Healthcare, Inc.†(a)	64,152

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
330	Momenta Pharmaceuticals, Inc.†	$3,845
534	National Healthcare Corp.	29,781
870	Nektar Therapeutics†(a)	10,544
1,500	NuVasive, Inc.†	57,615
2,130	OraSure Technologies, Inc.†(a)	16,976
1,340	Orthofix International NV†	40,401
5,430	Pacific Biosciences of California, Inc.†	29,051
2,054	PDL BioPharma, Inc.(a)	17,069
2,148	PharMerica Corp.†(a)	60,101
100	Progenics Pharmaceuticals, Inc.†	409
6,900	Rigel Pharmaceuticals, Inc.†	26,772
7,255	RTI Surgical, Inc.†(a)	29,600
17,880	Sagent Pharmaceuticals, Inc.†(a)	417,855
6,899	Select Medical Holdings Corp.(a)	85,893
15,320	Targacept, Inc.†	72,770
7,454	Triple-S Management Corp., Class B†	120,308
4,017	Universal American Corp.(a)	28,400
714	WellCare Health Plans, Inc.†	45,353
1,010	Wright Medical Group, Inc.†(a)	31,381
		2,259,348
Industrials — 18.5%
1,204	AAR Corp.(a)	31,244
11,670	ACCO Brands Corp.†(a)	71,887
3,700	Accuride Corp.†	16,391
3,650	Actuant Corp., Class A	124,647
5,540	Air Transport Services Group, Inc.†	43,489
12,697	Albany International Corp., Class A	451,251
1,020	American Airlines Group, Inc.†(a)	37,332
1,194	Ampco-Pittsburgh Corp.	22,531
4,530	ARC Document Solutions, Inc.†(a)	33,703
1,644	Argan, Inc.	48,876
720	Arkansas Best Corp.(a)	26,604
8,059	Astronics Corp.†(a)	511,021
600	Atlas Air Worldwide Holdings, Inc.†(a)	21,162
510	Avis Budget Group, Inc.†	24,837
1,150	Barnes Group, Inc.(a)	44,240
4,192	Blount International, Inc.†	49,885
1,345	Brady Corp., Class A	36,517
4,370	Brink's Co. (The)	124,763
7,979	Casella Waste Systems, Inc., Class A†(a)	40,773
9,210	CBIZ, Inc.†(a)	84,364
2,158	Comfort Systems USA, Inc.	32,888
1,680	CRA International, Inc.†(a)	36,910
940	Cubic Corp.(a)	48,006
2,620	Curtiss-Wright Corp.	166,475
1,190	DigitalGlobe, Inc.†	34,522
1,190	Douglas Dynamics, Inc.	20,730
900	Ducommun, Inc.†	22,554
532	EMCOR Group, Inc.	24,892
1,520	Encore Wire Corp.	73,735
2,880	EnerSys, Inc.(a)	199,555
3,710	Esterline Technologies Corp.†	395,263
5,927	Federal Signal Corp.†(a)	88,312
490	FreightCar America, Inc.(a)	11,388
2,879	FTI Consulting, Inc.†(a)	95,986
241	Generac Holdings, Inc.(a)	14,212
1,800	General Cable Corp.(a)	46,098
18,535	GP Strategies Corp.†(a)	504,708
3,742	Great Lakes Dredge & Dock Corp.†(a)	34,165
31,512	Griffon Corp.(a)	376,253
387	HEICO Corp.(a)	23,282
744	Hyster-Yale Materials Handling, Inc.	72,540
10,173	JetBlue Airways Corp.†(a)	88,403
2,270	Knoll, Inc.(a)	41,291
1,370	Layne Christensen Co.†(a)	24,920

Shares		Value
Industrials — (continued)
1,840	Lydall, Inc.†(a)	$42,081
24,245	Marten Transport, Ltd.(a)	521,752
640	Matson, Inc.	15,802
2,550	Meritor, Inc.†	31,237
3,924	Miller Industries, Inc.(a)	76,636
1,720	Mistras Group, Inc.†	39,164
1,634	NN, Inc.	32,190
940	Nortek, Inc.†(a)	77,278
21,380	Orbital Sciences Corp.†	596,502
6,035	Orion Marine Group, Inc.†(a)	75,860
340	Patrick Industries, Inc.†	15,072
4,010	Quality Distribution, Inc.†	52,090
2,692	Republic Airways Holdings, Inc.†	24,605
1,974	Rexnord Corp.†	57,207
883	Rush Enterprises, Inc., Class A†(a)	28,680
570	Sparton Corp.†	16,690
1,750	Steelcase, Inc., Class A	29,067
610	Teledyne Technologies, Inc.†(a)	59,371
897	Tennant Co.(a)	58,861
6,095	Trimas Corp.†	202,354
2,353	Tutor Perini Corp.†	67,461
580	United Stationers, Inc.	23,821
4,310	UTi Worldwide, Inc.	45,643
		6,512,029
Information Technology — 20.2%
2,654	Acxiom Corp.†(a)	91,284
210	Anixter International, Inc.	21,319
460	Badger Meter, Inc.	25,346
1,480	Benchmark Electronics, Inc.†	33,522
1,850	Black Box Corp.	45,029
1,300	Brightcove, Inc.†	12,779
498	CACI International, Inc., Class A†(a)	36,753
630	Cardtronics, Inc.†	24,475
100	Checkpoint Systems, Inc.†	1,342
8,915	Coherent, Inc.†	582,595
1,274	Comtech Telecommunications Corp.(a)	40,590
1,390	Comverse, Inc.†	48,066
5,410	Convergys Corp.(a)	118,533
1,353	CTS Corp.(a)	28,251
1,610	Cypress Semiconductor Corp.	16,535
800	Diodes, Inc.†	20,896
1,770	DSP Group, Inc.†(a)	15,293
3,720	EarthLink Holdings Corp.(a)	13,429
7,470	Emulex Corp.†(a)	55,203
28,665	Entegris, Inc.†(a)	347,133
5,465	Euronet Worldwide, Inc.†	227,290
1,630	Finisar Corp.†(a)	43,211
1,420	Global Cash Access Holdings, Inc.†	9,741
35,130	GSI Group, Inc.†	458,798
330	iGATE Corp.†	10,408
9,170	Imation Corp.†(a)	52,911
1,090	Inphi Corp.†	17,538
2,462	Insight Enterprises, Inc.†	61,821
43,575	Integrated Device Technology, Inc.†	532,922
29,467	International Rectifier Corp.†	807,396
1,690	IXYS Corp.(a)	19,182
76,015	Lattice Semiconductor Corp.†(a)	595,958
6,340	Measurement Specialties, Inc.†	430,169
10,000	Methode Electronics, Inc.	306,600
29,595	Microsemi Corp.†	740,763
6,790	MKS Instruments, Inc.	202,953
3,363	MoneyGram International, Inc.†(a)	59,357
660	Monster Worldwide, Inc.†	4,937
654	NETGEAR, Inc.†(a)	22,059
1,520	Newport Corp.†	31,434

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
2,416	OmniVision Technologies, Inc.†(a)	$42,763
3,704	Photronics, Inc.†(a)	31,595
760	Plexus Corp.†	30,453
2,570	PMC - Sierra, Inc.†	19,558
6,110	QLogic Corp.†	77,902
5,196	RF Micro Devices, Inc.†	40,944
2,745	Richardson Electronics, Ltd.(a)	29,536
1,594	Sanmina Corp.†	27,815
2,536	ScanSource, Inc.†	103,393
8,270	Sigma Designs, Inc.†	39,365
2,843	Spansion, Inc., Class A†	49,525
1,534	SYNNEX Corp.†(a)	92,976
2,600	Telenav, Inc.†(a)	15,496
1,124	Tessera Technologies, Inc.(a)	26,560
2,500	TriQuint Semiconductor, Inc.†	33,475
3,138	TTM Technologies, Inc.†(a)	26,516
4,300	Unisys Corp.†	130,978
310	Veeco Instruments, Inc.†(a)	12,998
1,190	Vocus, Inc.†(a)	15,863
840	Web.com Group, Inc.†	28,585
9,656	Westell Technologies, Inc., Class A†	35,631
		7,125,748
Materials — 5.9%
1,240	A Schulman, Inc.	44,962
380	Axiall Corp.	17,070
1,540	Berry Plastics Group, Inc.†	35,651
12,035	Boise Cascade Co.†(a)	344,683
634	Clearwater Paper Corp.†	39,733
4,095	Deltic Timber Corp.(a)	267,117
3,610	Globe Specialty Metals, Inc.	75,160
7,960	Graphic Packaging Holding Co.†	80,873
2,094	Handy & Harman, Ltd.†	46,089
360	KMG Chemicals, Inc.	5,645
874	Kraton Performance Polymers, Inc.†	22,846
984	Minerals Technologies, Inc.	63,527
1,791	Myers Industries, Inc.	35,677
11,799	Neenah Paper, Inc.(a)	610,244
550	Olympic Steel, Inc.(a)	15,785
1,054	OM Group, Inc.	35,014
500	PH Glatfelter Co.	13,610
3,448	Resolute Forest Products, Inc.†	69,270
100	RTI International Metals, Inc.†	2,778
794	Sensient Technologies Corp.	44,790
4,840	Stillwater Mining Co.†(a)	71,680
1,600	SunCoke Energy, Inc.†	36,544
4,000	Wausau Paper Corp.(a)	50,920
1,820	Zep, Inc.(a)	32,214
		2,061,882
Telecommunication Services — 0.4%
19,180	Cincinnati Bell, Inc.†	66,363
600	Consolidated Communications Holdings, Inc.(a)	12,006
1,200	General Communication, Inc., Class A†	13,692
3,360	nTelos Holdings Corp.(a)	45,360
		137,421
Utilities — 1.4%
440	Avista Corp.(a)	13,486
914	Cleco Corp.	46,230
794	El Paso Electric Co.	28,370
680	Empire District Electric Co.	16,538
594	IDACORP, Inc.(a)	32,949
408	MGE Energy, Inc.(a)	16,006
320	NorthWestern Corp.	15,178
2,339	Ormat Technologies, Inc.	70,193

Shares		Value
Utilities — (continued)
1,104	PNM Resources, Inc.	$29,841
1,639	Portland General Electric Co.	53,005
774	Southwest Gas Corp.	41,370
2,804	UIL Holdings Corp.(a)	103,215
644	WGL Holdings, Inc.(a)	25,799
		492,180
Total Common Stock
(Cost $27,464,348)		34,374,624

SHORT-TERM INVESTMENTS (c) — 35.7%
752,374	Northern Trust Institutional Government Select Portfolio, 0.010%	752,374
11,809,737	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	11,809,737

Total Short-Term Investments
(Cost $12,562,111)		12,562,111
Total Investments — 133.3%
(Cost $40,026,459)‡		46,936,735
Other Assets & Liabilities, Net — (33.3)%		(11,730,271)
NET ASSETS — 100.0%		$35,206,464

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $11,684,587.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $11,809,737. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $54,396.

‡	At March 31, 2014, the tax basis cost of the Fund's investments was $40,026,459, and the unrealized appreciation and depreciation were $7,791,916 and $(881,640), respectively.

Ltd. — Limited
PLC— Public Limited Company

As of March 31, 2014, all of the Fund’s investments in securities were considered Level 1.  For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 99.3%
Consumer Discretionary — 12.4%
300	1-800-Flowers.com, Inc., Class A†(a)	$1,689
975	Aaron's, Inc.(a)	29,484
900	Abercrombie & Fitch Co., Class A(a)	34,650
800	Advance Auto Parts, Inc.	101,200
850	Aeropostale, Inc.†(a)	4,267
90	AH Belo Corp., Class A	1,042
325	Allison Transmission Holdings, Inc.	9,730
4,269	Amazon.com, Inc.†	1,436,604
400	Ambassadors Group, Inc.	1,584
656	AMC Networks, Inc., Class A†(a)	47,947
1,400	American Axle & Manufacturing Holdings, Inc.†	25,928
2,625	American Eagle Outfitters, Inc.(a)	32,130
300	American Public Education, Inc.†	10,524
964	ANN, Inc.†	39,987
1,350	Apollo Education Group, Inc., Class A†	46,224
450	ARAMARK Holdings Corp.	13,014
300	Asbury Automotive Group, Inc.†	16,593
1,128	Ascena Retail Group, Inc.†	19,492
200	Ascent Capital Group, Inc., Class A†	15,110
1,017	Autoliv, Inc.(a)	102,056
1,250	AutoNation, Inc.†(a)	66,537
406	AutoZone, Inc.†	218,063
500	Bally Technologies, Inc.†(a)	33,135
200	Beazer Homes USA, Inc.†(a)	4,016
1,400	bebe stores, Inc.(a)	8,568
2,400	Bed Bath & Beyond, Inc.†(a)	165,120
2,750	Best Buy Co., Inc.(a)	72,627
200	Big 5 Sporting Goods Corp.	3,210
500	Big Lots, Inc.†(a)	18,935
40	Biglari Holdings, Inc.†(a)	19,500
300	BJ's Restaurants, Inc.†(a)	9,813
250	Blue Nile, Inc.†	8,700
224	Blyth, Inc.(a)	2,404
300	Bob Evans Farms, Inc.	15,009
400	Bon-Ton Stores, Inc. (The)(a)	4,392
100	Books-A-Million, Inc., Class A†(a)	240
2,560	BorgWarner, Inc.(a)	157,363
2,000	Boyd Gaming Corp.†(a)	26,400
1,000	Bravo Brio Restaurant Group, Inc.†	14,110
500	Bridgepoint Education, Inc.†(a)	7,445
775	Brinker International, Inc.	40,649
764	Brookfield Residential Properties, Inc.†(a)	16,021
425	Brown Shoe Co., Inc.	11,279
850	Brunswick Corp.	38,497
350	Buckle, Inc. (The)(a)	16,030
166	Buffalo Wild Wings, Inc.†	24,717
4,350	Burger King Worldwide, Inc.(a)	115,492
500	Cabela's, Inc.†(a)	32,755
2,625	Cablevision Systems Corp., Class A(a)	44,284
200	Cache, Inc.†	658
500	Callaway Golf Co.(a)	5,110
500	Career Education Corp.†	3,730
2,380	CarMax, Inc.†(a)	111,384
4,600	Carnival Corp.(a)	174,156
850	Carter's, Inc.(a)	66,003
300	Cato Corp. (The), Class A	8,112
6,783	CBS Corp., Class B	419,189
362	Charles & Colvard, Ltd.†	1,035
936	Charter Communications, Inc., Class A†	115,315
600	Cheesecake Factory, Inc. (The)	28,578
2,450	Chico's FAS, Inc.	39,273
200	Children's Place Retail Stores, Inc. (The)	9,962
237	Chipotle Mexican Grill, Inc., Class A†	134,628
450	Choice Hotels International, Inc.	20,700

Shares		Value
Consumer Discretionary — (continued)
181	Churchill Downs, Inc.	$16,525
1,125	Cinemark Holdings, Inc.	32,636
50	Citi Trends, Inc.†	814
1,000	Clear Channel Outdoor Holdings, Inc., Class A	9,110
3,450	Coach, Inc.(a)	171,327
100	Cobra Electronics Corp.†	331
110	Collectors Universe, Inc.(a)	2,070
200	Columbia Sportswear Co.	16,530
23,646	Comcast Corp., Class A	1,182,773
500	Conn's, Inc.†(a)	19,425
1,000	Cooper Tire & Rubber Co.	24,300
136	Core-Mark Holding Co., Inc.	9,874
2,450	Corinthian Colleges, Inc.†(a)	3,381
191	Cracker Barrel Old Country Store, Inc.	18,573
1,200	Crocs, Inc.†	18,720
6,200	Crown Media Holdings, Inc., Class A†	23,808
50	CSS Industries, Inc.	1,350
679	CST Brands, Inc.(a)	21,212
1,725	Cumulus Media, Inc., Class A†	11,920
1,500	Dana Holding Corp.	34,905
1,375	Darden Restaurants, Inc.(a)	69,795
150	Deckers Outdoor Corp.†	11,960
775	DeVry Education Group, Inc.(a)	32,852
1,002	Dick's Sporting Goods, Inc.	54,719
347	Dillard's, Inc., Class A	32,063
144	DineEquity, Inc.	11,242
5,933	DIRECTV†	453,400
1,298	Discovery Communications, Inc., Class A†	107,345
2,500	DISH Network Corp., Class A†	155,525
100	Dixie Group, Inc. (The)†	1,642
1,000	Dollar General Corp.†	55,480
2,400	Dollar Tree, Inc.†	125,232
650	Domino's Pizza, Inc.	50,030
300	Dorman Products, Inc.†(a)	17,718
650	Dover Downs Gaming & Entertainment, Inc.†(a)	1,001
2,623	DR Horton, Inc.(a)	56,788
1,200	DreamWorks Animation SKG, Inc., Class A†(a)	31,860
300	Drew Industries, Inc.	16,260
850	DSW, Inc., Class A	30,481
642	Education Management Corp.†(a)	3,126
219	Emmis Communications Corp., Class A†	701
100	Empire Resorts, Inc.†(a)	706
250	Entercom Communications Corp., Class A†(a)	2,517
100	Entravision Communications Corp., Class A	670
1,366	EW Scripps Co. (The), Class A†	24,206
1,057	Expedia, Inc.(a)	76,632
1,000	Express, Inc.†	15,880
1,200	Family Dollar Stores, Inc.	69,612
200	Famous Dave's of America, Inc.†	4,896
1,500	Federal-Mogul Corp.†	28,065
300	Fiesta Restaurant Group, Inc.†	13,677
525	Finish Line, Inc. (The), Class A	14,222
1,900	Foot Locker, Inc.	89,262
48,985	Ford Motor Co.	764,166
300	Forward Industries, Inc.†	588
600	Fossil Group, Inc.†	69,966
700	Fred's, Inc., Class A	12,607
160	FTD, Inc.†(a)	5,090
600	Gaiam, Inc., Class A†	4,350
1,625	GameStop Corp., Class A(a)	66,788
600	Gaming Partners International Corp.†(a)	5,538

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
2,800	Gannett Co., Inc.	$77,280
3,975	Gap, Inc. (The)	159,239
10,925	General Motors Co.	376,038
275	Genesco, Inc.†(a)	20,507
2,010	Gentex Corp.	63,375
375	Gentherm, Inc.†	13,020
1,600	Genuine Parts Co.(a)	138,960
300	G-III Apparel Group, Ltd.†	21,474
300	GNC Holdings, Inc., Class A	13,206
2,800	Goodyear Tire & Rubber Co. (The)(a)	73,164
100	Graham Holdings Co., Class B	70,375
500	Grand Canyon Education, Inc.†	23,350
1,000	Gray Television, Inc.†	10,370
200	Group 1 Automotive, Inc.(a)	13,132
400	Guess, Inc.	11,040
2,635	H&R Block, Inc.	79,551
996	Hanesbrands, Inc.	76,174
2,475	Harley-Davidson, Inc.	164,860
700	Harman International Industries, Inc.	74,480
1,000	Harte-Hanks, Inc.	8,840
1,300	Hasbro, Inc.(a)	72,306
200	Helen of Troy, Ltd.†	13,846
500	hhgregg, Inc.†(a)	4,805
200	Hibbett Sports, Inc.†(a)	10,576
625	Hillenbrand, Inc.	20,206
1,425	Hilton Worldwide Holdings, Inc.†(a)	31,692
15,568	Home Depot, Inc. (The)	1,231,896
200	Hooker Furniture Corp.	3,132
1,000	Hovnanian Enterprises, Inc., Class A†(a)	4,730
418	HSN, Inc.	24,967
600	Hyatt Hotels Corp., Class A†	32,286
450	Iconix Brand Group, Inc.†(a)	17,671
3,450	International Game Technology(a)	48,507
237	International Speedway Corp., Class A	8,056
5,372	Interpublic Group of Cos., Inc. (The)	92,076
743	Interval Leisure Group, Inc.(a)	19,422
300	iRobot Corp.†(a)	12,315
340	ITT Educational Services, Inc.†(a)	9,751
2,292	J.C. Penney Co., Inc.†(a)	19,757
350	Jack in the Box, Inc.†	20,629
1,500	Jarden Corp.†	89,745
500	John Wiley & Sons, Inc., Class A(a)	28,820
7,450	Johnson Controls, Inc.	352,534
378	Jones Group, Inc. (The)(a)	5,659
300	Jos A Bank Clothiers, Inc.†(a)	19,290
600	Journal Communications, Inc., Class A†	5,316
300	K12, Inc.†	6,795
1,275	Kate Spade & Co.†	47,290
800	KB Home(a)	13,592
2,700	Kohl's Corp.	153,360
300	Krispy Kreme Doughnuts, Inc.†(a)	5,319
2,540	L Brands, Inc.(a)	144,196
200	Lakes Entertainment, Inc.†	1,000
1,000	Lamar Advertising Co., Class A†	50,990
4,877	Las Vegas Sands Corp.	393,964
525	La-Z-Boy, Inc., Class Z	14,228
100	LeapFrog Enterprises, Inc., Class A†(a)	750
875	Lear Corp.	73,255
500	Learning Tree International, Inc.†(a)	1,620
750	Lee Enterprises, Inc.†(a)	3,352
1,410	Leggett & Platt, Inc.(a)	46,022
1,550	Lennar Corp., Class A(a)	61,411
1,000	Libbey, Inc.†	26,000
2,687	Liberty Global PLC, Class A†	111,779
3,487	Liberty Global PLC†	141,956
5,100	Liberty Interactive Corp., Class A†	147,237
1,277	Liberty Media Corp.†	166,942

Shares		Value
Consumer Discretionary — (continued)
395	Liberty Ventures, Ser A†	$51,480
200	Life Time Fitness, Inc.†(a)	9,620
700	Lifetime Brands, Inc.	12,502
200	LIN Media LLC, Class A†(a)	5,300
200	Lincoln Educational Services Corp.	754
1,350	Lions Gate Entertainment Corp.(a)	36,085
300	Lithia Motors, Inc., Class A	19,938
1,512	Live Nation Entertainment, Inc.†	32,886
3,600	LKQ Corp.†	94,860
200	Loral Space & Communications, Inc.†	14,146
12,356	Lowe's Cos., Inc.	604,208
241	Lumber Liquidators Holdings, Inc.†(a)	22,606
4,148	Macy's, Inc.	245,935
881	Madison Square Garden Co. (The), Class A†	50,023
100	Marcus Corp.	1,670
700	Marine Products Corp.(a)	5,264
2,877	Marriott International, Inc., Class A(a)	161,169
257	Marriott Vacations Worldwide Corp.†	14,369
3,100	Martha Stewart Living Omnimedia, Inc., Class A†	14,043
3,830	Mattel, Inc.(a)	153,621
400	Matthews International Corp., Class A(a)	16,324
496	McClatchy Co. (The), Class A†(a)	3,184
11,618	McDonald's Corp.	1,138,913
571	MDC Holdings, Inc.	16,148
500	Media General, Inc., Class A†(a)	9,185
375	Men's Wearhouse, Inc. (The)	18,368
300	Meredith Corp.	13,929
500	Meritage Homes Corp.†	20,940
4,625	MGM Resorts International†	119,602
732	Mohawk Industries, Inc.†	99,537
1,600	Monarch Casino & Resort, Inc.†	29,648
325	Monro Muffler Brake, Inc.	18,486
150	Morgans Hotel Group Co.†	1,206
207	Morningstar, Inc.	16,357
300	Movado Group, Inc.	13,665
700	MTR Gaming Group, Inc.†	3,591
591	Multimedia Games Holding Co., Inc.†	17,163
518	Murphy USA, Inc.†	21,026
500	National CineMedia, Inc.	7,500
50	Nautilus, Inc.†	482
605	Netflix, Inc.†	212,978
301	New Media Investment†(a)	4,521
1,300	New York & Co., Inc.†	5,707
2,100	New York Times Co. (The), Class A(a)	35,952
3,351	Newell Rubbermaid, Inc.	100,195
4,353	News Corp., Class A†	74,959
200	Nexstar Broadcasting Group, Inc., Class A(a)	7,504
8,405	NIKE, Inc., Class B	620,793
2,000	Nordstrom, Inc.(a)	124,900
300	Norwegian Cruise Line Holdings, Ltd.†	9,681
40	NVR, Inc.†(a)	45,880
8,484	Office Depot, Inc.†	35,039
2,775	Omnicom Group, Inc.	201,465
2,900	Orbitz Worldwide, Inc.†	22,736
1,242	O'Reilly Automotive, Inc.†	184,300
650	Orleans Homebuilders, Inc.† (e)	—
200	Outerwall, Inc.†(a)	14,500
300	Overstock.com, Inc.†(a)	5,910
50	Oxford Industries, Inc.	3,910
200	Pacific Sunwear of California, Inc.†(a)	594
300	Panera Bread Co., Class A†(a)	52,941
300	Papa John's International, Inc.	15,633
700	Penn National Gaming, Inc.†	8,624
400	Penske Automotive Group, Inc.	17,104

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary — (continued)
1,500	Pep Boys-Manny Moe & Jack (The)†(a)	$19,080
100	Perry Ellis International, Inc.†(a)	1,374
1,250	PetSmart, Inc.(a)	86,113
825	Pier 1 Imports, Inc.(a)	15,576
800	Pinnacle Entertainment, Inc.†(a)	18,960
740	Polaris Industries, Inc.	103,385
450	Pool Corp.(a)	27,594
100	Popeyes Louisiana Kitchen, Inc.†	4,064
625	priceline.com, Inc.†	744,931
3,465	PulteGroup, Inc.(a)	66,493
791	PVH Corp.	98,693
1,600	Quiksilver, Inc.†(a)	12,016
1,850	RadioShack Corp.†(a)	3,922
680	Ralph Lauren Corp., Class A	109,432
1,000	ReachLocal, Inc.†(a)	9,850
300	Red Robin Gourmet Burgers, Inc.†	21,504
1,200	Regal Entertainment Group, Class A	22,416
200	Regis Corp.(a)	2,740
575	Rent-A-Center, Inc., Class A(a)	15,295
1,500	Rick's Cabaret International, Inc.†	16,905
100	Rocky Brands, Inc.	1,439
2,075	Ross Stores, Inc.	148,466
2,025	Royal Caribbean Cruises, Ltd.	110,484
500	Ruby Tuesday, Inc.†(a)	2,805
500	Ryland Group, Inc. (The)(a)	19,965
100	Salem Communications Corp., Class A(a)	999
1,000	Sally Beauty Holdings, Inc.†	27,400
325	Scholastic Corp.	11,206
1,500	Scientific Games Corp., Class A†(a)	20,595
900	Scripps Networks Interactive, Inc., Class A(a)	68,319
925	Sears Holdings Corp.†(a)	44,178
325	SeaWorld Entertainment, Inc.	9,825
188	Select Comfort Corp.†	3,399
1,400	Service Corp. International	27,832
600	Shoe Carnival, Inc.	13,824
400	Shutterfly, Inc.†(a)	17,072
776	Signet Jewelers, Ltd.(a)	82,147
900	Sinclair Broadcast Group, Inc., Class A(a)	24,381
48,100	Sirius XM Holdings, Inc.†	153,920
900	Six Flags Entertainment Corp.	36,135
400	Skechers U.S.A., Inc., Class A†	14,616
1,000	Sonic Automotive, Inc., Class A	22,480
800	Sonic Corp.†(a)	18,232
603	Sotheby's(a)	26,261
75	Spartan Motors, Inc.	386
400	Speedway Motorsports, Inc.(a)	7,492
552	Stage Stores, Inc.(a)	13,496
300	Standard Motor Products, Inc.	10,731
1,625	Standard Pacific Corp.†(a)	13,504
2,066	Stanley Black & Decker, Inc.	167,842
200	Stanley Furniture Co., Inc.†	548
6,975	Staples, Inc.(a)	79,097
8,900	Starbucks Corp.	653,082
2,141	Starwood Hotels & Resorts Worldwide, Inc.	170,424
1,177	Starz†	37,994
600	Steven Madden, Ltd.†	21,588
300	Sturm Ruger & Co., Inc.(a)	17,940
150	Superior Industries International, Inc.(a)	3,074
600	Systemax, Inc.†(a)	8,946
7,600	Target Corp.	459,876
700	Tempur Sealy International, Inc.†(a)	35,469
450	Tenneco, Inc.†	26,132
625	Tesla Motors, Inc.†(a)	130,281
1,000	Texas Roadhouse, Inc., Class A	26,080
4,100	Thomson Reuters Corp.	140,220

Shares		Value
Consumer Discretionary — (continued)
500	Thor Industries, Inc.	$30,530
1,235	Tiffany & Co.	106,395
3,016	Time Warner Cable, Inc., Class A	413,735
10,733	Time Warner, Inc.	701,187
7,650	TJX Cos., Inc.	463,973
1,600	Toll Brothers, Inc.†(a)	57,440
1,600	Tractor Supply Co.	113,008
200	Trans World Entertainment Corp.	726
1,300	Trinity Place Holdings, Inc.†	8,125
1,350	TripAdvisor, Inc.†(a)	122,297
1,331	TRW Automotive Holdings Corp.†	108,636
200	Tuesday Morning Corp.†(a)	2,830
600	Tupperware Brands Corp.(a)	50,256
17,288	Twenty-First Century Fox, Inc., Class A	552,697
600	Ulta Salon Cosmetics & Fragrance, Inc.†	58,488
800	Under Armour, Inc., Class A†	91,712
200	Universal Electronics, Inc.†	7,678
500	Universal Technical Institute, Inc.(a)	6,475
1,400	Urban Outfitters, Inc.†	51,058
200	Value Line, Inc.	2,992
300	ValueVision Media, Inc., Class A†	1,458
2,975	VF Corp.	184,093
4,930	Viacom, Inc., Class B	419,001
600	Visteon Corp.†	53,064
300	Vitamin Shoppe, Inc.†(a)	14,256
20,293	Walt Disney Co. (The)	1,624,861
296	Weight Watchers International, Inc.(a)	6,080
4,600	Wendy's Co. (The)(a)	41,952
829	Whirlpool Corp.	123,902
1,100	Williams-Sonoma, Inc.	73,304
500	Winnebago Industries, Inc.†(a)	13,695
800	Wolverine World Wide, Inc.(a)	22,840
600	World Wrestling Entertainment, Inc., Class A	17,328
1,360	Wyndham Worldwide Corp.	99,593
885	Wynn Resorts, Ltd.	196,603
5,150	Yum! Brands, Inc.	388,258
375	Zale Corp.†	7,841
		29,340,575
Consumer Staples — 8.7%
200	Alico, Inc.	7,540
2,200	Alliance One International, Inc.†	6,424
22,850	Altria Group, Inc.	855,276
375	Andersons, Inc. (The)	22,215
7,161	Archer-Daniels-Midland Co.	310,716
3,950	Avon Products, Inc.(a)	57,828
550	B&G Foods, Inc., Class A(a)	16,560
1,900	Beam, Inc.	158,270
100	Boston Beer Co., Inc. (The), Class A†(a)	24,473
600	Boulder Brands, Inc.†(a)	10,572
1,509	Brown-Forman Corp., Class B	135,342
1,550	Bunge, Ltd.	123,240
300	Cal-Maine Foods, Inc.	18,834
2,475	Campbell Soup Co.(a)	111,078
400	Casey's General Stores, Inc.	27,036
1,700	Church & Dwight Co., Inc.	117,419
1,364	Clorox Co. (The)(a)	120,046
49,915	Coca-Cola Co. (The)	1,929,714
2,695	Coca-Cola Enterprises, Inc.	128,713
10,986	Colgate-Palmolive Co.	712,662
4,873	ConAgra Foods, Inc.	151,209
1,771	Constellation Brands, Inc., Class A†	150,482
5,134	Costco Wholesale Corp.	573,365
725	Coty, Inc., Class A	10,861
250	Crimson Wine Group, Ltd.†(a)	2,180
14,042	CVS Caremark Corp.	1,051,184
1,525	Darling International, Inc.†	30,530

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples — (continued)
1,067	Dean Foods Co.	$16,496
2,000	Dr. Pepper Snapple Group, Inc.	108,920
692	Energizer Holdings, Inc.	69,712
2,700	Estee Lauder Cos., Inc. (The), Class A	180,576
2,530	Flowers Foods, Inc.	54,269
400	Fresh Del Monte Produce, Inc.	11,028
7,625	General Mills, Inc.(a)	395,128
500	Hain Celestial Group, Inc. (The)†	45,735
1,425	Harbinger Group, Inc.†	17,428
1,200	Herbalife, Ltd.(a)	68,724
1,982	Hershey Co. (The)	206,921
1,344	Hillshire Brands Co.	50,077
1,800	Hormel Foods Corp.	88,686
550	Ingles Markets, Inc., Class A	13,101
800	Ingredion, Inc.	54,464
300	Inter Parfums, Inc.	10,863
170	J&J Snack Foods Corp.	16,315
1,219	JM Smucker Co. (The)	118,536
3,175	Kellogg Co.	199,104
1,213	Keurig Green Mountain, Inc.(a)	128,081
4,225	Kimberly-Clark Corp.	465,806
7,482	Kraft Foods Group, Inc.	419,740
5,700	Kroger Co. (The)	248,805
212	Lancaster Colony Corp.	21,077
3,430	Lorillard, Inc.(a)	185,494
70	Mannatech, Inc.†	1,212
1,225	McCormick & Co., Inc.	87,882
2,300	Mead Johnson Nutrition Co., Class A	191,222
200	MGP Ingredients, Inc.	1,350
1,500	Molson Coors Brewing Co., Class B	88,290
21,796	Mondelez International, Inc., Class A	753,052
1,600	Monster Beverage Corp.†	111,120
700	Nu Skin Enterprises, Inc., Class A	57,995
17,906	PepsiCo, Inc.	1,495,151
18,707	Philip Morris International, Inc.	1,531,542
850	Pilgrim's Pride Corp.†	17,782
375	Pinnacle Foods, Inc.	11,198
350	Post Holdings, Inc.†	19,292
217	PriceSmart, Inc.(a)	21,902
32,076	Procter & Gamble Co. (The)	2,585,325
100	Reliv International, Inc.(a)	262
3,803	Reynolds American, Inc.	203,156
10,450	Rite Aid Corp.†	65,522
70	Rocky Mountain Chocolate Factory, Inc.	822
2,800	Safeway, Inc.	103,432
243	Sanderson Farms, Inc.	19,073
1,000	Snyders-Lance, Inc.	28,190
400	Spartan Stores, Inc.	9,284
300	Sprouts Farmers Market, Inc.†	10,809
3,036	SUPERVALU, Inc.†(a)	20,766
7,075	Sysco Corp.(a)	255,620
309	Tootsie Roll Industries, Inc.(a)	9,251
375	TreeHouse Foods, Inc.†	26,996
3,880	Tyson Foods, Inc., Class A	170,759
450	United Natural Foods, Inc.†	31,914
300	Universal Corp.(a)	16,767
198	USANA Health Sciences, Inc.†(a)	14,917
1,157	Vector Group, Ltd.(a)	24,922
10,325	Walgreen Co.	681,760
19,045	Wal-Mart Stores, Inc.	1,455,609
1,321	WhiteWave Foods Co., Class A†	37,701
4,250	Whole Foods Market, Inc.	215,517
		20,436,219
Energy — 9.4%
250	Alon USA Energy, Inc.	3,735
2,272	Alpha Natural Resources, Inc.†(a)	9,656
1,000	Amyris, Inc.†(a)	3,730

Shares		Value
Energy — (continued)
5,876	Anadarko Petroleum Corp.	$498,050
500	Antero Resources Corp.†(a)	31,300
4,558	Apache Corp.	378,086
300	Approach Resources, Inc.†(a)	6,273
3,000	Arch Coal, Inc.(a)	14,460
600	Atwood Oceanics, Inc.†	30,234
4,945	Baker Hughes, Inc.	321,524
600	Barnwell Industries, Inc.†(a)	1,776
400	Bill Barrett Corp.†(a)	10,240
45	BioFuel Energy Corp.†	328
900	Bolt Technology Corp.	17,793
300	BP Prudhoe Bay Royalty Trust	25,332
3,100	BPZ Resources, Inc.†(a)	9,858
450	BreitBurn Energy Partners, LP	8,986
500	Bristow Group, Inc.(a)	37,760
4,500	Cabot Oil & Gas Corp.(a)	152,460
1,218	Cal Dive International, Inc.†(a)	2,071
1,500	Callon Petroleum Co.†	12,555
2,750	Cameron International Corp.†	169,867
150	CARBO Ceramics, Inc.	20,699
400	Carrizo Oil & Gas, Inc.†(a)	21,384
2,900	Cheniere Energy, Inc.†	160,515
8,075	Chesapeake Energy Corp.(a)	206,881
22,694	Chevron Corp.	2,698,544
886	Cimarex Energy Co.	105,531
600	Clean Energy Fuels Corp.†(a)	5,364
1,000	Cloud Peak Energy, Inc.†	21,140
400	Comstock Resources, Inc.(a)	9,140
983	Concho Resources, Inc.†	120,417
15,206	ConocoPhillips	1,069,742
2,600	Consol Energy, Inc.	103,870
600	Continental Resources, Inc.†(a)	74,562
200	Cross Timbers Royalty Trust	6,268
175	Delek US Holdings, Inc.	5,082
3,779	Denbury Resources, Inc.(a)	61,976
4,636	Devon Energy Corp.	310,287
206	DHT Holdings, Inc.(a)	1,603
850	Diamond Offshore Drilling, Inc.(a)	41,446
300	Diamondback Energy, Inc.†(a)	20,193
800	Dresser-Rand Group, Inc.†	46,728
445	Dril-Quip, Inc.†	49,884
688	Enbridge Energy Management LLC	19,064
890	Energen Corp.	71,921
525	Energy Transfer Partners, LP	28,240
1,000	Energy XXI Bermuda, Ltd.(a)	23,570
500	EnLink Midstream LLC	16,970
2,984	EOG Resources, Inc.	585,371
465	EPL Oil & Gas, Inc.†	17,949
1,760	EQT Corp.	170,667
300	Era Group, Inc.†	8,793
2,700	EXCO Resources, Inc.(a)	15,120
812	Exterran Holdings, Inc.(a)	35,631
51,150	Exxon Mobil Corp.	4,996,332
2,206	FMC Technologies, Inc.†	115,352
950	Forest Oil Corp.†(a)	1,815
226	Geospace Technologies Corp.†(a)	14,954
500	Goodrich Petroleum Corp.†(a)	7,910
1,725	Gulf Coast Ultra Deep Royalty Trust†(a)	5,227
381	Gulf Island Fabrication, Inc.	8,233
300	Gulfmark Offshore, Inc., Class A	13,482
900	Gulfport Energy Corp.†	64,062
3,775	Halcon Resources Corp.†(a)	16,346
10,606	Halliburton Co.	624,587
1,000	Helix Energy Solutions Group, Inc.†	22,980
1,150	Helmerich & Payne, Inc.(a)	123,694
1,900	Hercules Offshore, Inc.†(a)	8,721
3,649	Hess Corp.	302,429

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Energy — (continued)
1,808	HollyFrontier Corp.(a)	$86,025
500	Hornbeck Offshore Services, Inc. †	20,905
1,750	ION Geophysical Corp.†	7,368
2,200	Key Energy Services, Inc.†	20,328
8,485	Kinder Morgan, Inc.	275,678
2,950	Kodiak Oil & Gas Corp.†	35,813
825	Laredo Petroleum, Inc.†(a)	21,335
672	LinnCo LLC(a)	18,178
1,859	Magnum Hunter Resources Corp.†	15,802
8,772	Marathon Oil Corp.	311,581
3,473	Marathon Petroleum Corp.	302,290
450	Matrix Service Co.†	15,201
2,875	McDermott International, Inc.†(a)	22,482
2,075	Murphy Oil Corp.	130,435
3,100	Nabors Industries, Ltd.	76,415
5,199	National Oilwell Varco, Inc.	404,846
1,525	Newfield Exploration Co.†	47,824
875	Newpark Resources, Inc.†(a)	10,019
3,378	Noble Energy, Inc.	239,973
1,000	Northern Oil and Gas, Inc.†(a)	14,620
400	Northern Tier Energy	10,288
700	Oasis Petroleum, Inc.†(a)	29,211
9,412	Occidental Petroleum Corp.	896,869
1,200	Oceaneering International, Inc.	86,232
500	Oil States International, Inc.†	49,300
1	Pacific Ethanol, Inc.†	16
1,325	Parker Drilling Co.†	9,394
1,950	Patterson-UTI Energy, Inc.	61,776
675	PBF Energy, Inc., Class A	17,415
350	PDC Energy, Inc.†	21,791
3,150	Peabody Energy Corp.(a)	51,471
2,300	PetroQuest Energy, Inc.†	13,110
7,281	Phillips 66	561,074
1,548	Pioneer Natural Resources Co.(a)	289,693
1,700	Pyramid Oil Co.†(a)	10,574
2,200	QEP Resources, Inc.	64,768
1,700	Quicksilver Resources, Inc.†(a)	4,471
1,908	Range Resources Corp.(a)	158,307
600	Rex Energy Corp.†	11,226
600	Rosetta Resources, Inc.†(a)	27,948
1,600	Rowan PLC, Class A	53,888
1,012	RPC, Inc.	20,665
4,400	SandRidge Energy, Inc.†(a)	27,016
16,358	Schlumberger, Ltd.	1,594,905
450	SemGroup Corp., Class A	29,556
1,000	Ship Finance International, Ltd.	17,970
750	SM Energy Co.	53,467
1,000	Solazyme, Inc.†(a)	11,610
3,800	Southwestern Energy Co.†	174,838
8,441	Spectra Energy Corp.(a)	311,811
270	Steel Excel, Inc.†	8,640
475	Stone Energy Corp.†	19,936
1,706	Superior Energy Services, Inc.	52,477
350	Syntroleum Corp.†(a)	1,375
201	Targa Resources Corp.	19,951
475	Teekay Corp.	26,714
1,500	Tesoro Corp.	75,885
850	Tetra Technologies, Inc.†	10,880
233	TGC Industries, Inc.†	1,386
525	Tidewater, Inc.	25,526
1,600	Trico Marine Services, Inc.† (e)	—
1,000	U.S. Energy Corp.†	4,760
1,765	Ultra Petroleum Corp.†(a)	47,461
500	Unit Corp.†	32,690
1,100	Vaalco Energy, Inc.†	9,405
6,564	Valero Energy Corp.	348,548

Shares		Value
Energy — (continued)
800	W&T Offshore, Inc.	$13,848
300	Warren Resources, Inc.†	1,440
500	Western Refining, Inc.(a)	19,300
1,400	Whiting Petroleum Corp.†	97,146
8,600	Williams Cos., Inc. (The)	348,988
800	World Fuel Services Corp.(a)	35,280
2,350	WPX Energy, Inc.†(a)	42,370
		22,218,534
Financials — 17.8%
676	Acadia Realty Trust(a) (b)	17,833
600	Affiliated Managers Group, Inc.†	120,030
5,325	Aflac, Inc.	335,688
450	Alexander & Baldwin, Inc.	19,152
700	Alexandria Real Estate Equities, Inc.(b)	50,792
127	Alleghany Corp.†	51,737
5,525	Allstate Corp. (The)	312,604
10	Altisource Asset Management Corp.†	10,746
100	Altisource Portfolio Solutions SA†(a)	12,166
33	Altisource Residential Corp., Class B(a) (b)	1,041
425	American Assets Trust, Inc.(b)	14,339
1,282	American Campus Communities, Inc.(b)	47,883
4,475	American Capital Agency Corp.(b)	96,168
575	American Capital Mortgage Investment Corp.(b)	10,793
4,200	American Capital, Ltd.†	66,318
1,100	American Equity Investment Life Holding Co.	25,982
10,645	American Express Co.	958,369
1,100	American Financial Group, Inc.	63,481
1,700	American Homes 4 Rent, Class A(b)	28,407
6,550	American International Group, Inc.	327,565
300	American National Insurance Co.	33,915
2,400	American Realty Capital Properties, Inc.(b)	33,648
4,505	American Tower Corp., Class A(b)	368,824
2,416	Ameriprise Financial, Inc.	265,929
332	Amtrust Financial Services, Inc.(a)	12,487
11,050	Annaly Capital Management, Inc.(a) (b)	121,218
1,500	Anworth Mortgage Asset Corp.(b)	7,440
1,781	Apartment Investment & Management Co., Class A(b)	53,822
2,200	Apollo Investment Corp.	18,282
200	Arbor Realty Trust, Inc.(b)	1,384
1,200	Arch Capital Group, Ltd.†(a)	69,048
3,000	Ares Capital Corp.	52,860
300	Argo Group International Holdings, Ltd.	13,770
4	Arlington Asset Investment Corp., Class A(a)	106
3,325	ARMOUR Residential, Inc.(b)	13,699
1,450	Arthur J. Gallagher & Co.	68,991
300	Artisan Partners Asset Management, Inc., Class A	19,275
108	Ashford Hospitality Prime, Inc.(b)	1,633
544	Ashford Hospitality Trust, Inc.(b)	6,131
1,100	Aspen Insurance Holdings, Ltd.	43,670
1,354	Associated Banc-Corp(a)	24,453
300	Associated Estates Realty Corp.(b)	5,082
900	Assurant, Inc.	58,464
2,075	Assured Guaranty, Ltd.	52,539
700	Astoria Financial Corp.	9,674
200	Atlanticus Holdings Corp.†(a)	458
600	AV Homes, Inc.†(a)	10,854
1,572	AvalonBay Communities, Inc.(b)	206,435
1,175	Axis Capital Holdings, Ltd.	53,874
50	Bancorp, Inc.†	940
1,150	BancorpSouth, Inc.(a)	28,704

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
132,498	Bank of America Corp.	$2,278,966
450	Bank of Hawaii Corp.	27,274
14,263	Bank of New York Mellon Corp. (The)	503,341
325	Bank of the Ozarks, Inc.	22,120
700	BankFinancial Corp.(a)	6,986
1,000	BankUnited, Inc.	34,770
300	Banner Corp.	12,363
8,850	BB&T Corp.(a)	355,504
600	BBCN Bancorp, Inc.	10,284
16	BBX Capital Corp., Class A†	311
500	Beneficial Mutual Bancorp, Inc.†(a)	6,595
22,971	Berkshire Hathaway, Inc., Class B†	2,870,686
1,000	BGC Partners, Inc., Class A	6,540
2,000	BioMed Realty Trust, Inc.(b),(c)	40,980
1,421	BlackRock, Inc., Class A	446,876
450	Blackstone Mortgage Trust, Inc., Class A(a) (b)	12,937
168	BOFI Holding, Inc.†	14,406
300	BOK Financial Corp.	20,715
1,000	Boston Private Financial Holdings, Inc.	13,530
1,857	Boston Properties, Inc.(b)	212,682
1,988	Brandywine Realty Trust(b),(c)	28,746
1,075	BRE Properties, Inc.(b)	67,488
525	Brixmor Property Group, Inc.(a) (b)	11,198
3,075	Brookfield Office Properties, Inc.(a)	59,501
1,500	Brookline Bancorp, Inc.	14,130
1,400	Brown & Brown, Inc.	43,064
100	Camden National Corp.(a)	4,120
1,125	Camden Property Trust(b)	75,757
30	Capital Bank Financial Corp., Class A†	753
350	Capital City Bank Group, Inc.	4,648
7,300	Capital One Financial Corp.	563,268
2,089	CapitalSource, Inc.	30,479
1,000	Capitol Federal Financial, Inc.	12,550
1,700	Capstead Mortgage Corp.(a) (b)	21,522
100	Cardinal Financial Corp.	1,783
325	Cash America International, Inc.(a)	12,584
763	Cathay General Bancorp	19,220
1,780	CBL & Associates Properties, Inc.(a) (b)	31,595
600	CBOE Holdings, Inc.	33,960
3,825	CBRE Group, Inc., Class A†	104,920
650	Cedar Realty Trust, Inc.(b)	3,971
2,875	Chambers Street Properties(a) (b)	22,339
12,514	Charles Schwab Corp. (The)	342,008
498	Charter Financial Corp.	5,383
500	Chemical Financial Corp.	16,225
500	Chesapeake Lodging Trust(b)	12,865
11,900	Chimera Investment Corp.(b)	36,414
2,971	Chubb Corp. (The)	265,310
23	CIFC Corp.(a)	187
1,694	Cincinnati Financial Corp.(a)	82,430
2,450	CIT Group, Inc.	120,099
37,665	Citigroup, Inc.	1,792,854
300	City Holding Co.(a)	13,458
600	City National Corp.	47,232
3,600	CME Group, Inc., Class A	266,436
300	CNA Financial Corp.	12,816
2,900	CNO Financial Group, Inc.	52,490
750	CoBiz Financial, Inc.	8,640
350	Cohen & Steers, Inc.(a)	13,947
800	Colony Financial, Inc.(b)	17,560
276	Columbia Banking System, Inc.	7,872
1,625	Columbia Property Trust, Inc.(a) (b)	44,281
2,083	Comerica, Inc.	107,899
1,367	Commerce Bancshares, Inc.(a)	63,456
1,293	CommonWealth REIT(a) (b)	34,006
500	Community Bank System, Inc.(a)	19,510

Shares		Value
Financials — (continued)
100	Community Trust Bancorp, Inc.	$4,148
300	CoreSite Realty Corp. (a) (b)	9,300
850	Corporate Office Properties Trust(b)	22,644
1,199	Corrections Corp. of America(a) (b)	37,553
1,863	Cousins Properties, Inc.(b)	21,369
199	Cowen Group, Inc., Class A†	878
200	Crawford & Co., Class B	2,182
112	Credit Acceptance Corp.†	15,873
4,050	Crown Castle International Corp.(b)	298,809
1,737	CubeSmart (b)	29,807
600	Cullen/Frost Bankers, Inc.(a)	46,518
1,000	CVB Financial Corp.	15,900
1,000	CYS Investments, Inc.(b)	8,260
3,450	DCT Industrial Trust, Inc.(b)	27,186
3,845	DDR Corp.(b)	63,366
2,502	DiamondRock Hospitality Co.(b)	29,398
1,550	Digital Realty Trust, Inc.(a) (b)	82,274
5,800	Discover Financial Services	337,502
1,100	Donegal Group, Inc., Class A	16,038
1,725	Douglas Emmett, Inc.(b)	46,816
3,951	Duke Realty Corp.(b)	66,693
700	DuPont Fabros Technology, Inc.(a) (b)	16,849
3,778	E*Trade Financial Corp.†	86,970
300	Eagle Bancorp, Inc.†	10,830
2,000	East West Bancorp, Inc.	73,000
375	EastGroup Properties, Inc.(b)	23,591
1,325	Eaton Vance Corp.	50,562
1,000	Education Realty Trust, Inc.(b)	9,870
175	eHealth, Inc.†	8,890
1,100	Empire State Realty Trust, Inc., Class A(b)	16,621
375	Employers Holdings, Inc.	7,586
200	Encore Capital Group, Inc.†(a)	9,140
700	Endurance Specialty Holdings, Ltd.	37,681
120	Enstar Group, Ltd.†	16,357
50	Enterprise Financial Services Corp.	1,003
600	EPR Properties(a) (b)	32,034
1,000	Equity Lifestyle Properties, Inc.(b)	40,650
1,000	Equity One, Inc.(b)	22,340
4,379	Equity Residential(b)	253,938
300	Erie Indemnity Co., Class A	20,928
500	Essex Property Trust, Inc.(b)	85,025
350	Evercore Partners, Inc., Class A	19,337
536	Everest Re Group, Ltd.(a)	82,035
1,500	Extra Space Storage, Inc.(b)	72,765
1,000	Ezcorp, Inc., Class A†	10,790
14,375	Fannie Mae†	56,063
790	Federal Realty Investment Trust(a) (b)	90,629
1,200	Federated Investors, Inc., Class B(a)	36,648
200	Federated National Holding Co.	3,664
1,000	FelCor Lodging Trust, Inc.(b)	9,040
3,134	Fidelity National Financial, Inc., Class A	98,533
1,700	Fifth Street Finance Corp.	16,082
10,401	Fifth Third Bancorp	238,703
525	Financial Engines, Inc.	26,660
1,200	Financial Institutions, Inc.	27,624
100	First Acceptance Corp.†	249
827	First American Financial Corp.(a)	21,957
300	First Bancorp	5,700
2,516	First BanCorp†	13,687
500	First Cash Financial Services, Inc.†	25,230
50	First Citizens BancShares, Inc., Class A	12,038
800	First Commonwealth Financial Corp.(a)	7,232
425	First Community Bancshares, Inc.	6,953
575	First Financial Bancorp	10,339
300	First Financial Bankshares, Inc.(a)	18,537

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
100	First Financial Corp.	$3,368
300	First Financial Holdings, Inc.	18,786
2,433	First Horizon National Corp.(a)	30,023
1,375	First Industrial Realty Trust, Inc.(b)	26,565
425	First Merchants Corp.	9,197
800	First Midwest Bancorp, Inc.	13,664
3,424	First Niagara Financial Group, Inc.	32,357
800	First Potomac Realty Trust(a) (b)	10,336
150	First Republic Bank	8,099
1,582	FirstMerit Corp.	32,953
1,500	FNB Corp.	20,100
2,100	Forest City Enterprises, Inc., Class A†(a)	40,110
5,046	Franklin Resources, Inc.(a)	273,392
950	Franklin Street Properties Corp.(b)	11,970
8,075	Freddie Mac†	31,170
2,734	Fulton Financial Corp.	34,394
550	FXCM, Inc., Class A	8,123
1,137	Gaming and Leisure Properties, Inc.(a) (b)	41,455
4,665	General Growth Properties, Inc.(b)	102,630
5,850	Genworth Financial, Inc., Class A†	103,721
1,152	Geo Group, Inc. (The)(b)	37,140
400	Getty Realty Corp.(a) (b)	7,556
900	Glacier Bancorp, Inc.	26,163
50	Gleacher & Co., Inc.†(a)	570
1,800	Glimcher Realty Trust(a) (b)	18,054
4,954	Goldman Sachs Group, Inc. (The)	811,713
475	Golub Capital BDC, Inc.	8,474
550	Government Properties Income Trust(b)	13,860
435	Gramercy Property Trust, Inc.(a) (b)	2,245
300	Greenhill & Co., Inc.	15,594
200	Guaranty Bancorp	2,850
100	Hallmark Financial Services, Inc.†	831
927	Hancock Holding Co.	33,975
69	Hanmi Financial Corp.(a)	1,608
700	Hanover Insurance Group, Inc. (The)	43,008
5,225	Hartford Financial Services Group, Inc.	184,286
1,000	Hatteras Financial Corp.(b)	18,850
1,175	HCC Insurance Holdings, Inc.	53,451
5,550	HCP, Inc.(b)	215,285
3,500	Health Care REIT, Inc.(b)	208,600
1,175	Healthcare Realty Trust, Inc.(b)	28,376
2,050	Healthcare Trust of America, Inc., Class A(a) (b)	23,350
775	Hercules Technology Growth Capital, Inc.(a)	10,904
50	Heritage Commerce Corp.	403
2,525	Hersha Hospitality Trust, Class A(b)	14,721
375	HFF, Inc., Class A	12,604
1,100	Highwoods Properties, Inc.(b)	42,251
1,500	Hilltop Holdings, Inc.†	35,685
1,320	Home BancShares, Inc.	45,434
800	Home Properties, Inc.(a) (b)	48,096
1,000	Horace Mann Educators Corp.	29,000
1,850	Hospitality Properties Trust(a) (b)	53,132
9,399	Host Hotels & Resorts, Inc.(a) (b)	190,236
444	Howard Hughes Corp. (The)†	63,363
4,301	Hudson City Bancorp, Inc.	42,279
700	Hudson Pacific Properties, Inc.(b)	16,149
9,351	Huntington Bancshares, Inc.	93,229
325	Iberiabank Corp.	22,799
100	ICG Group, Inc.†	2,042
85	IMPAC Mortgage Holdings, Inc.† (b)	509
300	Independent Bank Corp.	11,811
300	Infinity Property & Casualty Corp.	20,289
925	ING US, Inc.	33,550
1,100	Inland Real Estate Corp.(b)	11,605
1,500	Interactive Brokers Group, Inc., Class A	32,505

Shares		Value
Financials — (continued)
1,229	IntercontinentalExchange Group, Inc.	$243,133
700	International Bancshares Corp.	17,556
550	Intervest Bancshares Corp., Class A†	4,097
500	INTL FCStone, Inc.†(a)	9,405
1,000	Invesco Mortgage Capital, Inc.(a) (b)	16,470
5,375	Invesco, Ltd.	198,875
1,000	Investment Technology Group, Inc.†	20,200
721	Investors Bancorp, Inc.(a)	19,928
1,800	Investors Real Estate Trust(b)	16,164
1,564	iStar Financial, Inc.† (b)	23,085
2,475	Janus Capital Group, Inc.(a)	26,903
500	Jones Lang LaSalle, Inc.	59,250
46,684	JPMorgan Chase & Co.	2,834,186
134	KCG Holdings, Inc., Class A†(a)	1,599
600	Kearny Financial Corp.†	8,868
650	Kemper Corp.	25,461
925	Kennedy-Wilson Holdings, Inc.	20,822
9,848	KeyCorp	140,236
1,000	Kilroy Realty Corp.(a) (b)	58,580
4,625	Kimco Realty Corp.(a) (b)	101,195
800	Kite Realty Group Trust(b)	4,800
1,500	LaSalle Hotel Properties(b)	46,965
1,700	Legg Mason, Inc.(a)	83,368
3,682	Leucadia National Corp.	103,096
1,626	Lexington Realty Trust(a) (b)	17,740
1,825	Liberty Property Trust(b)	67,452
3,175	Lincoln National Corp.(a)	160,877
4,175	Loews Corp.	183,909
200	LPL Financial Holdings, Inc.	10,508
350	LTC Properties, Inc.(a) (b)	13,171
1,372	M&T Bank Corp.(a)	166,424
1,712	Macerich Co. (The)(b)	106,709
1,500	Mack-Cali Realty Corp.(a) (b)	31,185
1,000	Maiden Holdings, Ltd.	12,480
475	Main Street Capital Corp.(a)	15,609
135	Markel Corp.†	80,474
350	MarketAxess Holdings, Inc.	20,727
6,620	Marsh & McLennan Cos., Inc.	326,366
544	MB Financial, Inc.	16,842
1,900	MBIA, Inc.†	26,581
2,800	McGraw Hill Financial, Inc.	213,640
967	Meadowbrook Insurance Group, Inc.(a)	5,638
600	Medallion Financial Corp.(a)	7,926
1,500	Medical Properties Trust, Inc.(b)	19,185
300	Mercury General Corp.	13,524
11,596	MetLife, Inc.	612,269
4,000	MFA Financial, Inc.(b)	31,000
1,500	MGIC Investment Corp.†(a)	12,780
914	Mid-America Apartment Communities, Inc.(b)	62,399
400	Montpelier Re Holdings, Ltd.(a)	11,904
1,933	Moody's Corp.	153,326
17,450	Morgan Stanley	543,917
1,072	MSCI, Inc., Class A†	46,117
1,450	NASDAQ OMX Group, Inc. (The)	53,563
325	National Health Investors, Inc.(a) (b)	19,650
400	National Interstate Corp.	10,724
2,500	National Penn Bancshares, Inc.	26,125
1,200	National Retail Properties, Inc.(a) (b)	41,184
500	NBT Bancorp, Inc.	12,230
325	Nelnet, Inc., Class A	13,292
2,925	New Residential Investment Corp.(b)	18,925
5,087	New York Community Bancorp, Inc.(a)	81,748
4,175	Newcastle Investment Corp.(b)	19,623
10	North Valley Bancorp†	242
2,850	Northern Trust Corp.	186,846
3,231	NorthStar Realty Finance Corp.(b)	52,148

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
875	Northwest Bancshares, Inc.	$12,775
1,475	Ocwen Financial Corp.†	57,790
432	OFG Bancorp(a)	7,426
1,500	Old National Bancorp(a)	22,365
3,236	Old Republic International Corp.	53,070
400	Old Second Bancorp, Inc.†(a)	1,840
1,275	Omega Healthcare Investors, Inc.(a) (b)	42,738
600	OneBeacon Insurance Group, Ltd., Class A	9,276
400	Oritani Financial Corp.	6,324
375	PacWest Bancorp(a)	16,129
187	Park National Corp.(a)	14,378
1,100	Parkway Properties, Inc.(b)	20,075
625	PartnerRe, Ltd.	64,687
1,000	Pebblebrook Hotel Trust(b)	33,770
825	PennantPark Investment Corp.(a)	9,116
825	Pennsylvania Real Estate Investment Trust(b)	14,891
775	PennyMac Mortgage Investment Trust(b)	18,522
4,347	People's United Financial, Inc.(a)	64,640
573	PHH Corp.†(a)	14,806
62	Phoenix, Inc.†(a)	3,208
2,100	Piedmont Office Realty Trust, Inc., Class A(a) (b)	36,015
900	Pinnacle Financial Partners, Inc.	33,741
500	Platinum Underwriters Holdings, Ltd.	30,050
2,184	Plum Creek Timber Co., Inc.(b)	91,815
6,610	PNC Financial Services Group, Inc.	575,070
1,157	Popular, Inc.†	35,855
600	Portfolio Recovery Associates, Inc.†	34,716
600	Post Properties, Inc.(b)	29,460
400	Potlatch Corp.(b)	15,476
200	Preferred Bank†(a)	5,192
300	Primerica, Inc.	14,133
100	Primus Guaranty, Ltd.(a)	794
3,050	Principal Financial Group, Inc.	140,269
1,222	PrivateBancorp, Inc., Class A	37,283
530	ProAssurance Corp.	23,601
6,775	Progressive Corp. (The)	164,090
6,060	Prologis, Inc.(b)	247,430
3,375	Prospect Capital Corp.	36,450
800	Prosperity Bancshares, Inc.	52,920
1,000	Protective Life Corp.	52,590
1,500	Provident Financial Services, Inc.	27,555
5,726	Prudential Financial, Inc.	484,706
249	PS Business Parks, Inc.(b)	20,821
1,755	Public Storage(b)	295,700
2,077	Pzena Investment Management, Inc., Class A(a)	24,446
1,370	Radian Group, Inc.(a)	20,591
66	RAIT Financial Trust(b)	560
1,000	Ramco-Gershenson Properties Trust(b)	16,300
1,525	Raymond James Financial, Inc.	85,293
1,501	Rayonier, Inc.(b)	68,911
1,900	Realty Income Corp.(a) (b)	77,634
1,200	Redwood Trust, Inc.(a) (b)	24,336
1,025	Regency Centers Corp.(b)	52,337
15,556	Regions Financial Corp.	172,827
850	Reinsurance Group of America, Inc., Class A	67,686
400	RenaissanceRe Holdings, Ltd.(a)	39,040
400	Renasant Corp.	11,620
315	Republic Bancorp, Inc., Class A(a)	7,119
250	Resource America, Inc., Class A	2,142
200	Resource Capital Corp.(b)	1,114
725	Retail Opportunity Investments Corp.(b)	10,832

Shares		Value
Financials — (continued)
725	Retail Properties of America, Inc., Class A(a) (b)	$9,817
1,500	RLJ Lodging Trust(b)	40,110
174	Rouse Properties, Inc.(a) (b)	3,000
525	Ryman Hospitality Properties(a) (b)	22,323
233	Sabra Health Care REIT, Inc.(a) (b)	6,498
200	Saul Centers, Inc.(b)	9,472
150	Seacoast Banking Corp of Florida†(a) (A)	1,650
2,000	SEI Investments Co.	67,220
600	Selective Insurance Group, Inc.	13,992
2,275	Senior Housing Properties Trust(a) (b)	51,119
500	Signature Bank†	62,795
152	Silver Bay Realty Trust Corp.(b)	2,359
200	Simmons First National Corp., Class A(a)	7,454
3,869	Simon Property Group, Inc.(b)	634,516
1,146	SL Green Realty Corp.(b)	115,311
4,300	SLM Corp.	105,264
500	Solar Capital, Ltd.	10,890
50	Southwest Bancorp, Inc.	883
316	Sovran Self Storage, Inc.(b)	23,210
4,000	Spirit Realty Capital, Inc.(b)	43,920
500	St. Joe Co. (The)†(a)	9,625
450	STAG Industrial, Inc.(b)	10,845
490	StanCorp Financial Group, Inc.(a)	32,732
2,075	Starwood Property Trust, Inc.(a) (b)	48,949
415	Starwood Waypoint Residential Trust† (b)	11,948
400	State Auto Financial Corp.	8,524
5,340	State Street Corp.	371,397
1,113	Sterling Bancorp	14,091
300	Stewart Information Services Corp.	10,539
640	Stifel Financial Corp.†	31,846
2,100	Strategic Hotels & Resorts, Inc.† (b)	21,399
50	Suffolk Bancorp†	1,115
1,050	Summit Hotel Properties, Inc.(b)	9,744
822	Sun Bancorp, Inc.†(a)	2,762
500	Sun Communities, Inc.(a) (b)	22,545
2,595	Sunstone Hotel Investors, Inc.(b)	35,629
6,805	SunTrust Banks, Inc.	270,771
1,728	Susquehanna Bancshares, Inc.	19,682
550	SVB Financial Group†	70,829
1,000	Symetra Financial Corp.	19,820
10,831	Synovus Financial Corp.	36,717
3,010	T Rowe Price Group, Inc.(a)	247,874
1,000	Tanger Factory Outlet Centers(b)	35,000
800	Taubman Centers, Inc.(b)	56,632
500	Taylor Capital Group, Inc.†	11,960
1,500	TCF Financial Corp.	24,990
3,478	TD Ameritrade Holding Corp.	118,078
50	Tejon Ranch Co.†	1,692
384	Texas Capital Bancshares, Inc.†(a)	24,937
1,250	TFS Financial Corp.†	15,537
300	Tompkins Financial Corp.	14,688
1,100	Torchmark Corp.	86,570
103	TowneBank(a)	1,598
4,422	Travelers Cos., Inc. (The)	376,312
90	Tree.com, Inc.†	2,794
350	Triangle Capital Corp.(a)	9,062
400	Trico Bancshares(a)	10,372
1,208	TrustCo Bank Corp.	8,504
1,000	Trustmark Corp.	25,350
3,125	Two Harbors Investment Corp.(b)	32,031
22,684	U.S. Bancorp(a)	972,236
3,053	UDR, Inc.(b)	78,859
400	UMB Financial Corp.(a)	25,880
1,300	Umpqua Holdings Corp.(a)	24,232
575	Union First Market Bankshares Corp.	14,617
832	United Bankshares, Inc.	25,476

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Financials — (continued)
474	United Community Banks, Inc.†	$9,200
317	United Community Financial Corp.†	1,243
403	United Financial Bancorp, Inc.	7,411
300	United Fire Group, Inc.	9,105
366	United Security Bancshares†	2,031
200	Universal Health Realty Income Trust(a) (b)	8,448
2,832	Unum Group	99,998
500	Urstadt Biddle Properties, Inc., Class A(b)	10,330
1,083	Validus Holdings, Ltd.	40,840
1,831	Valley National Bancorp(a)	19,061
3,615	Ventas, Inc.(b)	218,961
375	ViewPoint Financial Group, Inc.	10,819
48	Virtus Investment Partners, Inc.†(a)	8,312
2,372	Vornado Realty Trust(b)	233,784
1,187	W.R. Berkley Corp.	49,403
825	Waddell & Reed Financial, Inc., Class A	60,736
220	Walter Investment Management Corp.†(a)	6,563
1,333	Washington Federal, Inc.	31,059
1,250	Washington Real Estate Investment Trust(b)	29,850
400	Washington Trust Bancorp, Inc.(a)	14,988
603	Waterstone Financial†(a)	6,265
1,100	Webster Financial Corp.	34,166
1,700	Weingarten Realty Investors(a) (b)	51,000
59,542	Wells Fargo & Co.	2,961,619
350	WesBanco, Inc.(a)	11,141
383	Westamerica Bancorporation(a)	20,713
1,150	Western Alliance Bancorp†	28,290
200	Westfield Financial, Inc.(a)	1,490
80	White Mountains Insurance Group, Ltd.	47,992
700	Wilshire Bancorp, Inc.	7,770
500	Wintrust Financial Corp.	24,330
750	WisdomTree Investments, Inc.†(a)	9,840
100	World Acceptance Corp.†(a)	7,508
1,930	Zions Bancorporation(a)	59,791
400	ZipRealty, Inc.†(a)	1,312
		41,986,794
Health Care — 12.5%
18,050	Abbott Laboratories	695,105
17,275	AbbVie, Inc.	887,935
350	ABIOMED, Inc.†(a)	9,114
475	Acadia Healthcare Co., Inc.†(a)	21,432
625	ACADIA Pharmaceuticals, Inc.†(a)	15,206
300	Accretive Health, Inc.†(a)	2,400
375	Acorda Therapeutics, Inc.†(a)	14,216
1,670	Actavis PLC†(a)	343,770
300	Aegerion Pharmaceuticals, Inc.†(a)	13,836
4,144	Aetna, Inc.	310,676
200	Affymetrix, Inc.†(a)	1,426
4,046	Agilent Technologies, Inc.	226,252
300	Air Methods Corp.†(a)	16,029
400	Akorn, Inc.†(a)	8,800
700	Albany Molecular Research, Inc.†(a)	13,013
850	Alere, Inc.†(a)	29,197
1,929	Alexion Pharmaceuticals, Inc.†	293,459
750	Align Technology, Inc.†	38,842
1,300	Alkermes PLC†(a)	57,317
3,493	Allergan, Inc.	433,481
140	Alliance HealthCare Services, Inc.†	4,694
1,500	Allscripts Healthcare Solutions, Inc.†(a)	27,045
496	Alnylam Pharmaceuticals, Inc.†	33,301
100	AMAG Pharmaceuticals, Inc.†	1,935
201	Amedisys, Inc.†	2,993
600	American Caresource Holdings, Inc.†	1,182
2,605	AmerisourceBergen Corp., Class A	170,862
7,869	Amgen, Inc.	970,562

Shares		Value
Health Care — (continued)
300	Amicus Therapeutics, Inc.†(a)	$621
250	AMN Healthcare Services, Inc.†	3,435
400	Amsurg Corp., Class A†	18,832
130	Analogic Corp.	10,674
500	Anika Therapeutics, Inc.†	20,550
2,325	Arena Pharmaceuticals, Inc.†(a)	14,648
1,000	Ariad Pharmaceuticals, Inc.†(a)	8,060
300	ArthroCare Corp.†	14,457
343	athenahealth, Inc.†(a)	54,962
1,000	Auxilium Pharmaceuticals, Inc.†(a)	27,180
6,188	Baxter International, Inc.	455,313
2,266	Becton Dickinson and Co.	265,303
200	Biodel, Inc.†(a)	546
2,381	Biogen Idec, Inc.†	728,276
1,475	BioMarin Pharmaceutical, Inc.†	100,610
200	Bio-Rad Laboratories, Inc., Class A†	25,624
13,689	Boston Scientific Corp.†	185,075
18,825	Bristol-Myers Squibb Co.	977,959
1,350	Brookdale Senior Living, Inc., Class A†(a)	45,238
1,000	Bruker Corp.†	22,790
200	BSD Medical Corp.†(a)	258
925	C.R. Bard, Inc.	136,882
1,850	Cambrex Corp.†	34,909
350	Cantel Medical Corp.	11,802
100	Capital Senior Living Corp.†(a)	2,599
3,936	Cardinal Health, Inc.	275,441
325	Cardiovascular Systems, Inc.†	10,332
2,293	CareFusion Corp.†	92,224
2,485	Catamaran Corp.†	111,229
5,118	Celgene Corp.†	714,473
226	Cell Therapeutics, Inc.†(a)	768
927	Celldex Therapeutics, Inc.†	16,380
475	Centene Corp.†	29,569
500	Cepheid, Inc.†(a)	25,790
2,575	Cerner Corp.†	144,844
500	Charles River Laboratories International, Inc.†	30,170
136	Chemed Corp.(a)	12,165
3,457	Cigna Corp.	289,455
300	Clovis Oncology, Inc.†	20,781
37	Codexis, Inc.†	76
1,332	Community Health Systems, Inc.†	52,174
100	Computer Programs & Systems, Inc.	6,460
300	CONMED Corp.(a)	13,035
500	Cooper Cos., Inc. (The)(a)	68,680
650	Covance, Inc.†	67,535
500	Cubist Pharmaceuticals, Inc.†(a)	36,575
300	Cyberonics, Inc.†	19,575
91	Cynosure, Inc., Class A†(a)	2,666
2,300	Cytori Therapeutics, Inc.†(a)	6,210
2,058	DaVita HealthCare Partners, Inc.†	141,693
1,700	Dendreon Corp.†(a)	5,083
1,600	DENTSPLY International, Inc.	73,664
650	DexCom, Inc.†	26,884
100	Dyax Corp.†(a)	898
1,100	Edwards Lifesciences Corp.†(a)	81,587
12,345	Eli Lilly & Co.	726,627
793	Emergent Biosolutions, Inc.†	20,039
889	Emeritus Corp.†	27,950
1,100	Endo International PLC†(a)	75,515
700	Endologix, Inc.†	9,009
300	Ensign Group, Inc. (The)	13,092
625	Envision Healthcare Holdings, Inc.†	21,144
775	Exact Sciences Corp.†(a)	10,982
800	Exelixis, Inc.†(a)	2,832
10,090	Express Scripts Holding Co.†	757,658
100	Five Star Quality Care, Inc.†	486

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
3,025	Forest Laboratories, Inc.†	$279,117
116	Furiex Pharmaceuticals, Inc.†(a)	10,092
500	Galena Biopharma, Inc.†(a)	1,250
500	Genomic Health, Inc.†(a)	13,170
50	Gentiva Health Services, Inc.†	456
1,100	Geron Corp.†(a)	2,288
15,808	Gilead Sciences, Inc.†	1,120,155
300	Greatbatch, Inc.†	13,776
450	GTx, Inc.†(a)	689
550	Haemonetics Corp.†	17,925
1,700	Halozyme Therapeutics, Inc.†(a)	21,590
350	Hanger, Inc.†	11,788
500	HCA Holdings, Inc.†	26,250
1,000	Health Net, Inc.†	34,010
1,100	HealthSouth Corp.	39,523
170	HeartWare International, Inc.†	15,943
872	Henry Schein, Inc.†	104,091
600	Hill-Rom Holdings, Inc.	23,124
925	HMS Holdings Corp.†(a)	17,621
2,452	Hologic, Inc.†(a)	52,718
2,040	Hospira, Inc.†(a)	88,230
1,742	Humana, Inc.	196,358
200	ICU Medical, Inc.†	11,976
1,300	Idenix Pharmaceuticals, Inc.†(a)	7,839
509	IDEXX Laboratories, Inc.†	61,793
1,013	Illumina, Inc.†(a)	150,593
1,000	ImmunoGen, Inc.†(a)	14,930
1,000	Impax Laboratories, Inc.†	26,410
1,600	Incyte Corp., Ltd.†	85,632
600	Infinity Pharmaceuticals, Inc.†	7,134
475	Insulet Corp.†(a)	22,524
300	Integra LifeSciences Holdings Corp.†(a)	13,797
137	Intercept Pharmaceuticals, Inc.†	45,181
562	InterMune, Inc.†(a)	18,810
400	Intrexon Corp.†	10,516
365	Intuitive Surgical, Inc.†	159,866
300	IPC The Hospitalist Co., Inc.†	14,724
1,000	Ironwood Pharmaceuticals, Inc., Class A†(a)	12,320
1,000	Isis Pharmaceuticals, Inc.†	43,210
34,775	Johnson & Johnson	3,415,948
975	Keryx Biopharmaceuticals, Inc.†(a)	16,614
575	Kindred Healthcare, Inc.	13,467
1,075	Laboratory Corp. of America Holdings†	105,576
300	Lannett Co., Inc.†	10,716
200	LCA-Vision, Inc.†	1,070
600	LHC Group, Inc.†	13,236
565	LifePoint Hospitals, Inc.†(a)	30,821
316	Ligand Pharmaceuticals, Inc., Class B†(a)	21,254
400	Magellan Health Services, Inc.†	23,740
1,600	MannKind Corp.†(a)	6,432
600	Masimo Corp.†(a)	16,386
200	Maxygen, Inc.† (e)	6
2,890	McKesson Corp.	510,287
400	MedAssets, Inc.†	9,884
650	Medicines Co. (The)†	18,473
500	Medidata Solutions, Inc.†(a)	27,170
725	Medivation, Inc.†(a)	46,668
1,200	MEDNAX, Inc.†	74,376
11,822	Medtronic, Inc.	727,526
34,105	Merck & Co., Inc.	1,936,141
100	Merge Healthcare, Inc.†	244
375	Meridian Bioscience, Inc.	8,171
300	Mettler-Toledo International, Inc.†	70,704
600	MGC Diagnostics Corp.	6,696
600	Molina Healthcare, Inc.†(a)	22,536
200	Momenta Pharmaceuticals, Inc.†	2,330

Shares		Value
Health Care — (continued)
136	MWI Veterinary Supply, Inc.†(a)	$21,164
4,275	Mylan, Inc.†(a)	208,748
500	Myriad Genetics, Inc.†(a)	17,095
300	National Healthcare Corp.	16,731
950	Nektar Therapeutics†	11,514
350	Neogen Corp.†	15,733
200	Neurocrine Biosciences, Inc.†(a)	3,220
2,150	Novavax, Inc.†(a)	9,740
775	NPS Pharmaceuticals, Inc.†	23,196
1,000	NuVasive, Inc.†	38,410
1,000	NxStage Medical, Inc.†(a)	12,740
128	Oculus Innovative Sciences, Inc.†(a)	483
1,300	Omnicare, Inc.(a)	77,571
375	Omnicell, Inc.†	10,733
3,000	Opko Health, Inc.†(a)	27,960
750	Orexigen Therapeutics, Inc.†(a)	4,875
700	Owens & Minor, Inc.(a)	24,521
375	Pacira Pharmaceuticals, Inc.†(a)	26,246
600	PAREXEL International Corp.†	32,454
950	Patterson Cos., Inc.(a)	39,672
800	PDI, Inc.†	3,664
1,100	PDL BioPharma, Inc.(a)	9,141
1,517	PerkinElmer, Inc.	68,356
5	Pernix Therapeutics Holdings†(a)	27
80,512	Pfizer, Inc.	2,586,045
725	Pharmacyclics, Inc.†	72,660
381	PharMerica Corp.†	10,660
400	Pozen, Inc.	3,200
350	Premier, Inc., Class A†	11,533
650	Prestige Brands Holdings, Inc.†	17,712
800	Progenics Pharmaceuticals, Inc.†	3,272
200	Providence Service Corp. (The)†	5,656
254	Puma Biotechnology, Inc.†	26,452
575	Quality Systems, Inc.	9,706
1,575	Quest Diagnostics, Inc.(a)	91,224
800	Questcor Pharmaceuticals, Inc.(a)	51,944
300	Quidel Corp.†(a)	8,190
325	Quintiles Transnational Holdings, Inc.†(a)	16,500
675	Raptor Pharmaceutical Corp.†(a)	6,750
797	Regeneron Pharmaceuticals, Inc.†	239,323
1,800	ResMed, Inc.(a)	80,442
1,600	Rigel Pharmaceuticals, Inc.†(a)	6,208
418	RTI Surgical, Inc.†	1,705
600	Sagent Pharmaceuticals, Inc.†(a)	14,022
700	Salix Pharmaceuticals, Ltd.†(a)	72,527
300	Sangamo Biosciences, Inc.†	5,424
400	Sarepta Therapeutics, Inc.†(a)	9,612
925	Seattle Genetics, Inc.†	42,143
1,000	Select Medical Holdings Corp.	12,450
1,500	Sequenom, Inc.†(a)	3,675
600	Simulations Plus, Inc.(a)	3,996
650	Sirona Dental Systems, Inc.†(a)	48,536
700	Skilled Healthcare Group, Inc., Class A†(a)	3,689
475	Spectranetics Corp.†	14,397
3,125	St. Jude Medical, Inc.	204,344
650	STERIS Corp.	31,038
4,366	Stryker Corp.	355,698
200	Symmetry Medical, Inc.†	2,012
157	Synageva BioPharma Corp.†	13,026
400	Synta Pharmaceuticals Corp.†(a)	1,724
1,000	Team Health Holdings, Inc.†	44,750
500	Techne Corp.	42,685
500	Teleflex, Inc.	53,620
931	Tenet Healthcare Corp.†	39,856
1,000	Theravance, Inc.†(a)	30,940
4,489	Thermo Fisher Scientific, Inc.	539,757

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Health Care — (continued)
600	Thoratec Corp.†	$21,486
80	Transcept Pharmaceuticals, Inc.†	246
600	Triple-S Management Corp., Class B†(a)	9,684
600	United Therapeutics Corp.†	56,418
11,905	UnitedHealth Group, Inc.	976,091
500	Universal American Corp.	3,535
1,100	Universal Health Services, Inc., Class B	90,277
1,200	Varian Medical Systems, Inc.†(a)	100,788
825	VCA Antech, Inc.†	26,590
17	Venaxis, Inc.†	45
2,214	Vertex Pharmaceuticals, Inc.†	156,574
500	Volcano Corp.†	9,855
1,000	Waters Corp.†(a)	108,410
450	WellCare Health Plans, Inc.†	28,584
3,373	WellPoint, Inc.	335,782
650	West Pharmaceutical Services, Inc.	28,633
450	Wright Medical Group, Inc.†	13,982
2,036	Zimmer Holdings, Inc.	192,565
		29,488,966
Industrials — 11.6%
1,123	3D Systems Corp.†(a)	66,425
7,861	3M Co.	1,066,423
350	AAON, Inc.	9,754
375	AAR Corp.	9,731
500	ABM Industries, Inc.	14,370
300	Acacia Research Corp.(a)	4,584
453	ACCO Brands Corp.†(a)	2,790
300	Acme United Corp.	4,962
590	Actuant Corp., Class A	20,148
400	Acuity Brands, Inc.(a)	53,028
2,075	ADT Corp.(a)	62,146
375	Advisory Board Co. (The)†	24,094
1,100	AECOM Technology Corp.†	35,387
1,150	AGCO Corp.	63,434
1,000	Air Lease Corp., Class A	37,290
1,200	Aircastle, Ltd.	23,256
717	Alaska Air Group, Inc.	66,903
400	Albany International Corp., Class A	14,216
153	Allegiant Travel Co., Class A	17,125
350	Alliant Techsystems, Inc.	49,752
300	Altra Industrial Motion Corp.(a)	10,710
100	AMERCO	23,212
10,451	American Airlines Group, Inc.†	382,507
300	American Railcar Industries, Inc.(a)	21,009
2,662	AMETEK, Inc.	137,066
3,275	AMR Corp., Escrow†	—
1,500	AMREP Corp.†(a)	9,480
950	AO Smith Corp.	43,719
500	Apogee Enterprises, Inc.(a)	16,615
425	Applied Industrial Technologies, Inc.	20,502
300	Arkansas Best Corp.	11,085
200	Armstrong World Industries, Inc.†(a)	10,650
200	Astec Industries, Inc.	8,782
300	Atlas Air Worldwide Holdings, Inc.†(a)	10,581
1,100	Avery Dennison Corp.	55,737
1,292	Avis Budget Group, Inc.†(a)	62,920
600	AZZ, Inc.(a)	26,808
1,075	B/E Aerospace, Inc.†	93,299
1,437	Babcock & Wilcox Co. (The)	47,708
600	Barnes Group, Inc.(a)	23,082
500	Beacon Roofing Supply, Inc.†(a)	19,330
500	Blount International, Inc.†	5,950
900	BlueLinx Holdings, Inc.†	1,170
8,401	Boeing Co. (The)	1,054,241
445	Brady Corp., Class A	12,082
450	Briggs & Stratton Corp.(a)	10,012
450	Brink's Co. (The)	12,847

Shares		Value
Industrials — (continued)
450	Builders FirstSource, Inc.†	$4,099
500	Carlisle Cos., Inc.	39,670
100	Casella Waste Systems, Inc., Class A†(a)	511
7,509	Caterpillar, Inc.	746,169
1,300	CBIZ, Inc.†(a)	11,908
400	CDI Corp.(a)	6,860
400	Ceco Environmental Corp.	6,636
300	Celadon Group, Inc.(a)	7,212
800	Cenveo, Inc.†	2,432
1,525	CH Robinson Worldwide, Inc.(a)	79,895
400	Chart Industries, Inc.†(a)	31,820
77	Chicago Bridge & Iron Co. NV(a)	6,711
1,032	Cintas Corp.	61,518
184	CIRCOR International, Inc.	13,493
400	CLARCOR, Inc.	22,940
540	Clean Harbors, Inc.†(a)	29,587
1,125	Colfax Corp.†	80,246
400	Columbus McKinnon Corp.	10,716
900	Comfort Systems USA, Inc.	13,716
300	Commercial Vehicle Group, Inc.†	2,736
550	Con-way, Inc.(a)	22,594
1,400	Copart, Inc.†	50,946
306	Corporate Executive Board Co. (The)	22,714
1,750	Covanta Holding Corp.(a)	31,587
100	Covenant Transportation Group, Inc., Class A†	1,010
625	Crane Co.	44,469
11,075	CSX Corp.	320,843
300	Cubic Corp.	15,321
2,162	Cummins, Inc.	322,116
300	Curtiss-Wright Corp.	19,062
7,243	Danaher Corp.	543,225
4,008	Deere & Co.(a)	363,926
9,975	Delta Air Lines, Inc.	345,634
500	Deluxe Corp.	26,235
825	DigitalGlobe, Inc.†	23,933
1,525	Donaldson Co., Inc.	64,660
1,966	Dover Corp.	160,720
500	Dun & Bradstreet Corp.	49,675
100	DXP Enterprises, Inc.†	9,493
350	Dycom Industries, Inc.†	11,063
400	Dynamic Materials Corp.	7,616
450	Eagle Bulk Shipping, Inc.†(a)	1,795
5,763	Eaton Corp. PLC(a)	432,917
800	EMCOR Group, Inc.	37,432
8,428	Emerson Electric Co.	562,991
700	Empire Resources, Inc.	2,870
550	Encore Wire Corp.	26,681
500	Energy Recovery, Inc.†(a)	2,660
300	EnerNOC, Inc.†(a)	6,684
500	EnerSys, Inc.(a)	34,645
179	Engility Holdings, Inc.†	8,064
50	Ennis, Inc.	828
178	EnPro Industries, Inc.†	12,935
1,375	Equifax, Inc.	93,541
200	ESCO Technologies, Inc.	7,038
290	Esterline Technologies Corp.†	30,897
2,200	Exelis, Inc.	41,822
2,425	Expeditors International of Washington, Inc.(a)	96,103
3,300	Fastenal Co.(a)	162,756
1,000	Federal Signal Corp.	14,900
3,484	FedEx Corp.	461,839
1,515	Flowserve Corp.	118,685
1,686	Fluor Corp.	131,053
1,900	Fortune Brands Home & Security, Inc.	79,952
300	Forward Air Corp.	13,833

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
600	Franklin Electric Co., Inc.	$25,512
500	FreightCar America, Inc.(a)	11,620
600	FTI Consulting, Inc.†(a)	20,004
700	Fuel Tech, Inc.†	3,500
500	FuelCell Energy, Inc.†(a)	1,240
300	Furmanite Corp.†	2,946
300	G&K Services, Inc., Class A	18,351
500	GATX Corp.	33,940
1,500	GenCorp, Inc.†(a)	27,405
625	General Cable Corp.	16,006
3,351	General Dynamics Corp.	364,991
124,696	General Electric Co.	3,228,380
585	Genessee & Wyoming, Inc., Class A†	56,932
507	Gorman-Rupp Co. (The)	16,118
662	Graco, Inc.	49,478
1,350	GrafTech International, Ltd.†(a)	14,742
400	Granite Construction, Inc.(a)	15,972
1,500	Great Lakes Dredge & Dock Corp.†	13,695
550	Greenbrier Cos., Inc.†	25,080
350	Griffon Corp.(a)	4,179
325	H&E Equipment Services, Inc.†	13,146
850	Hardinge, Inc.	12,240
1,200	Harsco Corp.	28,116
1,500	Hawaiian Holdings, Inc.†(a)	20,940
775	HD Supply Holdings, Inc.†(a)	20,266
725	Healthcare Services Group, Inc.(a)	21,069
625	Heartland Express, Inc.(a)	14,181
300	HEICO Corp., Class A	13,023
200	Heidrick & Struggles International, Inc.(a)	4,014
600	Herman Miller, Inc.	19,278
2,150	Hertz Global Holdings, Inc.†	57,276
1,550	Hexcel Corp.†	67,487
300	Hill International, Inc.†	1,650
400	HNI Corp.	14,624
9,747	Honeywell International, Inc.	904,132
350	Hub Group, Inc., Class A†	13,996
438	Hubbell, Inc., Class B	52,503
525	Huntington Ingalls Industries, Inc.	53,687
400	Hurco Cos., Inc.(a)	10,672
200	Huron Consulting Group, Inc.†	12,676
118	Hyster-Yale Materials Handling, Inc.	11,505
975	IDEX Corp.	71,068
694	IHS, Inc., Class A†	84,321
1,000	II-VI, Inc.†(a)	15,430
4,420	Illinois Tool Works, Inc.	359,479
875	Industrial Services of America, Inc.†(a)	4,489
500	InnerWorkings, Inc.†	3,830
100	Innovative Solutions & Support, Inc.†	753
336	Insperity, Inc.	10,409
500	Integrated Electrical Services, Inc.†(a)	3,105
1,300	Interface, Inc., Class A	26,715
400	International Shipholding Corp.(a)	11,776
400	Intersections, Inc.	2,360
1,796	Iron Mountain, Inc.	49,516
1,100	ITT Corp.	47,036
1,425	Jacobs Engineering Group, Inc.†(a)	90,488
1,075	JB Hunt Transport Services, Inc.	77,314
2,525	JetBlue Airways Corp.†(a)	21,942
251	John Bean Technologies Corp.	7,756
1,375	Joy Global, Inc.(a)	79,750
200	Kadant, Inc.	7,294
300	Kaman Corp.	12,204
1,245	Kansas City Southern	127,065
1,000	KAR Auction Services, Inc.	30,350
1,550	KBR, Inc.	41,354
400	Kelly Services, Inc., Class A	9,492
800	Kennametal, Inc.(a)	35,440

Shares		Value
Industrials — (continued)
150	Kforce, Inc.	$3,198
700	Kimball International, Inc., Class B	12,677
600	Kirby Corp.†	60,750
387	Knight Transportation, Inc.(a)	8,951
500	Knoll, Inc.	9,095
525	Korn/Ferry International†	15,629
10	Kratos Defense & Security Solutions, Inc.†	75
1,075	L-3 Communications Holdings, Inc., Class 3	127,011
600	Landstar System, Inc.	35,532
600	Layne Christensen Co.†	10,914
657	Lennox International, Inc.	59,728
1,000	Lincoln Electric Holdings, Inc.	72,010
200	Lindsay Corp.(a)	17,636
100	LMI Aerospace, Inc.†(a)	1,410
3,523	Lockheed Martin Corp.	575,095
700	LSI Industries, Inc.	5,733
1,600	Manitowoc Co., Inc. (The)(a)	50,320
1,002	Manpowergroup, Inc.	78,988
150	Marten Transport, Ltd.	3,228
3,825	Masco Corp.	84,953
1,000	MasTec, Inc.†(a)	43,440
450	Matson, Inc.	11,111
300	McGrath RentCorp(a)	10,488
1,550	Meritor, Inc.†	18,988
3,150	Metalico, Inc.†	5,135
300	Mfri, Inc.†	4,083
199	Middleby Corp.†	52,578
406	Mobile Mini, Inc.	17,604
325	Moog, Inc., Class A†	21,291
350	MSA Safety Inc	19,950
508	MSC Industrial Direct Co., Inc., Class A(a)	43,952
600	Mueller Industries, Inc.	17,994
1,900	Mueller Water Products, Inc., Class A	18,050
200	NACCO Industries, Inc., Class A	10,842
1,500	Navigant Consulting, Inc.†	27,990
1,000	Navistar International Corp.†(a)	33,870
500	NCI Building Systems, Inc.†	8,730
600	Nordson Corp.	42,294
3,627	Norfolk Southern Corp.	352,436
162	Nortek, Inc.†(a)	13,318
2,526	Northrop Grumman Corp.	311,658
900	Old Dominion Freight Line, Inc.†	51,066
550	On Assignment, Inc.†	21,225
575	Orbital Sciences Corp.†	16,042
500	Orion Energy Systems, Inc.†	3,625
1,000	Oshkosh Corp.	58,870
1,250	Owens Corning	53,963
4,080	PACCAR, Inc.	275,155
3,000	Pacer International, Inc.†	26,880
1,250	Pall Corp.	111,838
1,557	Parker Hannifin Corp.	186,388
2,025	Pentair, Ltd.	160,664
600	Pike Corp.†	6,456
2,125	Pitney Bowes, Inc.	55,229
300	Polypore International, Inc.†(a)	10,263
250	PowerSecure International, Inc.†	5,860
1,764	Precision Castparts Corp.	445,869
475	Primoris Services Corp.	14,240
1,000	Quanex Building Products Corp.(a)	20,680
2,450	Quanta Services, Inc.†	90,405
600	Raven Industries, Inc.	19,650
3,514	Raytheon Co.	347,148
300	RBC Bearings, Inc.†	19,110
400	Regal-Beloit Corp.	29,084

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Industrials — (continued)
1,500	Republic Airways Holdings, Inc.†	$13,710
3,218	Republic Services, Inc., Class A	109,927
200	Resources Connection, Inc.	2,818
325	Rexnord Corp.†	9,419
350	Roadrunner Transportation Systems, Inc.†(a)	8,834
1,700	Robert Half International, Inc.	71,315
1,684	Rockwell Automation, Inc.	209,742
1,425	Rockwell Collins, Inc.	113,530
1,050	Rollins, Inc.	31,752
1,122	Roper Industries, Inc.	149,798
1,000	RPX Corp. †	16,280
1,850	RR Donnelley & Sons Co.	33,115
75	Rush Enterprises, Inc., Class A†(a)	2,436
400	Ryder System, Inc.	31,968
225	Saia, Inc.†	8,597
300	SIFCO Industries, Inc.	9,159
400	Simpson Manufacturing Co., Inc.	14,132
1,100	SkyWest, Inc.	14,036
600	Snap-on, Inc.	68,088
300	SolarCity Corp.†(a)	18,786
6,949	Southwest Airlines Co.	164,066
1,325	Spirit Aerosystems Holdings, Inc., Class A†	37,352
100	Spirit Airlines, Inc.†	5,940
584	SPX Corp.	57,413
270	Standard Register Co.†(a)	2,179
50	Standex International Corp.	2,679
1,000	Steelcase, Inc., Class A	16,610
916	Stericycle, Inc.†	104,076
300	Sun Hydraulics Corp.(a)	12,993
1,000	Swift Transportation Co., Class A†(a)	24,750
100	Sypris Solutions, Inc.	277
500	TAL International Group, Inc.(a)	21,435
200	Taser International, Inc.†	3,658
500	Team, Inc.†	21,430
500	Tecumseh Products Co., Class A†	3,450
333	Teledyne Technologies, Inc.†	32,411
250	Tennant Co.(a)	16,405
1,300	Terex Corp.(a)	57,590
743	Tetra Tech, Inc.	21,985
700	Textainer Group Holdings, Ltd.(a)	26,789
2,800	Textron, Inc.(a)	110,012
1,100	Timken Co.	64,658
312	Titan International, Inc.(a)	5,925
600	Toro Co. (The)	37,914
700	Towers Watson & Co., Class A	79,835
600	TransDigm Group, Inc.	111,120
100	TRC Cos., Inc.†	665
300	Trex Co., Inc.†	21,948
475	Trimas Corp.†	15,770
900	Trinity Industries, Inc.	64,863
556	Triumph Group, Inc.	35,906
800	TrueBlue, Inc.†	23,408
500	Tutor Perini Corp.†	14,335
400	Twin Disc, Inc.	10,536
200	Ultralife Corp.†(a)	850
200	UniFirst Corp.	21,988
5,320	Union Pacific Corp.	998,351
3,555	United Continental Holdings, Inc.†	158,660
8,418	United Parcel Service, Inc., Class B	819,745
1,008	United Rentals, Inc.†	95,700
350	United Stationers, Inc.	14,375
10,828	United Technologies Corp.	1,265,144
300	Universal Forest Products, Inc.	16,602
850	URS Corp.	40,001
500	US Ecology, Inc.	18,560

Shares		Value
Industrials — (continued)
1,075	USG Corp.†(a)	$35,174
900	UTi Worldwide, Inc.	9,531
259	Valmont Industries, Inc.(a)	38,550
1,800	Verisk Analytics, Inc., Class A†	107,928
400	Viad Corp.	9,616
300	Vicor Corp.†	3,060
750	Volt Information Sciences, Inc.†(a)	6,292
50	Wabash National Corp.†(a)	688
691	WABCO Holdings, Inc.†	72,942
1,041	Wabtec Corp.	80,677
1,462	Waste Connections, Inc.	64,123
4,725	Waste Management, Inc.	198,781
228	Watsco, Inc.	22,780
300	Watts Water Technologies, Inc., Class A	17,607
250	Werner Enterprises, Inc.(a)	6,378
600	WESCO International, Inc.†(a)	49,932
425	West Corp.	10,170
800	Woodward, Inc.	33,224
10	WP Stewart & Co., Ltd.† (e)	—
685	WW Grainger, Inc.(a)	173,072
350	XPO Logistics, Inc.†(a)	10,293
2,200	Xylem, Inc.	80,124
		27,340,056
Information Technology — 17.9%
546	Accelrys, Inc.†	6,803
395	ACI Worldwide, Inc.†	23,380
4,638	Activision Blizzard, Inc.(a)	94,801
800	Acxiom Corp.†	27,516
600	ADDvantage Technologies Group, Inc.†(a)	1,992
5,587	Adobe Systems, Inc.†	367,289
600	ADTRAN, Inc.	14,646
700	Advanced Energy Industries, Inc.†(a)	17,150
6,750	Advanced Micro Devices, Inc.†(a)	27,067
1,000	Advent Software, Inc.	29,360
500	Aehr Test Systems†	1,425
1,000	Aeroflex Holding Corp.†(a)	8,310
500	Agilysys, Inc.†	6,700
1,959	Akamai Technologies, Inc.†	114,033
450	Alliance Data Systems Corp.†	122,603
3,700	Altera Corp.	134,088
1,050	Amkor Technology, Inc.†(a)	7,203
1,625	Amphenol Corp., Class A	148,931
300	ANADIGICS, Inc.†(a)	510
3,550	Analog Devices, Inc.	188,647
285	Anixter International, Inc.	28,933
922	ANSYS, Inc.†	71,012
1,016	AOL, Inc.†	44,470
11,076	Apple, Inc.	5,944,932
14,208	Applied Materials, Inc.	290,127
1,500	Applied Micro Circuits Corp.†(a)	14,850
1,229	ARRIS Group, Inc.†	34,633
850	Arrow Electronics, Inc.†	50,456
1,500	Aruba Networks, Inc.†(a)	28,125
1,000	Aspen Technology, Inc.†	42,360
100	Astea International, Inc.†	290
5,250	Atmel Corp.†(a)	43,890
486	ATMI, Inc.†	16,529
2,550	Autodesk, Inc.†	125,409
5,621	Automatic Data Processing, Inc.	434,278
1,778	Aviat Networks, Inc.†(a)	2,827
1,275	Avnet, Inc.	59,326
1,000	AVX Corp.	13,180
289	Axcelis Technologies, Inc.†	621
200	Badger Meter, Inc.	11,020
300	Bel Fuse, Inc., Class B	6,570
400	Belden, Inc.	27,840

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
1,150	Benchmark Electronics, Inc.†	$26,048
298	Black Box Corp.	7,253
300	Blackbaud, Inc.	9,390
250	Blucora, Inc.†(a)	4,922
1,000	Booz Allen Hamilton Holding Corp., Class A	22,000
375	Bottomline Technologies, Inc.†(a)	13,181
5,915	Broadcom Corp., Class A(a)	186,204
1,250	Broadridge Financial Solutions, Inc.	46,425
7,350	Brocade Communications Systems, Inc.†	77,984
106	Brooks Automation, Inc.	1,159
100	BTU International, Inc.†	313
3,947	CA, Inc.	122,239
100	Cabot Microelectronics Corp.†	4,400
199	CACI International, Inc., Class A†(a)	14,686
3,177	Cadence Design Systems, Inc.†	49,371
400	CalAmp Corp.†	11,148
175	Calix, Inc.†	1,475
200	Callidus Software, Inc.†	2,504
475	Cardtronics, Inc.†	18,454
200	Cascade Microtech, Inc.†(a)	2,020
500	Cavium, Inc.†	21,865
900	CIBER, Inc.†	4,122
997	Ciena Corp.†(a)	22,672
200	Cinedigm Corp., Class A†(a)	512
400	Cirrus Logic, Inc.†(a)	7,948
66,423	Cisco Systems, Inc.	1,488,540
2,275	Citrix Systems, Inc.†	130,653
1,000	Cognex Corp.†	33,860
7,548	Cognizant Technology Solutions Corp., Class A†	382,004
400	Coherent, Inc.†	26,140
375	CommVault Systems, Inc.†(a)	24,356
1,655	Computer Sciences Corp.	100,657
2,025	Compuware Corp.	21,262
400	comScore, Inc.†	13,116
100	Comtech Telecommunications Corp.	3,186
300	Comverse, Inc.†	10,374
425	Concur Technologies, Inc.†	42,105
400	Constant Contact, Inc.†	9,784
1,300	Convergys Corp.	28,483
505	Conversant, Inc.†(a)	14,216
1,152	CoreLogic, Inc.†	34,606
500	Cornerstone OnDemand, Inc.†	23,935
17,569	Corning, Inc.	365,787
325	CoStar Group, Inc.†	60,690
425	Cray, Inc.†(a)	15,861
1,200	Cree, Inc.†	67,872
200	Crexendo, Inc.†(a)	680
1,128	CSG Systems International, Inc.(a)	29,373
100	CTS Corp.	2,088
1,625	Cypress Semiconductor Corp.	16,689
800	Daktronics, Inc.	11,512
600	Datalink Corp.†	8,358
500	Dealertrack Technologies, Inc.†(a)	24,595
1,000	Demand Media, Inc.†(a)	4,850
300	Demandware, Inc.†	19,218
388	Dice Holdings, Inc.†(a)	2,894
650	Diebold, Inc.(a)	25,928
51	Digital Ally, Inc.†	308
700	Digital River, Inc.†	12,201
300	Diodes, Inc.†	7,836
200	Document Security Systems, Inc.†(a)	256
600	Dolby Laboratories, Inc., Class A†(a)	26,700
400	DST Systems, Inc.	37,916
1,421	EarthLink Holdings Corp.	5,130
14,625	eBay, Inc.†	807,885

Shares		Value
Information Technology — (continued)
331	Ebix, Inc.(a)	$5,650
150	Echelon Corp.†	417
400	EchoStar Corp., Class A†	19,024
100	Electro Scientific Industries, Inc.	985
2,625	Electronic Arts, Inc.†(a)	76,151
729	Electronics For Imaging, Inc.†	31,573
25,554	EMC Corp.	700,435
125	Emcore Corp.†	631
1,000	Emulex Corp.†	7,390
1,836	Entegris, Inc.†	22,234
325	Envestnet, Inc.†	13,058
300	EPAM Systems, Inc.†	9,870
1,500	Epiq Systems, Inc.	20,445
502	Equinix, Inc.†	92,790
400	Euronet Worldwide, Inc.†	16,636
500	Exar Corp.†	5,975
200	Extreme Networks, Inc.†	1,160
900	F5 Networks, Inc.†	95,967
15,559	Facebook, Inc., Class A†	937,274
550	FactSet Research Systems, Inc.(a)	59,296
200	Fair Isaac Corp.	11,064
1,250	Fairchild Semiconductor International, Inc., Class A†	17,237
900	FalconStor Software, Inc.†	1,422
200	FARO Technologies, Inc.†	10,600
406	FEI Co.	41,826
2,935	Fidelity National Information Services, Inc.	156,876
1,200	Finisar Corp.†(a)	31,812
300	FireEye, Inc.†	18,471
1,000	First Solar, Inc.†	69,790
2,946	Fiserv, Inc.†	167,009
450	FleetCor Technologies, Inc.†	51,795
1,500	FLIR Systems, Inc.	54,000
350	FormFactor, Inc.†	2,237
255	Forrester Research, Inc.(a)	9,142
1,675	Fortinet, Inc.†(a)	36,900
1,000	Freescale Semiconductor, Ltd.†(a)	24,410
1,100	Gartner, Inc.†	76,384
2,100	Genpact, Ltd.†	36,582
102	GigOptix, Inc.†(a)	171
1,850	Global Cash Access Holdings, Inc.†	12,691
725	Global Payments, Inc.	51,555
400	Glu Mobile, Inc.†	1,896
3,124	Google, Inc., Class A†	3,481,729
1,100	GT Advanced Technologies, Inc.†(a)	18,755
200	Guidance Software, Inc.†(a)	2,212
300	Guidewire Software, Inc.†	14,715
800	Harmonic, Inc.†	5,712
1,225	Harris Corp.	89,621
300	Heartland Payment Systems, Inc.(a)	12,435
23,877	Hewlett-Packard Co.	772,660
300	Hittite Microwave Corp.	18,912
1,100	Hutchinson Technology, Inc.†(a)	3,113
1,000	IAC/InterActiveCorp.	71,390
100	ID Systems, Inc.†	568
325	iGATE Corp.†	10,250
8	iGO, Inc.†	24
600	Infinera Corp.†(a)	5,448
1,075	Informatica Corp.†	40,613
1,200	Ingram Micro, Inc., Class A†	35,472
500	Insight Enterprises, Inc.†	12,555
1,560	Integrated Device Technology, Inc.†	19,079
400	Integrated Silicon Solution, Inc.†	6,220
61,743	Intel Corp.	1,593,587
350	Interactive Intelligence Group, Inc.†	25,375
600	InterDigital, Inc.(a)	19,866

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
371	Internap Network Services Corp.†	$2,627
12,004	International Business Machines Corp.	2,310,650
350	International Rectifier Corp.†	9,590
600	Interphase Corp.†	3,300
850	Intersil Corp., Class A	10,982
3,253	Intuit, Inc.	252,856
381	IPG Photonics Corp.†(a)	27,081
500	Itron, Inc.†	17,770
1,200	Ixia†	15,000
800	IXYS Corp.	9,080
450	j2 Global, Inc.(a)	22,523
2,400	Jabil Circuit, Inc.	43,200
1,000	Jack Henry & Associates, Inc.	55,760
3,203	JDS Uniphase Corp.†	44,842
4,840	Juniper Networks, Inc.†	124,678
233	Kemet Corp.†(a)	1,354
600	Key Tronic Corp.†	6,252
1,600	KLA-Tencor Corp.(a)	110,624
983	Knowles Corp.†	31,033
400	Kulicke & Soffa Industries, Inc.†(a)	5,044
1,787	Lam Research Corp.	98,285
200	Lattice Semiconductor Corp.†	1,568
981	Leidos Holdings, Inc.†(a)	34,698
675	Lexmark International, Inc., Class A	31,246
2,100	Limelight Networks, Inc.†	4,578
2,100	Linear Technology Corp.(a)	102,249
1,223	LinkedIn Corp., Class A†	226,182
200	Littelfuse, Inc.	18,728
193	Local Corp.†(a)	371
300	LogMeIn, Inc.†(a)	13,467
200	LoJack Corp.†(a)	1,140
100	LRAD Corp.†(a)	210
6,096	LSI Corp.	67,483
300	ManTech International Corp., Class A	8,823
200	Marchex, Inc., Class B	2,102
5,750	Marvell Technology Group, Ltd.	90,562
10,730	MasterCard, Inc., Class A	801,531
400	Mattson Technology, Inc.†	928
2,325	Maxim Integrated Products, Inc.	77,004
725	MAXIMUS, Inc.	32,524
200	Measurement Specialties, Inc.†	13,570
42	Mediabistro, Inc.†	102
1,200	Mentor Graphics Corp.	26,424
100	Mercury Systems, Inc.†	1,321
400	Methode Electronics, Inc.	12,264
600	Micrel, Inc.	6,648
2,237	Microchip Technology, Inc.(a)	106,839
11,877	Micron Technology, Inc.†	281,010
825	MICROS Systems, Inc.†(a)	43,667
650	Microsemi Corp.†	16,270
102,887	Microsoft Corp.	4,217,338
100	MicroStrategy, Inc., Class A†	11,539
600	MKS Instruments, Inc.(a)	17,934
662	MoneyGram International, Inc.†(a)	11,684
500	Monolithic Power Systems, Inc.†	19,385
350	Monotype Imaging Holdings, Inc.	10,549
1,550	Monster Worldwide, Inc.†	11,594
100	MoSys, Inc.†(a)	454
3,260	Motorola Solutions, Inc.	209,585
1	Move, Inc.†	12
328	Multi-Fineline Electronix, Inc.†	4,198
200	Nanometrics, Inc.†	3,594
900	NAPCO Security Technologies, Inc.†(a)	5,967
1,312	National Instruments Corp.	37,641
1,925	NCR Corp.†	70,359
3,900	NetApp, Inc.	143,910
350	NETGEAR, Inc.†	11,806

Shares		Value
Information Technology — (continued)
400	Netscout Systems, Inc.†	$15,032
600	NetSuite, Inc.†	56,898
750	NeuStar, Inc., Class A†(a)	24,383
200	Newport Corp.†	4,136
1,000	NIC, Inc.	19,310
50	Novatel Wireless, Inc.†	88
3,675	Nuance Communications, Inc.†(a)	63,100
100	NVE Corp.†	5,704
5,825	NVIDIA Corp.(a)	104,326
21	Oclaro, Inc.†	65
600	OmniVision Technologies, Inc.†(a)	10,620
5,105	ON Semiconductor Corp.†	47,987
285	OpenTable, Inc.†(a)	21,925
43,030	Oracle Corp.	1,760,357
200	OSI Systems, Inc.†	11,972
425	Pandora Media, Inc.†(a)	12,886
100	PAR Technology Corp.†	489
10	Parametric Sound Corp.†	141
600	Park Electrochemical Corp.	17,922
200	Parkervision, Inc.†(a)	960
3,650	Paychex, Inc.(a)	155,490
400	PCM, Inc.†	3,912
300	Pegasystems, Inc.	10,596
100	Pericom Semiconductor Corp.†(a)	783
8	Pfsweb, Inc.†	72
33	Pixelworks, Inc.†(a)	183
100	Planar Systems, Inc.†	205
450	Plantronics, Inc.	20,003
300	Plexus Corp.†	12,021
100	PLX Technology, Inc.†(a)	605
2,225	PMC - Sierra, Inc.†	16,932
1,900	Polycom, Inc.†	26,068
300	Power Integrations, Inc.(a)	19,734
220	PRGX Global, Inc.†	1,525
500	Progress Software Corp.†	10,900
300	PROS Holdings, Inc.†	9,453
1,240	PTC, Inc.†	43,933
40	QAD, Inc., Class B	680
1,000	Qlik Technologies, Inc.†	26,590
1,650	QLogic Corp.†	21,037
20,993	QUALCOMM, Inc.	1,655,508
1,275	Rackspace Hosting, Inc.†(a)	41,846
1,000	Rambus, Inc.†(a)	10,750
1,000	RealD, Inc.†	11,170
681	RealNetworks, Inc.†	5,162
625	RealPage, Inc.†(a)	11,350
1,940	Red Hat, Inc.†	102,781
600	Relm Wireless Corp.†(a)	1,890
2,627	RF Micro Devices, Inc.†	20,701
1,427	Riverbed Technology, Inc.†	28,126
300	Rogers Corp.†	18,726
300	Rosetta Stone, Inc.†	3,366
1,020	Rovi Corp.†	23,236
340	Rudolph Technologies, Inc.†(a)	3,879
4,750	Salesforce.com, Inc.†(a)	271,178
2,625	SanDisk Corp.	213,124
1,833	Sanmina Corp.†	31,986
1,650	Sapient Corp.†	28,149
300	ScanSource, Inc.†	12,231
560	Science Applications International Corp.	20,938
600	Semtech Corp.†	15,204
300	ServiceNow, Inc.†	17,976
300	ShoreTel, Inc.†	2,580
122	Shutterstock, Inc.†(a)	8,858
100	Silicon Image, Inc.†	690
500	Silicon Laboratories, Inc.†	26,125
1,707	Skyworks Solutions, Inc.	64,047

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology — (continued)
800	SolarWinds, Inc.†(a)	$34,104
800	Solera Holdings, Inc.	50,672
4,725	Sonus Networks, Inc.†	15,923
650	Spansion, Inc., Class A†	11,323
100	Speed Commerce, Inc.†(a)	364
193	Splunk, Inc.†	13,798
100	SS&C Technologies Holdings, Inc.†	4,002
3,575	SunEdison, Inc.†(a)	67,353
1,300	SunPower Corp., Class A†(a)	41,938
102	SYKES Enterprises, Inc.†	2,027
8,458	Symantec Corp.	168,906
350	Synaptics, Inc.†(a)	21,007
325	Synchronoss Technologies, Inc.†(a)	11,144
300	SYNNEX Corp.†	18,183
1,717	Synopsys, Inc.†	65,950
300	Syntel, Inc.†	26,970
1,025	Take-Two Interactive Software, Inc.†	22,478
700	Tech Data Corp.†	42,672
800	TechTarget, Inc.†(a)	5,768
1,800	Teradata Corp.†(a)	88,542
1,825	Teradyne, Inc.(a)	36,299
100	Tessco Technologies, Inc.(a)	3,736
400	Tessera Technologies, Inc.(a)	9,452
10,535	Texas Instruments, Inc.	496,725
1,825	TIBCO Software, Inc.†	37,084
800	TiVo, Inc.†	10,584
1,937	Total System Services, Inc.	58,904
100	Travelzoo, Inc.†	2,290
2,859	Trimble Navigation, Ltd.†	111,129
1,300	TriQuint Semiconductor, Inc.†	17,407
108	Trulia, Inc.†(a)	3,586
1,200	TTM Technologies, Inc.†	10,140
800	Twitter, Inc.†(a)	37,336
500	Tyler Technologies, Inc.†	41,840
265	Ultimate Software Group, Inc.†	36,305
427	Unisys Corp.†	13,006
114	United Online, Inc.	1,318
700	Universal Display Corp.†(a)	22,337
311	Unwired Planet, Inc.†(a)	675
66	UTStarcom Holdings Corp.†	180
825	Vantiv, Inc., Class A†(a)	24,932
450	VASCO Data Security International, Inc.†(a)	3,393
400	Veeco Instruments, Inc.†(a)	16,772
1,365	VeriFone Systems, Inc.†	46,164
375	Verint Systems, Inc.†	17,599
1,416	VeriSign, Inc.†(a)	76,337
375	ViaSat, Inc.†(a)	25,890
55	Viasystems Group, Inc.†	689
475	VirnetX Holding Corp.†(a)
100	Virtusa Corp.†	3,351
5,901	Visa, Inc., Class A	1,273,790
1,806	Vishay Intertechnology, Inc.(a)	26,873
129	Vishay Precision Group, Inc.†(a)	2,242
1,045	VMware, Inc., Class A†(a)	112,881
500	Web.com Group, Inc.†	17,015
458	WebMD Health Corp., Class A†(a)	18,961
2,557	Western Digital Corp.	234,784
6,454	Western Union Co. (The)(a)	105,587
359	WEX, Inc.†	34,123
195	Workday, Inc., Class A†(a)	17,829
15	WPCS International, Inc.†	23
13,095	Xerox Corp.	147,974
3,025	Xilinx, Inc.	164,167
800	XO Group, Inc.†	8,112
11,025	Yahoo!, Inc.†	395,797
241	Yelp, Inc., Class A†	18,540

Shares		Value
Information Technology — (continued)
825	Zebra Technologies Corp., Class A†	$57,263
343	Zillow, Inc., Class A†(a)	30,218
1,000	Zygo Corp.†(a)	15,190
7,125	Zynga, Inc., Class A†	30,638
		42,336,989
Materials — 3.7%
381	A Schulman, Inc.	13,815
2,335	Air Products & Chemicals, Inc.	277,958
735	Airgas, Inc.(a)	78,285
1,875	AK Steel Holding Corp.†	13,538
600	Albemarle Corp.	39,852
12,298	Alcoa, Inc.(a)	158,275
1,350	Allegheny Technologies, Inc.(a)	50,868
900	Allied Nevada Gold Corp.†(a)	3,879
500	AM Castle & Co.†(a)	7,345
200	AMCOL International Corp.(a)	9,156
400	American Vanguard Corp.(a)	8,660
850	Aptargroup, Inc.	56,185
717	Ashland, Inc.	71,327
575	Axiall Corp.	25,829
348	Balchem Corp.	18,138
1,600	Ball Corp.(a)	87,696
1,150	Bemis Co., Inc.(a)	45,126
700	Cabot Corp.	41,342
500	Calgon Carbon Corp.†	10,915
500	Carpenter Technology Corp.	33,020
1,500	Celanese Corp., Class A	83,265
600	Century Aluminum Co.†(a)	7,926
619	CF Industries Holdings, Inc.	161,336
1,005	Chemtura Corp.†	25,416
300	Clearwater Paper Corp.†	18,801
1,400	Cliffs Natural Resources, Inc.(a)	28,644
1,110	Coeur Mining, Inc.†(a)	10,312
1,300	Commercial Metals Co.	24,544
400	Compass Minerals International, Inc.	33,008
1,800	Core Molding Technologies, Inc.†	22,536
2,000	Crown Holdings, Inc.†	89,480
358	Cytec Industries, Inc.	34,944
100	Deltic Timber Corp.	6,523
400	Domtar Corp.(a)	44,888
13,111	Dow Chemical Co. (The)	637,063
534	Eagle Materials, Inc.	47,344
1,589	Eastman Chemical Co.	136,988
3,247	Ecolab, Inc.	350,644
11,546	EI du Pont de Nemours & Co.(a)	774,737
1,000	Ferro Corp.†	13,660
1,300	Flotek Industries, Inc.†(a)	36,205
1,275	FMC Corp.	97,614
12,919	Freeport-McMoRan Copper & Gold, Inc.	427,231
1,000	Friedman Industries, Inc.	8,430
500	Globe Specialty Metals, Inc.	10,410
2,900	Graphic Packaging Holding Co.†	29,464
300	Greif, Inc., Class A	15,747
450	HB Fuller Co.	21,726
2,000	Headwaters, Inc.†	26,420
3,400	Hecla Mining Co.(a)	10,438
300	Horsehead Holding Corp.†	5,046
2,575	Huntsman Corp.	62,881
300	Innophos Holdings, Inc.	17,010
300	Innospec, Inc.	13,569
810	International Flavors & Fragrances, Inc.	77,493
5,117	International Paper Co.	234,768
400	Intrepid Potash, Inc.†(a)	6,184
300	Koppers Holdings, Inc.	12,369
1,100	Louisiana-Pacific Corp.†(a)	18,557
300	LSB Industries, Inc.†(a)	11,226
511	Martin Marietta Materials, Inc.(a)	65,587

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Materials — (continued)
1,200	McEwen Mining, Inc.†(a)	$2,844
1,676	MeadWestvaco Corp.	63,085
380	Minerals Technologies, Inc.	24,533
800	Molycorp, Inc.†(a)	3,752
5,748	Monsanto Co.	653,950
3,375	Mosaic Co. (The)	168,750
200	Myers Industries, Inc.	3,984
300	Neenah Paper, Inc.	15,516
100	NewMarket Corp.(a)	39,078
6,000	Newmont Mining Corp.	140,640
100	NL Industries, Inc.	1,084
1,000	Noranda Aluminum Holding Corp.	4,110
3,095	Nucor Corp.	156,421
770	Olin Corp.(a)	21,260
300	OM Group, Inc.(a)	9,966
1,875	Owens-Illinois, Inc.†	63,431
975	Packaging Corp. of America	68,611
1,000	PH Glatfelter Co.	27,220
1,158	PolyOne Corp.	42,452
1,621	PPG Industries, Inc.	313,599
3,461	Praxair, Inc.	453,287
1,000	Reliance Steel & Aluminum Co.	70,660
682	Rock Tenn Co., Class A	71,999
900	Rockwood Holdings, Inc.	66,960
600	Royal Gold, Inc.	37,572
1,300	RPM International, Inc.	54,392
300	RTI International Metals, Inc.†	8,334
300	Schweitzer-Mauduit International, Inc.	12,777
700	Scotts Miracle-Gro Co. (The), Class A	42,896
2,225	Sealed Air Corp.	73,136
100	Senomyx, Inc.†	1,067
500	Sensient Technologies Corp.	28,205
972	Sherwin-Williams Co. (The)	191,610
1,200	Sigma-Aldrich Corp.	112,056
700	Silgan Holdings, Inc.	34,664
1,075	Sonoco Products Co.	44,096
2,122	Southern Copper Corp.(a)	61,772
2,800	Steel Dynamics, Inc.	49,812
300	Stepan Co.	19,368
1,600	Stillwater Mining Co.†(a)	23,696
564	SunCoke Energy, Inc.†	12,882
900	Tahoe Resources, Inc.†(a)	19,035
192	Texas Industries, Inc.†(a)	17,207
671	Tredegar Corp.(a)	15,440
500	UFP Technologies, Inc.†	12,180
50	United States Lime & Minerals, Inc.	2,815
1,625	United States Steel Corp.(a)	44,866
900	Valspar Corp.	64,908
1,244	Vulcan Materials Co.	82,664
700	Walter Energy, Inc.(a)	5,292
1,300	Wausau Paper Corp.(a)	16,549
502	Westlake Chemical Corp.	33,222
6,733	Weyerhaeuser Co.(b)	197,613
1,000	Worthington Industries, Inc.	38,250
887	WR Grace & Co.†	87,964
50	Zep, Inc.	885
		8,746,060
Telecommunication Services — 2.1%
1,000	8x8, Inc.†	10,810
600	Alaska Communications Systems Group, Inc.†(a)	1,158
65,424	AT&T, Inc.	2,294,420
200	Atlantic Tele-Network, Inc.	13,184
6,610	CenturyLink, Inc.(a)	217,072
1,425	Cincinnati Bell, Inc.†	4,930
500	Cogent Communications Group, Inc.	17,765

Shares		Value
Telecommunication Services — (continued)
87	Consolidated Communications Holdings, Inc.(a)	$1,741
11,886	Frontier Communications Corp.(a)	67,750
600	General Communication, Inc., Class A†	6,846
16	IDT Corp., Class B	267
500	Inteliquent, Inc.	7,265
1,899	Level 3 Communications, Inc.†	74,327
1,825	NII Holdings, Inc.†(a)	2,172
1,372	SBA Communications Corp., Class A†	124,797
6,797	Sprint Corp.†(a)	62,464
8	Straight Path Communications, Inc.†(a)	59
1,050	Telephone & Data Systems, Inc.	27,521
8,775	T-Mobile US, Inc.(a)	289,838
1,375	tw telecom, Inc., Class A†	42,983
300	United States Cellular Corp.(a)	12,303
400	USA Mobility, Inc.	7,268
35,513	Verizon Communications, Inc.	1,689,353
600	Vonage Holdings Corp.†	2,562
7,091	Windstream Holdings, Inc.(a)	58,430
		5,037,285
Utilities — 3.2%
7,110	AES Corp. (The)	101,531
1,519	AGL Resources, Inc.	74,370
425	ALLETE, Inc.(a)	22,278
1,100	Alliant Energy Corp.	62,491
2,800	Ameren Corp.	115,360
5,630	American Electric Power Co., Inc.	285,216
400	American States Water Co.	12,916
2,000	American Water Works Co., Inc.	90,800
2,151	Aqua America, Inc.	53,926
1,100	Atmos Energy Corp.	51,843
1,000	Avista Corp.	30,650
300	Black Hills Corp.	17,295
525	California Water Service Group	12,568
5,000	Calpine Corp.†	104,550
4,600	CenterPoint Energy, Inc.	108,974
700	Cleco Corp.	35,406
2,850	CMS Energy Corp.	83,448
3,550	Consolidated Edison, Inc.(a)	190,457
6,990	Dominion Resources, Inc.	496,220
1,975	DTE Energy Co.	146,723
8,876	Duke Energy Corp.	632,149
11	Dynegy, Inc., Class A†	274
3,750	Edison International	212,287
400	El Paso Electric Co.	14,292
475	Empire District Electric Co.	11,552
2,050	Entergy Corp.	137,042
10,416	Exelon Corp.(a)	349,561
4,280	FirstEnergy Corp.	145,648
16	Genie Energy, Ltd., Class B†	159
1,705	Great Plains Energy, Inc.	46,103
1,100	Hawaiian Electric Industries, Inc.(a)	27,962
500	IDACORP, Inc.(a)	27,735
700	Integrys Energy Group, Inc.(a)	41,755
1,800	ITC Holdings Corp.(a)	67,230
350	Laclede Group, Inc.	16,503
2,125	MDU Resources Group, Inc.	72,909
450	MGE Energy, Inc.(a)	17,654
950	National Fuel Gas Co.(a)	66,538
400	New Jersey Resources Corp.	19,920
5,406	NextEra Energy, Inc.	516,922
3,615	NiSource, Inc.	128,441
3,567	Northeast Utilities	162,299
300	Northwest Natural Gas Co.(a)	13,203
400	NorthWestern Corp.	18,972
3,577	NRG Energy, Inc.	113,749
300	NRG Yield, Inc., Class A(a)	11,859

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Utilities — (continued)
2,100	OGE Energy Corp.	$77,196
587	ONE Gas, Inc.†	21,091
2,350	ONEOK, Inc.	139,237
1,000	Ormat Technologies, Inc.(a)	30,010
350	Otter Tail Corp.	10,777
2,650	Pepco Holdings, Inc.(a)	54,272
4,700	PG&E Corp.	203,040
700	Piedmont Natural Gas Co., Inc.(a)	24,773
1,300	Pinnacle West Capital Corp.	71,058
700	PNM Resources, Inc.	18,921
800	Portland General Electric Co.(a)	25,872
7,950	PPL Corp.	263,463
5,825	Public Service Enterprise Group, Inc.	222,166
2,200	Questar Corp.	52,316
1,379	SCANA Corp.(a)	70,770
2,712	Sempra Energy	262,413
325	South Jersey Industries, Inc.	18,229
11,000	Southern Co. (The)(a)	483,340
475	Southwest Gas Corp.	25,389
2,700	TECO Energy, Inc.(a)	46,305
1,300	UGI Corp.	59,293
550	UIL Holdings Corp.	20,246
933	Vectren Corp.	36,751
1,375	Westar Energy, Inc., Class A(a)	48,345
650	WGL Holdings, Inc.	26,039
2,700	Wisconsin Energy Corp.(a)	125,685
6,050	Xcel Energy, Inc.(a)	183,678
		7,590,415
Total Common Stock
(Cost $116,498,969)		234,521,893

SHORT-TERM INVESTMENTS (c) — 10.9%
1,440,586	Northern Trust Institutional Government Select Portfolio, 0.010%	1,440,587
24,343,963	Northern Trust Institutional Liquid Asset Portfolio, 0.010% (d)	24,343,963

Total Short-Term Investments
(Cost $25,784,550)		25,784,550
RIGHT — 0.0%
United States — 0.0%
1,500	Leap Wireless CVR † (e)	3,780

Total Right (Cost $–)		3,780

WARRANTS — 0.0%
183	Dynegy, Inc., Expires 10/04/17 †	317
1	Magnum Hunter Resources Corp, Expires 08/29/14 † (e)	—
1	Magnum Hunter WTS, Expires 04/20/16 †	—
7	Tejon Ranch Co., Expires 08/31/16 †	25
Total Warrants (Cost $5,144)		342
Total Investments — 110.2%
(Cost $142,288,663)‡		260,310,565
Other Assets & Liabilities, Net — (10.2)%		(24,015,963)
NET ASSETS — 100.0%		$236,294,603

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $24,244,964.
(b)	Real Estate Investment Trust.
(c)	Rate shown is the 7-day effective yield as of March 31, 2014.
(d)
This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2014 was $24,343,963.  Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $261,448.

(e)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2014 was $3,786 and represents 0.0% of Net Assets.
‡	At March 31, 2014, the tax basis cost of the Fund's investments was $142,288,663 and the unrealized appreciation and depreciation were $122,145,270 and $(4,123,368), respectively.

CVR— Contingent Value Right
ETF— Exchange Traded Fund
LLC— Limited Liability Company
LP — Limited Partnership Investment
Ltd. — Limited
PLC— Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$234,521,893	$—	$—	$234,521,893
Short-Term Investment	25,784,550	—	—	25,784,550
Right	—	3,780	—	3,780
Warrants	317	25	—	342
Total Investments in Securities	$260,306,760	$3,805	$—	$260,310,565

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For March 31, 2014 were no Level 3 assets and liabilities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
COMMON STOCK — 95.4%
Australia — 1.0%
17,400	Australia & New Zealand Banking Group, Ltd.	$535,277
49,500	Insurance Australia Group, Ltd.	256,018
		791,295
Belgium — 0.6%
6,100	UCB SA	489,381

Bermuda — 1.6%
26,125	Lazard, Ltd., Class A	1,230,226

Brazil — 0.5%
29,700	Banco Bradesco SA(a)	405,999

Canada — 7.4%
7,900	Alimentation Couche Tard, Inc., Class B	638,932
21,970	Canadian National Railway Co.(a)	1,235,153
8,300	Canadian National Railway Co.	466,317
3,320	Canadian Pacific Railway, Ltd.	497,475
8,780	Canadian Pacific Railway, Ltd.	1,320,775
6,400	Husky Energy, Inc.	191,971
3,400	Magna International, Inc.	326,867
6,300	Pacific Rubiales Energy Corp.	113,463
12,900	Royal Bank of Canada	850,548
		5,641,501
China — 2.9%
754,000	Bank of China, Ltd., Class H	334,982
381,000	Bank of Communications Co., Ltd., Class H	249,624
26,600	Beijing Enterprises Holdings, Ltd.	238,611
2,900	NetEase, Inc. ADR(a)	195,170
158,620	PICC Property & Casualty Co., Ltd., Class H	217,716
46,400	Sinopharm Group Co., Ltd., Class H	127,539
662,000	Sun Art Retail Group, Ltd.(a)	833,635
		2,197,277
Denmark — 4.8%
23,925	Chr Hansen Holding A	949,530
6,000	DSV A/S	193,472
33,800	Novo Nordisk ADR(a)	1,542,970
23,029	Novozymes A, Class B	1,012,331
		3,698,303
Finland — 1.6%
30,000	Pohjola Bank PLC, Class A	667,883
10,400	Sampo, Class A	539,864
		1,207,747
France — 3.6%
4,800	BNP Paribas	370,078
3,075	Christian Dior SA	590,607
3,275	Cie Generale des Etablissements Michelin, Class B	409,426
3,506	LVMH Moet Hennessy Louis Vuitton SA	635,334
8,325	Societe Generale	512,453
2,400	Sodexo	251,549
		2,769,447
Germany — 6.9%
5,250	Adidas AG	567,682
5,800	BASF SE	645,386
6,605	Bayer AG	894,478

Shares		Value
Germany — (continued)
2,750	Bayerische Motoren Werke AG	$347,509
1,510	Brenntag AG	280,432
1,400	Continental AG	335,746
27,900	Deutsche Telekom AG	452,696
4,850	Fresenius SE & Co. KGaA	761,302
7,300	OSRAM Licht AG†	473,347
5,800	SAP AG	470,473
		5,229,051
Hong Kong — 5.5%
107,000	Hutchison Whampoa, Ltd.	1,420,085
522,000	Lenovo Group, Ltd.(a)	577,395
106,000	SJM Holdings, Ltd.	298,627
151,000	Techtronic Industries Co.	421,603
21,400	Tencent Holdings, Ltd.	1,493,724
		4,211,434
India — 0.6%
8,800	Infosys, Ltd. ADR(a)	476,784

Indonesia — 0.2%
142,500	Bank Mandiri	120,021

Ireland — 3.2%
16,705	Covidien PLC	1,230,490
7,580	Perrigo Co. PLC	1,172,323
		2,402,813
Italy — 0.4%
11,700	Eni SpA	293,395

Japan — 12.4%
23,500	Astellas Pharma, Inc.	279,005
5,200	FANUC Corp.	919,319
48,000	Hitachi, Ltd.	355,299
52,600	ITOCHU Corp.	615,442
9,500	Japan Tobacco, Inc.	298,180
19,700	JFE Holdings, Inc.	370,175
11,000	JGC Corp.	382,133
5,500	Miraca Holdings, Inc.	240,936
261,800	Mizuho Financial Group, Inc.	518,849
6,900	Nippon Telegraph & Telephone Corp.	374,957
38,200	Nissan Motor Co., Ltd.	340,489
26,000	ORIX Corp.	366,444
51,600	Ricoh Co., Ltd.	598,189
19,500	Sega Sammy Holdings, Inc.	437,752
15,600	Sekisui Chemical Co., Ltd.	162,025
19,500	Sekisui House, Ltd.	241,178
6,500	Seven & I Holdings Co., Ltd.	247,679
7,500	Sumitomo Mitsui Financial Group, Inc.	321,480
8,000	Sundrug Co., Ltd.	365,637
29,800	Sysmex Corp.	950,095
8,400	Tokio Marine Holdings, Inc.	251,919
14,800	Toyota Motor Corp.	834,629
		9,471,811
Luxembourg — 0.9%
21,900	Subsea 7 SA	406,427
13,300	Tenaris SA	293,894
		700,321
Malaysia — 0.4%
64,800	AMMB Holdings BHD	142,575
84,300	Axiata Group BHD	172,324
		314,899

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

Shares		Value
Mexico — 1.7%
127,400	Alfa SAB de CV, Class A	$322,025
52,800	Grupo Financiero Banorte SAB de CV, Class O	357,069
252,800	Wal-Mart de Mexico SAB de CV(a)	602,205
		1,281,299
Netherlands — 4.7%
13,200	ASML Holding NV, Class G(a)	1,232,352
5,160	Core Laboratories NV	1,023,950
15,950	SBM Offshore NV	290,245
23,545	Sensata Technologies Holding NV†(a)	1,003,959
		3,550,506
Norway — 1.6%
18,275	Statoil ASA	515,624
43,000	Storebrand ASA	247,627
20,200	Telenor ASA	447,083
		1,210,334
Portugal — 0.6%
28,184	Jeronimo Martins SGPS SA	472,950

Russia — 0.7%
7,325	Lukoil OAO ADR	409,651
2,600	Lukoil OAO ADR	145,405
		555,056
Singapore — 0.8%
24,000	Keppel Corp., Ltd.	208,215
21,800	United Overseas Bank, Ltd.	376,038
		584,253
South Africa — 1.5%
12,600	Aspen Pharmacare Holdings, Ltd.	336,266
14,000	Remgro, Ltd.	272,318
37,769	Shoprite Holdings, Ltd.	569,943
		1,178,527
South Korea — 1.6%
1,600	Hyundai Motor Co.	378,322
765	Samsung Electronics Co., Ltd. GDR	482,337
4,000	SK Telecom Co., Ltd. ADR(a)	90,280
1,265	SK Telecom Co., Ltd.	256,717
		1,207,656
Spain — 3.0%
52,200	Banco Santander SA	498,312
8,100	Enagas SA	246,406
8,400	Grifols SA	460,344
7,123	Inditex SA	1,068,664
		2,273,726
Sweden — 1.9%
35,673	Svenska Cellulosa AB, Class B	1,050,611
15,050	Swedbank AB, Class A	404,028
		1,454,639
Switzerland — 7.3%
15,625	ABB, Ltd.	403,609
12,590	ACE, Ltd.	1,247,166
8,300	Credit Suisse Group AG	268,655
15,271	Nestle SA	1,149,443
2,675	Roche Holding AG	804,543
488	SGS SA	1,203,541
23,600	UBS AG	488,363
		5,565,320

Shares		Value
Taiwan — 2.7%
103,435	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	$2,070,769

Thailand — 0.3%
44,300	PTT Exploration & Production PLC	214,478

United Kingdom — 10.6%
28,960	Aberdeen Asset Management PLC	188,748
15,625	ARM Holdings PLC ADR(a)	796,406
9,256	ASOS PLC†	800,086
68,575	Barclays PLC	266,857
43,780	BHP Billiton PLC	1,351,860
57,000	BP PLC	457,995
8,630	British American Tobacco PLC	481,428
22,410	Compass Group PLC	342,172
30,290	HSBC Holdings PLC	306,697
2,270	Next PLC	249,814
29,270	Prudential PLC	619,772
23,100	Rolls-Royce Holdings PLC	413,519
11,700	Tate & Lyle PLC	130,309
7,950	Weir Group PLC	336,245
38,670	WH Smith PLC	775,719
4,240	Whitbread PLC	294,302
52,520	William Hill PLC	298,808
		8,110,737
United States — 1.9%
25,000	Coca-Cola Enterprises, Inc.	1,194,000
3,330	Philip Morris International, Inc.	272,627
		1,466,627
Total Common Stock
(Cost $70,348,533)		72,848,582

SHORT-TERM INVESTMENTS (b) — 12.2%
2,281,968	Northern Trust Institutional Government Select Portfolio, 0.010%	2,281,968
7,032,190	Northern Trust Institutional Liquid Asset Portfolio, 0.010%(c)	7,032,190

Total Short-Term Investments
(Cost $9,314,158)		9,314,158

PREFERRED STOCK — 1.1%
Germany — 1.1%
7,800	Henkel AG & Co. KGAA	839,613

Total Preferred Stock
(Cost $795,244)		839,613

PRIVATE COMPANY — 0.0%
Malta — 0.0%
4,007	BGP Holdings PLC† (d)	—
(Cost $—)		—
Total Investments — 108.7%
(Cost $80,457,935)‡		83,002,353
Other Assets & Liabilities, Net — (8.7)%		(6,642,043)
NET ASSETS — 100.0%		$76,360,310

Wilshire Mutual Funds, Inc.
Wilshire International Equity Fund	March 31, 2014
Schedule of Investments	(Unaudited)

†	Non-income producing security.
(a)	This security or a partial position of this security is on loan at March 31, 2014. The total market value of securities on loan at March 31, 2014 was $7,358,892.
(b)	Rate shown is the 7-day effective yield as of March 31, 2014.
(c)
This security was purchased with cash collateral held from securities on loan. The total value of such security as of March 31, 2014 was $7,032,190. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $464,309.

(d)	Securities fair valued using methods determined in good faith by the Pricing Committee. The total market value of such securities as of March 31, 2014 was $0 and represents 0.0% of Net Assets.
‡	At March 31, 2014, the tax basis cost of the Fund's investments was $80,457,935, and the unrealized appreciation and depreciation were $3,988,941 and $(1,444,523), respectively.

ADR — American Depositary Receipt
GDR— Global Depositary Receipt
Ltd. — Limited
PLC— Public Limited Company

Amounts designated as “—“ are either $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2014 valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$791,295	$—	$791,295
Belgium	—	489,381	—	489,381
Bermuda	1,230,226	—	—	1,230,226
Brazil	405,999	—	—	405,999
Canada	5,641,501	—	—	5,641,501
China	195,170	2,002,107	—	2,197,277
Denmark	1,542,970	2,155,333	—	3,698,303
Finland	—	1,207,747	—	1,207,747
France	—	2,769,447	—	2,769,447
Germany	—	5,229,051	—	5,229,051
Hong Kong	—	4,211,434	—	4,211,434
India	476,784	—	—	476,784
Indonesia	—	120,021	—	120,021
Ireland	2,402,813	—	—	2,402,813
Italy	—	293,395	—	293,395
Japan	—	9,471,811	—	9,471,811
Luxembourg	—	700,321	—	700,321
Malaysia	—	314,899	—	314,899
Mexico	1,281,299	—	—	1,281,299
Netherlands	3,260,261	290,245	—	3,550,506
Norway	—	1,210,334	—	1,210,334
Portugal	—	472,950	—	472,950
Russia	409,651	145,405	—	555,056
Singapore	—	584,253	—	584,253
South Africa	—	1,178,527	—	1,178,527
South Korea	90,280	1,117,376	—	1,207,656
Spain	—	2,273,726	—	2,273,726
Sweden	—	1,454,639	—	1,454,639
Switzerland	1,247,166	4,318,154	—	5,565,320
Taiwan	2,070,769	—	—	2,070,769
Thailand	—	214,478	—	214,478
United Kingdom	1,132,651	6,978,086	—	8,110,737
United States	1,466,627	—	—	1,466,627
Total Common Stock	22,854,167	49,994,415	—	72,848,582
Short-Term Investments	9,314,158	—	—	9,314,158
Preferred Stock	—	839,613	—	839,613
Private Company Malta	—	—	—	—
Total Investments in Securities	$32,168,325	$50,834,028	$—	$83,002,353

*	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of local trading through the application of a third-party vendor.

^
This security was categorized as Level 3 and had a market value of $0 as of March 31, 2014 and the value has remained $0 throughout the period ended March 31, 2014. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2014.

For the period ended March 31, 2014, the transfers out of Level 1 and into Level 2 were $1,691,846 and the transfers out of Level 2 into Level 1 were $(0). The transfers were related to the fair value of certain foreign securities.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual and annual financial statements.

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Schwarz
Jason Schwarz, President

Date: May 29, 2014

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 29, 2014